Filed electronically with the Securities and Exchange Commission on April
                                    29, 1998.

                                                                 File No.2-13628
                                                                 File No. 811-43
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                 ----------
      Post-Effective Amendment No.    95
                                  ----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.    47
                   ----------

                            Scudder Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
               --------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
     --------
         X        on May 1, 1998 pursuant to paragraph (b)
     --------
                  60 days after filing pursuant to paragraph (a)(i)
     --------
                  on ___________ pursuant to paragraph (a)(i)
     --------
                  75 days after filing pursuant to paragraph (a)(ii)
     --------
                  on _____________ pursuant to paragraph (a)(ii) of Rule 485.
     --------

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 EXPENSE INFORMATION

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information

     4.       General Description of   INVESTMENT OBJECTIVE AND POLICIES
              Registrant               WHY INVEST IN THE FUND?
                                       ADDITIONAL INFORMATION ABOUT
                                             POLICIES AND INVESTMENTS
                                       FUND ORGANIZATION

     5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                       FUND  ORGANIZATION--Investment
                                             adviser and Transfer agent
                                       TRUSTEES AND OFFICERS
                                       SHAREHOLDER BENEFITS--A team approach
                                             to investing

    5A.       Management Discussion    NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and        DISTRIBUTION AND PERFORMANCE
              Other Securities         INFORMATION--Dividends and capital
                                             gains distributions
                                       FUND ORGANIZATION
                                       TRANSACTION INFORMATION--Tax
                                             Information
                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                             Automated Information Line,
                                             Dividend reinvestment plan,
                                             T.D.D. service for the hearing
                                             impaired
                                       HOW TO CONTACT SCUDDER

     7.       Purchase of Securities   PURCHASES
              Being Offered            FUND ORGANIZATION--Underwriter
                                       TRANSACTION INFORMATION--Purchasing
                                             shares, Share price, Processing
                                             time, Minimum balances, Third party
                                             transactions
                                       SHAREHOLDER BENEFITS--Dividend
                                             reinvestment plan
                                       SCUDDER TAX-ADVANTAGED RETIREMENT
                                             PLANS

     8.       Redemption or            EXCHANGES AND REDEMPTIONS
              Repurchase               TRANSACTION INFORMATION--Redeeming
                                             shares, Tax identification
                                             number, Minimum balances

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B

                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      FUND ORGANIZATION
              and History

    13.       Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                   POLICIES
                                       PORTFOLIO TRANSACTIONS--Portfolio
                                             turnover

    14.       Management of the Fund   INVESTMENT ADVISER
                                       TRUSTEES AND OFFICERS
                                       REMUNERATION

    15.       Control Persons and      TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER
              and Other Services       DISTRIBUTOR
                                       ADDITIONAL INFORMATION--Experts and
                                             Other Information

    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices            Portfolio Turnover

    18.       Capital Stock and        FUND ORGANIZATION
              Other Securities         DIVIDENDS AND CAPITAL GAIN
                                       DISTRIBUTIONS

    19.       Purchase, Redemption     PURCHASES
              and Pricing of           EXCHANGES AND REDEMPTIONS
              Securities Being         FEATURES AND SERVICES OFFERED BY THE
              Offered                        FUND--Dividend and Capital Gain
                                             Distribution Options
                                       SPECIAL PLAN ACCOUNTS
                                       NET ASSET VALUE

    20.       Tax Status               DIVIDENDS AND CAPITAL GAIN
                                       DISTRIBUTIONS
                                       TAXES

    21.       Underwriters             DISTRIBUTOR

    22.       Calculation of           PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 EXPENSE INFORMATION

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information              DISTRIBUTION AND FINANCIAL
                                       INFORMATION

     4.       General Description of   INVESTMENT OBJECTIVE AND POLICIES
              Registrant               WHY INVEST IN THE FUND?
                                       ADDITIONAL INFORMATION ABOUT
                                             POLICIES AND INVESTMENTS
                                       FUND ORGANIZATION

     5.       Management of the Fund   FINANCIAL HIGHLIGHTS
                                       A MESSAGE FROM SCUDDER'S CHAIRMAN
                                       FUND ORGANIZATION--Investment adviser
                                             and Transfer agent
                                       TRUSTEES AND OFFICERS

    5A.       Management Discussion    SHAREHOLDER BENEFITS--A team approach
              of Fund Performance            to investing


     6.       Capital Stock and        DISTRIBUTION AND PERFORMANCE
              Other Securities               INFORMATION-- Dividends and
                                             capital gains distributions
                                       FUND ORGANIZATION
                                       TRANSACTION INFORMATION--Tax
                                             information
                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                             Automated Information Line,
                                             Dividend reinvestment plan,
                                             T.D.D. service for the hearing
                                             impaired
                                       HOW TO CONTACT SCUDDER

     7.       Purchase of Securities   PURCHASES
              Being Offered            FUND ORGANIZATION--Underwriter
                                       TRANSACTION INFORMATION--Purchasing
                                             shares, Share price, Processing
                                             time, Minimum balances, Third
                                             party transactions
                                       SHAREHOLDER BENEFITS--Dividend
                                             reinvestment plan
                                       SCUDDER TAX-ADVANTAGED RETIREMENT
                                             PLANS
                                       INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or            EXCHANGES AND REDEMPTIONS
              Repurchase               TRANSACTION INFORMATION--Redeeming
                                             shares, Tax identification
                                             number and Minimum balances

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      FUND ORGANIZATION
              and History

    13.       Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                   POLICIES
                                       PORTFOLIO TRANSACTIONS--Portfolio
                                             turnover

    14.       Management of the Fund   INVESTMENT ADVISER
                                       TRUSTEES AND OFFICERS
                                       REMUNERATION

    15.       Control Persons and      TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER
              and Other Services       DISTRIBUTOR
                                       ADDITIONAL INFORMATION--Experts and
                                             Other Information

    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices            commissions

    18.       Capital Stock and        FUND ORGANIZATION
              Other Securities         DIVIDENDS AND CAPITAL GAINS
                                       DISTRIBUTIONS

    19.       Purchase, Redemption     PURCHASES
              and Pricing of           EXCHANGES AND REDEMPTIONS
              Securities Being         FEATURES AND SERVICES OFFERED BY THE
              Offered                        FUND-- Dividend and Capital
                                             Gain Distribution Options
                                       SPECIAL PLAN ACCOUNTS
                                       NET ASSET VALUE

    20.       Tax Status               DIVIDENDS
                                       TAXES

    21.       Underwriters             DISTRIBUTOR

    22.       Calculation of           PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 EXPENSE INFORMATION

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information

     4.       General Description of  INVESTMENT OBJECTIVES AND POLICIES
              Registrant              WHY INVEST IN THE FUND?
                                      ADDITIONAL INFORMATION ABOUT
                                             POLICIES AND  INVESTMENTS
                                       FUND ORGANIZATION

     5.                                Management of the Fund A MESSAGE FROM
                                       SCUDDER'S CHAIRMAN FUND
                                       ORGANIZATION--Investment adviser and
                                             Transfer agent
                                       TRUSTEES AND OFFICERS
                                       SHAREHOLDER BENEFITS--A team approach
                                             to investing

    5A.       Management Discussion    NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and        DISTRIBUTION AND PERFORMANCE
              Other Securities               INFORMATION-- Dividends and
                                             capital gains distributions
                                       FUND ORGANIZATION
                                       TRANSACTION INFORMATION--Tax
                                             information
                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                             Automated Information Line,
                                             Dividend reinvestment plan,
                                             T.D.D. service for the hearing
                                             impaired
                                       HOW TO CONTACT SCUDDER

     7.       Purchase of Securities   PURCHASES
              Being Offered            FUND ORGANIZATION--Underwriter
                                       TRANSACTION INFORMATION--Purchasing
                                             shares, Share price, Processing
                                             time, Minimum balances, Third
                                             party transactions
                                       SHAREHOLDER BENEFITS--Dividend
                                             reinvestment plan
                                       SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or            EXCHANGES AND REDEMPTIONS
              Repurchase               TRANSACTION INFORMATION--Redeeming
                                             shares, Tax identification
                                             number, Minimum balances

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      FUND ORGANIZATION
              and History

    13.       Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                   POLICIES
                                       PORTFOLIO TRANSACTIONS--Portfolio
                                             turnover

    14.       Management of the Fund   INVESTMENT ADVISER
                                       TRUSTEES AND OFFICERS
                                       REMUNERATION

    15.       Control Persons and      TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER
              and Other Services       DISTRIBUTOR
                                       ADDITIONAL INFORMATION--Experts and
                                             Other Information

    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices            Portfolio Turnover

    18.       Capital Stock and        FUND ORGANIZATION
              Other Securities         DIVIDENDS AND CAPITAL GAINS
                                       DISTRIBUTIONS

    19.       Purchase, Redemption     PURCHASES
              and Pricing of           EXCHANGES AND REDEMPTIONS
              Securities Being         FEATURES AND SERVICES OFFERED BY THE
              Offered                        FUND-- Dividend and Capital
                                             Gain Distribution Options
                                       SPECIAL PLAN ACCOUNTS
                                       NET ASSET VALUE

    20.       Tax Status               DIVIDENDS
                                       TAXES

    21.       Underwriters             DISTRIBUTOR

    22.       Calculation of           PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                           KEMPER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 SUMMARY OF EXPENSES

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information

     4.       General Description of   INVESTMENT OBJECTIVE, POLICIES AND
              Registrant                     RISK FACTORS
                                       INVESTMENT ADVISER AND UNDERWRITER

     5.       Management of the Fund   INVESTMENT OBJECTIVE, POLICIES AND
                                             RISK FACTORS
                                       INVESTMENT ADVISER AND UNDERWRITER
                                       SPECIAL FEATURES

    5A.       Management Discussion    NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and        DIVIDENDS, DISTRIBUTION AND TAXES
              Other Securities         NET ASSET VALUE
                                       PURCHASE OF SHARES
                                       REDEMPTION OR REPURCHASE OF SHARES
                                       SPECIAL FEATURES
                                       PERFORMANCE
                                       CAPITAL STRUCTURE

     7.       Purchase of Securities   DIVIDENDS, DISTRIBUTION AND TAXES
              Being Offered            NET ASSET VALUE
                                       PURCHASE OF SHARES
                                       REDEMPTION OR REPURCHASE OF SHARES
                                       SPECIAL FEATURES
                                       PERFORMANCE
                                       CAPITAL STRUCTURE

     8.       Redemption or            REDEMPTION OR REPURCHASE OF SHARES
              Repurchase               SPECIAL FEATURES

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                           KEMPER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      INAPPLICABLE
              and History

    13.       Investment Objectives    INVESTMENT RESTRICTIONS; INVESTMENT
              and Policies                   POLICIES


    14.       Management of the Fund   INVESTMENT ADVISER AND UNDERWRITER
                                       TRUSTEES AND OFFICERS

    15.       Control Persons and      TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER AND UNDERWRITER
              and Other Services       TRUSTEES AND OFFICERS


    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS
              and Other Practices

    18.       Capital Stock and        DIVIDENDS, DISTRIBUTIONS AND TAXES;
              Other Securities         SHAREHOLDER RIGHTS

    19.       Purchase, Redemption     PURCHASES AND REDEMPTION OF SHARES
              and Pricing of
              Securities Being
              Offered

    20.       Tax Status               DIVIDENDS AND TAXES

    21.       Underwriters             INVESTMENT ADVISER AND UNDERWRITER

    22.       Calculation of           PERFORMANCE
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 EXPENSE INFORMATION

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information

     4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
              Registrant               WHY INVEST IN THE FUND?
                                       ADDITIONAL INFORMATION ABOUT
                                             POLICIES AND  INVESTMENTS
                                       FUND AND PORTFOLIO ORGANIZATION

     5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                       FUND AND PORTFOLIO ORGANIZATION--
                                             Investment adviser and Transfer
                                             agent
                                       TRUSTEES AND OFFICERS OF THE FUND
                                       SHAREHOLDER BENEFITS--A team approach
                                             to investing

    5A.       Management Discussion    NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and        DISTRIBUTION AND PERFORMANCE
              Other Securities               INFORMATION-- Dividends and
                                             capital gains distributions
                                       FUND AND PORTFOLIO ORGANIZATION
                                       TRANSACTION INFORMATION--Tax
                                             information
                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                             Automated Information Line,
                                             Dividend reinvestment plan,
                                             T.D.D. service for the hearing
                                             impaired
                                       HOW TO CONTACT SCUDDER

     7.       Purchase of Securities   PURCHASES
              Being Offered            FUND AND PORTFOLIO
                                       ORGANIZATION--Underwriter
                                       TRANSACTION INFORMATION--Purchasing
                                             shares, Share price, Processing
                                             time, Minimum balances, Third
                                             party transactions
                                       SHAREHOLDER BENEFITS--Dividend
                                             reinvestment plan
                                       SCUDDER TAX-ADVANTAGED RETIREMENT
                                             PLANS

     8.       Redemption or            EXCHANGES AND REDEMPTIONS
              Repurchase               TRANSACTION INFORMATION--Redeeming
                                             shares, Tax identification
                                             number, Minimum balances

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      FUND ORGANIZATION
              and History

    13.       Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                   POLICIES
                                       PORTFOLIO TRANSACTIONS--Portfolio
                                             turnover

    14.       Management of the Fund   INVESTMENT ADVISER AND ADMINISTRATOR
                                       INVESTMENT MANAGER AND ADMINISTRATOR
                                       TRUSTEES AND OFFICERS OF THE FUND
                                       REMUNERATION

    15.       Control Persons and      TRUSTEES AND OFFICERS OF THE FUND
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER AND ADMINISTRATOR
              and Other Services       INVESTMENT MANAGER AND ADMINISTRATOR
                                       DISTRIBUTOR
                                       ADDITIONAL INFORMATION--Experts and
                                             Other Information

    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices            Portfolio Turnover

    18.       Capital Stock and        FUND ORGANIZATION
              Other Securities         DIVIDENDS AND CAPITAL GAINS
                                       DISTRIBUTIONS

    19.       Purchase, Redemption     PURCHASES
              and Pricing of           EXCHANGES AND REDEMPTIONS
              Securities Being         FEATURES AND SERVICES OFFERED BY THE
              Offered                        FUND-- Dividend and Capital
                                             Gain Distribution Options
                                       SPECIAL PLAN ACCOUNTS
                                       NET ASSET VALUE

    20.       Tax Status               DIVIDENDS
                                       TAXES

    21.       Underwriters             DISTRIBUTOR

    22.       Calculation of           PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                       SCUDDER REAL ESTATE INVESTMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 EXPENSE INFORMATION

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information

     4.       General Description of   INVESTMENT OBJECTIVE AND POLICIES
              Registrant               WHY INVEST IN THE FUND?
                                       ADDITIONAL INFORMATION ABOUT
                                             POLICIES AND INVESTMENTS
                                       FUND ORGANIZATION

     5.       Management of the Fund   A MESSAGE FROM SCUDDER'S PRESIDENT
                                       FUND  ORGANIZATION--Investment adviser
                                             and Transfer agent
                                       TRUSTEES AND OFFICERS
                                       SHAREHOLDER BENEFITS--A team approach
                                             to investing

    5A.       Management Discussion    NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and        DISTRIBUTION AND PERFORMANCE
              Other Securities               INFORMATION--Dividends and
                                             capital gains distributions
                                       FUND ORGANIZATION
                                       TRANSACTION INFORMATION--Tax
                                             Information
                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                             Automated Information Line,
                                             Dividend reinvestment plan,
                                             T.D.D. service for the hearing
                                             impaired
                                       HOW TO CONTACT SCUDDER

     7.       Purchase of Securities   PURCHASES
              Being Offered            FUND ORGANIZATION--Underwriter
                                       TRANSACTION INFORMATION--Purchasing
                                             shares, Share price, Processing
                                             time, Minimum balances, Third
                                             party transactions
                                       SHAREHOLDER BENEFITS--Dividend
                                             reinvestment plan
                                       SCUDDER TAX-ADVANTAGED RETIREMENT
                                             PLANS

     8.       Redemption or            EXCHANGES AND REDEMPTIONS
              Repurchase               TRANSACTION INFORMATION--Redeeming
                                             shares, Tax identification
                                             number, Minimum balances

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                       SCUDDER REAL ESTATE INVESTMENT FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B

                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      FUND ORGANIZATION
              and History

    13.       Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                   POLICIES
                                       PORTFOLIO TRANSACTIONS--Portfolio
                                             turnover

    14.       Management of the Fund   INVESTMENT ADVISER
                                       TRUSTEES AND OFFICERS
                                       REMUNERATION

    15.       Control Persons and      TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER
              and Other Services       DISTRIBUTOR
                                       ADDITIONAL INFORMATION--Experts and
                                             Other Information

    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices            Portfolio Turnover

    18.       Capital Stock and        FUND ORGANIZATION
              Other Securities         DIVIDENDS AND CAPITAL GAIN
                                       DISTRIBUTIONS

    19.       Purchase, Redemption     PURCHASES
              and Pricing of           EXCHANGES AND REDEMPTIONS
              Securities Being         FEATURES AND SERVICES OFFERED BY THE
              Offered                        FUND--Dividend and Capital Gain
                                             Distribution Options
                                       SPECIAL PLAN ACCOUNTS
                                       NET ASSET VALUE

    20.       Tax Status               DIVIDENDS AND CAPITAL GAIN
                                       DISTRIBUTIONS
                                       TAXES

    21.       Underwriters             DISTRIBUTOR

    22.       Calculation of           PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                         SCUDDER DIVIDEND + GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption             Prospectus Caption
  --------    ------------             ------------------

     1.       Cover Page               COVER PAGE

     2.       Synopsis                 EXPENSE INFORMATION

     3.       Condensed Financial      FINANCIAL HIGHLIGHTS
              Information

     4.       General Description of   INVESTMENT OBJECTIVE AND POLICIES
              Registrant               WHY INVEST IN THE FUND?
                                       ADDITIONAL INFORMATION ABOUT
                                             POLICIES AND INVESTMENTS
                                       FUND ORGANIZATION

     5.       Management of the Fund   A MESSAGE FROM SCUDDER'S PRESIDENT
                                       FUND  ORGANIZATION--Investment adviser
                                             and Transfer agent
                                       TRUSTEES AND OFFICERS
                                       SHAREHOLDER BENEFITS--A team approach
                                             to investing

    5A.       Management Discussion    NOT APPLICABLE
              of Fund Performance

     6.       Capital Stock and        DISTRIBUTION AND PERFORMANCE
              Other Securities               INFORMATION--Dividends and
                                             capital gains distributions
                                       FUND ORGANIZATION
                                       TRANSACTION INFORMATION--Tax
                                             Information
                                       SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                             Automated Information Line,
                                             Dividend reinvestment plan,
                                             T.D.D. service for the hearing
                                             impaired
                                       HOW TO CONTACT SCUDDER

     7.       Purchase of Securities   PURCHASES
              Being Offered            FUND ORGANIZATION--Underwriter
                                       TRANSACTION INFORMATION--Purchasing
                                             shares, Share price, Processing
                                             time, Minimum balances, Third party
                                             transactions
                                       SHAREHOLDER BENEFITS--Dividend
                                             reinvestment plan
                                       SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or            EXCHANGES AND REDEMPTIONS
              Repurchase               TRANSACTION INFORMATION--Redeeming
                                             shares, Tax identification
                                             number, Minimum balances

     9.       Pending Legal            NOT APPLICABLE
              Proceedings

                         SCUDDER DIVIDEND + GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B

                                       Caption in Statement of
  Item No.    Item Caption             Additional Information
  --------    ------------             ----------------------

    10.       Cover Page               COVER PAGE

    11.       Table of Contents        TABLE OF CONTENTS

    12.       General Information      FUND ORGANIZATION
              and History

    13.       Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                   POLICIES
                                       PORTFOLIO TRANSACTIONS--Portfolio
                                             turnover

    14.       Management of the Fund   INVESTMENT ADVISER
                                       TRUSTEES AND OFFICERS
                                       REMUNERATION

    15.       Control Persons and      TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory      INVESTMENT ADVISER
              and Other Services       DISTRIBUTOR
                                       ADDITIONAL INFORMATION--Experts and
                                             Other Information

    17.       Brokerage Allocation     PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices            Portfolio Turnover

    18.       Capital Stock and        FUND ORGANIZATION
              Other Securities         DIVIDENDS AND CAPITAL GAIN
                                       DISTRIBUTIONS

    19.       Purchase, Redemption     PURCHASES
              and Pricing of           EXCHANGES AND REDEMPTIONS
              Securities Being         FEATURES AND SERVICES OFFERED BY THE
              Offered                        FUND--Dividend and Capital Gain
                                             Distribution Options
                                       SPECIAL PLAN ACCOUNTS
                                       NET ASSET VALUE

    20.       Tax Status               DIVIDENDS AND CAPITAL GAIN
                                       DISTRIBUTIONS
                                       TAXES

    21.       Underwriters             DISTRIBUTOR

    22.       Calculation of           PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements     FINANCIAL STATEMENTS

This prospectus sets forth concisely the information about Scudder Growth and Income Fund, a diversified series of Scudder Investment Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents-- see page 4.

---------------------------------
NOT FDIC-       MAY LOSE VALUE
INSURED         NO BANK GUARANTEE
---------------------------------


Scudder
Growth and Income Fund

Prospectus
May 1, 1998

A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital, current income, and growth of income.

Expense information
--------------------------------------------------------------------------------
 How to compare a Scudder Family of Funds pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Growth and Income Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

 1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                NONE

     Commissions to reinvest dividends                                NONE

     Redemption fees                                                  NONE*

     Fees to exchange shares                                          NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the year ended December 31, 1997.

     Investment management fee                                        0.46%

     12b-1 fees                                                       NONE

     Other expenses                                                   0.30%
                                                                      ----

     Total Fund operating expenses                                    0.76%
                                                                      ====

 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year            3 Years              5 Years             10 Years
     ------            -------              -------             --------
       $8               $24                  $42                 $94

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
--------------------------------------------------------------------------------

Financial highlights
 -------------------------------------------------------------------------------
 The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

 If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                  Years Ended December 31,
                                      1997(d)   1996(d)    1995     1994    1993(b)    1992       1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of        ----------------------------------------------------------------------------------------------
   period ..........................  $23.23    $20.23    $16.26   $17.24   $16.20    $15.76     $12.77   $14.14   $13.18    $12.31
Income from investment               ----------------------------------------------------------------------------------------------
   operations:
Net investment income ..............     .62       .60       .55      .49      .49       .57        .57      .65      .67       .60
Net realized and unrealized gain
   (loss) on investment
   transactions ....................    6.26      3.84      4.46     (.05)    2.01       .90       2.97    (1.01)    2.75       .86
                                     ----------------------------------------------------------------------------------------------
Total from investment operations ...    6.88      4.44      5.01      .44     2.50      1.47       3.54     (.36)    3.42      1.46
Less distributions from:             ----------------------------------------------------------------------------------------------
Net investment income ..............    (.58)     (.57)     (.56)    (.51)    (.45)     (.53)      (.55)    (.67)    (.69)     (.59)
Net realized gains on investment
   transactions ....................   (2.20)     (.87)     (.48)    (.91)   (1.01)     (.50)        --     (.34)   (1.77)       --
                                     ----------------------------------------------------------------------------------------------
Total distributions ................   (2.78)    (1.44)    (1.04)   (1.42)   (1.46)    (1.03)      (.55)   (1.01)   (2.46)     (.59)
                                     ----------------------------------------------------------------------------------------------
Net asset value,                     ----------------------------------------------------------------------------------------------
   end of period ...................  $27.33    $23.23    $20.23   $16.26   $17.24    $16.20     $15.76   $12.77   $14.14    $13.18
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...................   30.31     22.18     31.18     2.60    15.59      9.57      28.16    (2.33)   26.36     12.01
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ....................   6,834     4,186     3,061    1,992    1,624     1,166        723      491      490       402
Ratio of operating expenses to
   average net assets (%) ..........     .76       .78       .80      .86      .86       .94(a)     .97      .95      .87       .92
Ratio of net investment income to
   average net assets (%) ..........    2.31      2.77      3.10     2.98     2.93      3.60       4.03     5.03     4.47      4.63
Portfolio turnover rate (%) ........    22.2      26.6      26.9     42.3     35.5      27.5       44.7     64.7     76.6      47.6
Average commission rate paid (c) ...  $.0605    $.0572        --       --       --        --         --       --       --        --

(a) The Adviser did not impose a portion of its management fee amounting to $.02 per share for the year ended December 31, 1992. If all expenses, including the management fee not imposed, had been incurred by the Fund, the annualized ratio of expenses to average net assets for such year would have been 1.08% and the total return would have been lower. This ratio includes costs associated with the acquisition of certain assets of Niagara Share Corporation on July 27, 1992; exclusive of these charges the ratio would have been .92%.
(b) Effective January 1, 1993, the Fund discontinued using equalization accounting.
(c) Average commission rate paid per share of common and preferred stocks is calculated for years beginning on or after January 1, 1996.
(d) Based on monthly average shares outstanding during the period.
--------------------------------------------------------------------------------

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.


We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to suppot their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/Edmond D. Villani


Scudder Growth and Income Fund

Investment objective


o long-term growth of capital, current income, and growth of income


Investment characteristics

o an actively managed portfolio consisting primarily of common stocks and securities convertible into common stocks

o an emphasis on companies with good prospects for earnings growth over time

o opportunity to share in the long-term growth of the U.S. stock market as well as stock market risk


Contents

Investment objective and policies                      5
Why invest in the Fund?                                5
Additional information about policies
   and investments                                     5
Distribution and performance information               9
Fund organization                                     10
Transaction information                               11
Shareholder benefits                                  15
Purchases                                             18
Exchanges and redemptions                             19
Trustees and Officers                                 21
Investment products and services                      22
How to contact Scudder                                23

Investment objective and policies

Scudder Growth and Income Fund (the "Fund"), a diversified series of Scudder Investment Trust (the "Trust"), seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities for investment considerations and not for trading purposes.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund attempts to achieve its investment objective by investing primarily in dividend- paying common stocks, preferred stocks and securities convertible into common stocks. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with the Fund's objective. From time to time, for temporary defensive purposes, when the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") feels such a position is advisable in light of economic or market conditions, the Fund may invest, without limit, in cash and cash equivalents. It is impossible to predict how long such alternative strategies will be utilized. The Fund may invest in foreign securities, real estate investment trusts, illiquid securities, repurchase agreements and reverse repurchase agreements. It may also loan securities and may engage in strategic transactions. More information about investment techniques is provided under "Additional information about policies and investments."

The Fund's share price fluctuates with changes in interest rates and market conditions. These fluctuations may cause the value of shares to be higher or lower than when purchased.

Why invest in the Fund?

The Fund seeks to provide participation in the long-term growth of the economy through the potential investment returns offered by common stocks and securities convertible into common stocks. It maintains a diversified portfolio consisting primarily of common stocks, preferred stocks and convertible securities of companies with long-standing records of earnings growth. These companies, many of which are mainstays of the U.S. economy, offer prospects for future growth of earnings and profits, and therefore may offer investors attractive long-term investment opportunities. This strategy, with an emphasis on income, may be more appropriate for the conservative portions of your equity portfolio.

Additional information about policies and investments

Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees.


As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 30% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks

Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Securities lending


The Fund may lend portfolio securities to registered broker/dealers as a means of increasing its income. These loans may not exceed 30% of the Fund's total assets taken at market value. Loans of portfolio securities will be secured continuously by collateral consisting of U.S. Government securities or fixed-income obligations that are maintained at all times in an amount at least equal to the current market value of the loaned securities. The Fund will earn any interest or dividends paid on the loaned securities and may share with the borrower some of the income received on the collateral for the loan or will be paid a premium for the loan.


Repurchase agreements


As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.


Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the

U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of the Fund. The Fund may enter into forward foreign currency exchange contracts in connection with the purchase and sale of securities denominated in a foreign currency.

Real estate investment trusts

The Fund may purchase real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Securities lending. From time to time the Fund may lend its portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Real estate investment trusts. Investment in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position.

In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute any dividends from its net investment income quarterly in March, June, September and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made at a later date, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization


Scudder Growth and Income Fund is a diversified series of Scudder Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September 1984 and on December 31, 1984 assumed the business of its predecessor, which was organized as a Massachusetts corporation in May 1929.


The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


For the fiscal year ended December 31, 1997, the Adviser received an investment management fee of 0.46% of the Fund's average daily net assets on an annual basis. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.


Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--the name of the fund in which the money is to be invested, --the account number of the fund, and --the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record.

Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Growth and Income Fund is managed by a team of investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United Stated and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Robert T. Hoffman, Lead Portfolio Manager, leads a team of investment professionals responsible for the management of the Fund and other portfolios managed in a similar fashion. Mr. Hoffman has had responsibility for setting the Fund's stock investing strategy and overseeing the Fund's day-to-day operations since 1991. Mr. Hoffman, who joined the Adviser in 1990 as a portfolio manager, has 14 years of experience in the investment industry, including several years of pension fund management experience.

Lori Ensinger, Portfolio Manager, joined the Adviser's portfolio management team in 1993, and the Fund in 1996. Ms. Ensinger focuses on stock selection and investment strategy. She has worked as a portfolio manager since 1983.

Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr Thorndike, who has 19 years of investment experience, joined the Adviser in 1983 as a portfolio manager, and the Fund in 1986.

Kathleen T. Millard, Portfolio Manager, has been involved in the investment industry since 1983 and has worked as a portfolio manager since 1986. Ms. Millard, who joined the portfolio management team and the Adviser in 1991, focuses on strategy and stock selection.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

-----------------------------------------------------------------------------------------------------------------------
 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."

                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a
 payable to "The                             letter of instruction including your account number and the
 Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                     o  By Telephon          Please see Transaction information--Purchasing shares-- By
                                             QuickBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through
                        Investment Plan      automatic deductions from your bank checking account. Please call
                        ($50 minimum)        1-800-225-5163  for more information and an enrollment form.
-----------------------------------------------------------------------------------------------------------------------

Exchanges and redemptions

-----------------------------------------------------------------------------------------------------------------------
 Exchanging   Minimum investments:    $2,500 to establish a new account;
 shares                               $100 to exchange among existing accounts

              o By Telephone          To speak with a service representative, call 1-800-225-5163 from
                                             8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                             Information Line, call 1-800-343-2890 (24 hours a day).

              o By Mail               Print or type your instructions and include:
                or Fax
                                       - the name of the Fund and the account number you are exchanging from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to exchange;
                                       - the name of the Fund you are exchanging into;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or by express, registered,     or by fax to:
                                                               or certified mail to:

                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming    o By Telephone          To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

              o By Mail               Send your instructions for redemption to the appropriate address or fax number
                or Fax                above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000. See
                                      Transaction information--Redeeming shares.

              o By Automatic          You may arrange to receive automatic cash payments periodically.
                Withdrawal Plan       Call 1-800-225-5163 for more information and an enrollment form.
 -----------------------------------------------------------------------------------------------------------------------

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

 o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
    Trustee; Corporate Director and Trustee

George M. Lovejoy, Jr.
    Trustee; President and Director,
    Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners

Bruce F. Beaty*
    Vice President

Philip S. Fortuna*
    Vice President

William F. Gadsden*
    Vice President

Jerard K. Hartman*
    Vice President

Robert T. Hoffman*
    Vice President

Thomas W. Joseph*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Treasurer, Vice President and Secretary

John R. Hebble*
    Assistant Treasurer

Caroline Pearson*
    Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder S&P 500 Index Fund, a diversified series of Scudder Investment Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SCUDDER S&P 500 INDEX FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE EQUITY 500 INDEX PORTFOLIO, WHICH IS A SEPARATE MUTUAL FUND WITH AN IDENTICAL INVESTMENT OBJECTIVE ADVISED BY BANKERS TRUST COMPANY. THE INVESTMENT PERFORMANCE OF THE FUND WILL CORRESPOND DIRECTLY TO THE INVESTMENT PERFORMANCE OF THE PORTFOLIO.

Contents--see page 4.

--------------------------------
NOT FDIC-     MAY LOSE VALUE
INSURED       NO BANK GUARANTEE
--------------------------------

Scudder
S&P 500 Index
Fund


Prospectus
May 1, 1998

A pure no-load(TM) (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's Corporation 500 Composite Stock Price Index.

Expense information
--------------------------------------------------------------------------------

 How to compare a Scudder Family of Funds pure no-load(TM) fund



 This information is designed to help you understand the various costs and expenses of investing in Scudder S&P 500 Index Fund (the "Fund") and the Equity 500 Index Portfolio (the "Portfolio"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you. The Trust's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the investable assets of the Fund were invested directly in the types of securities being held by the Portfolio.


 1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE

     Commissions to reinvest dividends                                 NONE

     Redemption fees                                                   NONE*

     Fees to exchange shares                                           NONE

 2) Annual Fund operating expenses: Estimated expenses paid by the Fund and the Portfolio before the Fund distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ending December 31, 1998.


     Investment management fee (after waiver)                          0.05%**

     12b-1 fees                                                        NONE

     Other expenses (after reimbursements)                             0.35%**
                                                                       ----

     Total Fund operating expenses (after waiver and reimbursements)   0.40%**
                                                                       ====


 Example

 Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

              1 Year                      3 Years
              ------                      -------
                $4                          $13

 See "Fund and Portfolio organization" for further information about the expenses of the Fund and the Portfolio. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until April 30, 1999, the Manager of the Fund has agreed to reimburse other expenses to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.40% of average daily net assets. In addition, the Adviser of the Portfolio has agreed to waive a portion of its management fee and administration fee to the extent necessary so that the total annualized expenses of the Portfolio do not exceed 0.08% of the Portfolio's average daily net assets. If the Manager and the Adviser each had not agreed to reimburse expenses and to waive a portion of its management and administration fee, respectively, it is estimated that the annualized Fund expenses would be: investment management fee 0.10%, other expenses 1.06%, and total Fund operating expenses 1.16% for the fiscal year ending December 31, 1998.
--------------------------------------------------------------------------------

 Financial highlights
--------------------------------------------------------------------------------
 The following table includes selected data for a share outstanding (a) throughout the period and other performance information derived from the audited financial statements.

 If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                           For the Period
                                                                                           August 29, 1997
                                                                                            (commencement
                                                                                          of operations) to
                                                                                          December 31, 1997
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                         $12.00
 Income from investment operations:
 Net investment income                                                                           .05
 Net realized and unrealized gain (loss) on investment transactions                              .95
 Total from investment operations                                                              $1.00
 Less distributions from net investment income                                                 (.06)
 Net asset value, end of period                                                               $12.94
------------------------------------------------------------------------------------------------------------
 Total Return (%) (b)                                                                           8.34**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions)                                                           17
 Ratio of operating expenses, net to average daily net assets (%) (c)                            .40*
 Ratio of operating expenses before expense reductions, to average daily net                    4.42*
    assets (%) (c)
 Ratio of net investment income to average daily net assets (%)                                 1.35*

 (a) Based on monthly average shares outstanding during the period.
 (b) Total return would have been lower had certain expenses not been reduced.
 (c) Includes expenses of the Equity 500 Index Portfolio.
 *  Annualized
 ** Not annualized
------------------------------------------------------------------------------------------------------------

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond D. Villani



Scudder S&P 500 Index Fund

Investment objective


o investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's Corporation 500 Composite Stock Price Index (the "S&P 500")


Investment characteristics

o opportunity to conveniently achieve participation in a broadly diversified portfolio of S&P 500 companies

o a low cost, "passive" approach to U.S. stock market investing

o a pure no-load(TM) fund--no sales charges or 12b-1 fees


Contents

Investment objective and policies                      5
About the S&P 500                                      7
Why invest in the Fund?                                8
Additional information about policies
   and investments                                     8
Distribution and performance information              13
Fund and Portfolio organization                       13
Transaction information                               16
Shareholder benefits                                  20
Purchases                                             22
Exchanges and redemptions                             23
Trustees and Officers of the Fund                     25
Investment products and services                      26
How to contact Scudder                                27

Investment objective and policies


Scudder S&P 500 Index Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the total return (the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's Corporation 500 Composite Price Index (the "S&P 500" or the "Index")(1). The Fund, a diversified series of Scudder Investment Trust (the "Trust"), offers investors a convenient means of participating in the stock market as measured by the S&P 500, while relieving investors of the administrative burdens typically associated with purchasing and holding these instruments directly.

Instead of investing directly in a portfolio of securities, the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), which has the same investment objective as the Fund. Bankers Trust Company ("Bankers Trust" or the "Adviser"), acts as investment adviser to the Portfolio. Scudder Kemper Investments, Inc. (the "Manager") is the investment manager to the Fund and, as such, monitors the Fund's investments in the Portfolio.


Except as otherwise indicated, the investment objective and policies of the Fund and the Portfolio are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the common objective of the Fund and the Portfolio will be met.

Equity 500 Index Portfolio

The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Portfolio, utilizing a "passive" or "indexing" investment approach, attempts to duplicate, before expenses, the overall performance of the S&P 500.


Under normal market conditions, when the Portfolio's assets are above $10 million, the Portfolio will invest at least 80% of its assets in common stocks of companies that comprise the S&P 500. As of December 31, 1997 the assets of the Portfolio were in excess of $2.8 billion. In seeking to duplicate the performance of the S&P 500, the Adviser will attempt, over time, to allocate the Portfolio's portfolio of investments among common stocks in approximately the same weightings as the S&P 500, beginning with the heaviest-weighted stocks that make up a larger portion of the Index's value. Over the long term, the Adviser seeks a correlation between the performance of the Portfolio, before expenses, and that of the S&P 500 of 0.98 or better (0.95 or better if Portfolio asset levels significantly decline). A figure of 1.00 would indicate perfect correlation. In the unlikely event that the targeted correlation is not achieved, the Portfolio's Board of Trustees will consider alternative structures.


The Adviser utilizes a two-stage sampling approach in managing the Portfolio.

In stage one, which encompasses large capitalization stocks defined as those securities which represent 0.10% or more of the Index, the Adviser maintains the stock holdings at or very near their benchmark weights. In stage two, the remaining stocks are analyzed and selected based on risk characteristics and

----------

(1) "Standard & Poor's (registered trademark)," "S&P (registered trademark)," "Standard & Poor's 500," "S&P 500 (registered trademark)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Scudder Kemper Investments, Inc.

industry weights in order to match the sector and risk characteristics of the smaller companies in the S&P 500. This two-tiered approach helps to maximize portfolio liquidity while minimizing transactions and holding costs.

Thus, the Adviser generally will seek to match the composition of the S&P 500, but usually will not invest the Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently from the S&P 500, particularly if the Portfolio's asset size is relatively small. When the Portfolio's asset size is larger, the Adviser expects to purchase more of the stocks in the S&P 500 and to match the relative weighting of the S&P 500 more closely, and anticipates that the Portfolio will be able to mirror, before expenses, the performance of the S&P 500 with little variance at asset levels of $10 million or more. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.


Under normal conditions, the Adviser will attempt to invest as much of the Portfolio's assets as is practical in common stocks included in the S&P 500. However, the Portfolio may maintain up to 20% of its assets in short-term debt securities and money market instruments hedged with stock index futures and options to meet redemption requests or to facilitate the investment in common stocks.

When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into stock index futures or options to attempt to increase its exposure to the stock market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

The Adviser will choose among futures and options strategies based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, the Adviser will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If the Adviser judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risk if it could not close out its futures or options positions because of an illiquid secondary market. A description of the futures and options that the Portfolio may use and some of their associated risks is found under "Risk Factors."

The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 calendar days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes. Short-term instruments consist of: (1) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of the Adviser; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

The ability of the Fund and the Portfolio to meet their investment objective depends to some extent on the cash flow experienced by the Fund and by the other investors in the Portfolio, since investments and redemptions by shareholders of the Fund will generally require the Portfolio to purchase or sell securities. The Adviser will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500. The S&P 500 is a hypothetical number which does not take into account brokerage commissions and other costs of investing, unlike the Portfolio which must bear these costs. Finally, since the Portfolio seeks to track the S&P 500, the Adviser generally will not attempt to judge the merits of any particular stock as an investment.

About the S&P 500

The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange Inc. Through a broadly-diversified portfolio consisting of S&P 500 companies, the Fund's performance is expected to track the overall performance of the U.S. stock market, as characterized by the S&P 500. The Adviser believes that the performance of the S&P 500 is representative of the performance of publicly traded United States common stocks in general. Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

Neither the Fund nor the Portfolio is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Fund or the Portfolio is the licensing of certain trademarks and trade names of S&P and the S&P 500, which is determined, composed and calculated by S&P without regard to the Fund or the Portfolio. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund or the Portfolio, shareowners of the Fund or the Portfolio, or any other person or entity from the use of the S&P 500 or any data included therein. S&P hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.

Why invest in the Fund?

The Fund offers investors a low cost, easy way to participate in a broad array of U.S. exchange traded common stocks, including those of well established "blue chip" companies. The Fund, through the Portfolio, follows a "passive" investment approach, attempting to simply match -- not outperform -- the total return, before expenses, of the S&P 500 Index, a commonly accepted benchmark of U.S. stock market performance. The Fund should have lower operating expenses than many "actively-managed" funds and lower average portfolio turnover as well, helping control transaction costs and the need for capital gains distributions. While generally considered a conservative investment, the Fund does entail stock market risk. As such, it should be considered only as a long-term investment and only part of a well-balanced personal portfolio. The Fund's share price and returns will fluctuate -- up and down -- with changes in levels of the U.S. stock market, which, in turn, is influenced by economic and other factors. The stock market can rise or fall sharply over a short period, although its returns have bested the U.S. inflation rate over time.

Additional information about policies and investments

Investment restrictions

The Portfolio and the Fund have each adopted certain fundamental policies which may not be changed without a vote of shareholders.


Each of the Portfolio and the Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the S&P 500 should concentrate to an extent greater than this amount, the Portfolio's ability to achieve its investment objective may be impaired. As a diversified fund, no more than 5% of the assets of each of the Portfolio and the Fund may be invested in the securities of any one issuer (other than U.S. Government securities), except that up to 25% of each of the Portfolio's and the Fund's assets may be invested without regard to this limitation.

The Portfolio and the Fund also comply with the following restriction which is deemed to be nonfundamental. No more than 15% of each of the Portfolio's and the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven days.)


A complete description of these and other policies and restrictions of the Portfolio and the Fund is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Portfolio may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Portfolio acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Securities lending

The Portfolio may lend up to 30% of the total value of its portfolio securities. Loans of portfolio securities will be secured continuously by cash or equivalent collateral or by a letter of credit maintained at all times in an amount at least equal to the market value of the loaned securities plus accrued income. The Portfolio will earn any interest or dividends paid on the loaned securities.

When-issued and delayed delivery securities

The Portfolio may purchase securities on a when-issued or delayed delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Portfolio.

Investment company securities

Securities of other investment companies may be acquired by the Portfolio to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"); that is, the Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Portfolio. In addition, not more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company. The Portfolio may be permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Portfolio in shares of other investment companies would be subject to such duplicate expenses.

Derivatives

The Portfolio may invest in stock index futures and options thereon which are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Adviser will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio.

Options on stock indices

The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Futures contracts on stock indices

The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities

("Futures Contracts"). This investment technique is designed only to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Options on futures contracts

The Portfolio may invest in options on such Futures Contracts for similar purposes.

Asset coverage

The Portfolio will cover the Portfolio's transactions in futures and related options, as well as in when-issued and delayed delivery, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid assets with the Portfolio's Custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Portfolio turnover


The frequency of portfolio transactions, the Portfolio's turnover rate, will vary from year to year depending on market conditions and the Portfolio's cash flows. The Portfolio's annual turnover rate is not expected to exceed 100%. The Portfolio's turnover rates for the years ended December 31, 1997 and 1996 were 19% and 15%, respectively.


Risk factors

Stock volatility. The stock market can rise and fall--sometimes quite dramatically over a short period of time. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Repurchase agreements. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays and costs in recovering either its cash or selling the securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss.

Securities lending. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other financial organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, includes delays in recovery and possible loss of rights in the securities lent should the borrower fail financially.

When-issued and delayed delivery securities. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates with the Custodian liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Options on stock indices. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures contracts on stock indices. Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contracts and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract or options thereon if immediately thereafter its margin deposits on its outstanding Futures Contracts and its premium paid on outstanding options thereon would exceed 5% of the market value of the Portfolio's total assets.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.


Derivatives. Derivative contracts have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of derivatives would reduce net asset value, and possibly income, and such losses can be greater than if the derivatives had not been utilized. The various derivatives that the Portfolio may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Special Information Concerning the Master-feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio under the same terms and conditions as the Fund, and will also pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in and possible assessment of sales commissions. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Information regarding other investors in the Portfolio is available from Bankers Trust at 1-800-368-4031.

Smaller funds or investors investing in the Portfolio may be materially affected by the actions of larger funds or investors investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally-structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds or investors with a greater pro-rata ownership in the Portfolio could have effective voting control over the operation of the Portfolio.

Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast all of its votes in the same proportion as the votes of its shareholders. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund's shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution). If securities are distributed, the Fund generally would incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.


The Fund may withdraw its investment from the Portfolio at any time, if the Trust's Board of Trustees determines that it is in the best interest of the shareholders of the Fund to do so. Upon any such withdrawal, the Manager would become responsible for directly managing the assets of the Fund. In addition, the Trust's Board of Trustees may consider other actions that might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund.


Operating expenses


The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Manager or the Adviser, including fees for necessary professional services, fees for administrative services performed by the Manager, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations.

The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Adviser, including investment advisory and administrative and service fees, fees for necessary professional services, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute any dividends from its net investment income quarterly in March, June, September and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made at a later date, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.


The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund and Portfolio organization

Scudder S&P 500 Index Fund is a diversified series of Scudder Investment Trust, an open-end management investment company registered under the 1940 Act. The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September, 1984, and on December 31, 1984, assumed the business of its predecessor, which was organized as a Massachusetts corporation in May, 1929.

The Portfolio, in which substantially all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Fund nor its shareholders will in the ordinary course be adversely affected by reason of the Fund's investing in the Portfolio.

The Fund's activities are supervised by the Trust's Board of Trustees, while the activities of the Portfolio are subject to the supervision of its Board of Trustees. No Trustee of the Trust also serves as a Trustee of the Portfolio. Shareholders of the Fund have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment Manager and Administrator for the Fund


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., as investment manager to the Fund pursuant to an investment management agreement, to monitor the Fund's investments in the Portfolio subject to the authority of and supervision by the Trust's Board of Trustees.

Scudder, Stevens & Clark, Inc., ("Scudder") and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder, with the balance owned by Scudder's officers and employees.

Under an Administrative Services Agreement, the Manager provides shareholder services, administration and distribution assistance. The Manager receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. Until April 30, 1999, the Manager has agreed to reimburse expenses to the extent necessary so that total annualized expenses of the Fund do not exceed 0.40% of annual average daily net assets.

Currently, the Manager monitors the Fund's investments in the Portfolio but does not actively participate in the investment process for the Fund. However, in the event the Board of Trustees determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Manager would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly. Currently, the Manager receives no investment management fee.

Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Manager has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Investment Adviser and Administrator for the Portfolio

The Portfolio has retained the services of Bankers Trust Company as investment adviser.

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Avenue, New York, New York 10016, is a wholly owned subsidiary of Bankers Trust New York Corporation. The Adviser is a worldwide merchant bank that conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets.

The Adviser is dedicated to servicing the needs of corporations, governments, financial institutions and private clients. Investment management is a core business of the Adviser, built on a tradition of excellence from its roots as a trust bank founded in 1903. The Adviser is one of the nation's largest and most experienced investment managers, with approximately $227 billion in assets under management globally. Of that total, approximately $92 billion are in U.S. equity index assets. This makes the Adviser one of the nation's leading managers of index funds.


The Adviser has been advised by its counsel that the Adviser currently may perform the services for the Portfolio described in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws.


The Adviser, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio, and employs professional investment managers and securities analysts who provide research services to the Portfolio. The Adviser may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by the Adviser with broker-dealers and other financial intermediaries that it selects, including those affiliated with the Adviser. A Bankers Trust Company affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if the Adviser believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which the Adviser or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of the Adviser.

Under its Investment Advisory Agreement, the Adviser receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Portfolio.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust generally assists the Board of Trustees in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the rate of 0.05% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of Edgewood Services, Inc., at Bankers Trust's expense.

The Adviser has agreed to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit expenses to 0.08% of the average daily net assets of the Portfolio.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Manager, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Manager, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Accounting agent

Under an Investment Accounting Agreement with the Fund, Bankers Trust (or its agent), is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund. Under the Administration and Services Agreement with the Portfolio described above, Bankers Trust calculates the value of the assets of the Portfolio.

Custodian

Bankers Trust Company serves as custodian of the Portfolio's assets and State Street Bank and Trust Company serves as custodian of the Fund's assets.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order.

Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--the name of the fund in which the money is to be invested, --the account number of the fund, and --the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other Funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.
For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Bankers Trust determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of

Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

Shareholder benefits

Experienced professional management

Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Mr. Frank Salerno, Managing Director of the Adviser, is responsible for the day-to-day management of the Portfolio. Mr. Salerno has been employed at Bankers Trust Company since 1981 and has managed the Portfolio's assets since the Portfolio commenced operations in December 1992.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements


You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.


Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

-----------------------------------------------------------------------------------------------------------------------
 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."

                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a
 payable to "The                             letter of instruction including your account number and the
 Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares-- By
                                             QuickBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through
                        Investment Plan      automatic deductions from your bank checking account. Please call
                        ($50 minimum)        1-800-225-5163  for more information and an enrollment form.
-----------------------------------------------------------------------------------------------------------------------

Exchanges and redemptions

-----------------------------------------------------------------------------------------------------------------------
 Exchanging   Minimum investments:    $2,500 to establish a new account;
 shares                               $100 to exchange among existing accounts

              o By Telephone          To speak with a service representative, call 1-800-225-5163 from
                                             8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                             Information Line, call 1-800-343-2890 (24 hours a day).

              o By Mail               Print or type your instructions and include:
                or Fax
                                       - the name of the Fund and the account number you are exchanging from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to exchange;
                                       - the name of the Fund you are exchanging into;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or by express, registered,     or by fax to:
                                                               or certified mail to:

                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming    o By Telephone          To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

              o By Mail               Send your instructions for redemption to the appropriate address or fax number
                or Fax                above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000. See
                                      Transaction information--Redeeming shares.

              o By Automatic          You may arrange to receive automatic cash payments periodically.
                Withdrawal Plan       Call 1-800-225-5163 for more information and an enrollment form.
 -----------------------------------------------------------------------------------------------------------------------

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

 o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.


Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.


The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers of the Fund

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
    Trustee; Corporate Director and Trustee

George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners

Bruce F. Beaty*
    Vice President

Philip S. Fortuna*
    Vice President

William F. Gadsden*
    Vice President

Jerard K. Hartman*
    Vice President

Robert T. Hoffman*
    Vice President

Thomas W. Joseph*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Treasurer, Vice President and Secretary

John R. Hebble*
    Assistant Treasurer

Caroline Pearson*
    Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                         SCUDDER GROWTH AND INCOME FUND


                A Pure No-Load(TM) (No Sales Charges) Diversified
                     Mutual Fund Seeking Long-Term Growth of
                           Capital, Current Income and
                                Growth of Income






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998




--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Growth and Income Fund dated May 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                   Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES         1
         General Investment Objective and Policies...................................................................1
         Investment Process..........................................................................................1
         Master/feeder structure.....................................................................................2
         Investment Restrictions....................................................................................13


PURCHASES...........................................................................................................15
         Additional Information About Opening An Account............................................................15
         Additional Information About Making Subsequent Investments.................................................15
         Additional Information About Making Subsequent Investments by QuickBuy.................................... 15
         Checks.....................................................................................................16
         Wire Transfer of Federal Funds.............................................................................16
         Share Price............................................................................................... 16
         Share Certificates........................................................................................ 17
         Other Information......................................................................................... 17

EXCHANGES AND REDEMPTIONS...........................................................................................17
         Exchanges..................................................................................................17
         Redemption by Telephone....................................................................................18
         Redemption By QuickSell....................................................................................19
         Redemption by Mail or Fax..................................................................................19
         Redemption-In-Kind........................................................................................ 20
         Other Information..........................................................................................20

FEATURES AND SERVICES OFFERED BY THE FUND.......................................................................... 21
         The Pure No-Load(TM) Concept.............................................................................. 21
         Internet access........................................................................................... 22
         Dividend and Capital Gain Distribution Options............................................................ 23
         Diversification............................................................................................23
         Scudder Investor Centers...................................................................................23
         Reports to Shareholders....................................................................................23
         Transaction Summaries......................................................................................23

THE SCUDDER FAMILY OF FUNDS........................................................................................ 24

SPECIAL PLAN ACCOUNTS...............................................................................................28
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations  and
              Self-Employed Individuals............................................................................ 29
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals....... 29
         Scudder IRA:  Individual Retirement Account............................................................... 29
         Scudder Roth IRA:  Individual Retirement Account...........................................................31
         Scudder 403(b) Plan....................................................................................... 31
         Automatic Withdrawal Plan................................................................................. 31
         Group or Salary Deduction Plan.............................................................................32
         Automatic Investment Plan..................................................................................32
         Uniform Transfers/Gifts to Minors Act..................................................................... 32


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS............................................................................33


PERFORMANCE INFORMATION.............................................................................................33
         Average Annual Total Return................................................................................33
         Cumulative Total Return....................................................................................34
         Total Return.............................................................................................. 34
         Comparison of Fund Performance............................................................................ 34


                                       i


                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

FUND ORGANIZATION...................................................................................................38

INVESTMENT ADVISER..................................................................................................39
         Personal Investments by Employees of the Adviser...........................................................42

TRUSTEES AND OFFICERS...............................................................................................42


REMUNERATION........................................................................................................44
         Responsibilities of the Board--Board and Committee Meetings................................................44
         Compensation of Officers and Trustees..................................................................... 45

DISTRIBUTOR........................................................................................................ 45


TAXES...............................................................................................................46

PORTFOLIO TRANSACTIONS..............................................................................................51
         Brokerage Commissions......................................................................................51
         Portfolio Turnover.........................................................................................52

NET ASSET VALUE.....................................................................................................52

ADDITIONAL INFORMATION..............................................................................................53
         Experts....................................................................................................53
         Shareholder Indemnification................................................................................53
         Other Information..........................................................................................53

FINANCIAL STATEMENTS................................................................................................53

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

   (See "Investment objectives and policies" and "Additional information about policies and investments" in the Fund's prospectus.)

General Investment Objective and Policies

         Scudder Growth and Income Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

         The Fund seeks long-term growth of capital, current income and growth of income.

         The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities for investment considerations and not for trading purposes.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.


         The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with the Fund's objective. From time to time, for temporary defensive purposes, when the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") feels such a position is advisable in light of economic or market conditions, the Fund may invest , without limit, in cash and cash equivalents. It is impossible to predict how long such alternative strategies will be utilized. The Fund may invest in foreign securities, real estate investment trusts, illiquid securities, repurchase agreements and reverse repurchase agreements. It may also loan securities and may engage in strategic transactions. More information about investment techniques is provided under "Additional information about policies and investments."


         The Fund's share price fluctuates with changes in interest rates and market conditions. These fluctuations may cause the value of shares to be higher or lower than when purchased.


Investment Process

         The Adviser applies a disciplined investment approach for selecting stocks for the Fund. The first stage of this process involves analyzing a selected pool of dividend-paying equity securities, to identify the stocks that have high yields relative to the yield of the Standard & Poor Corporation 500 Index, a commonly-accepted benchmark for the U.S. stock market. Also, the Adviser screens for stocks that have yields at the upper end of the stock's historical yield range. The Fund's portfolio will consist primarily of stocks of established, dividend-paying U.S. companies, but it may include foreign stocks which meet its relative yield criteria.

         In the Adviser's opinion, this subset of higher-yielding stocks identified by applying these criteria offers the potential for returns that are greater than or equal to the S&P 500, at less risk than that market index. In the Adviser's opinion, these favorable risk and return characteristics exist because the higher dividends offered by these stocks may act as a "cushion" when markets are volatile and because stocks with higher yields tend to sell at more attractive valuations (e.g., lower price-to-earning ratios and lower price-to-book ratios).

         Once this subset of higher-yielding stocks is identified, the Adviser conducts a fundamental analysis of each company's financial strength, profitability, projected earnings, sustainability of dividends, and ability of management. The Fund's portfolio may include stocks which are out of favor in the market, but which, in the opinion of the Adviser, offer compelling valuations and potential for long-term appreciation in price and dividends. In order to diversify the Fund's portfolio among different industry sectors, the Adviser evaluates how each sector reacts to economic factors such as interest rates, inflation, Gross Domestic Product, and consumer spending. The Fund's portfolio is constructed by attaining a proper balance of stocks in these sectors based on the Adviser's economic forecasts.

         The Adviser applies a disciplined criteria for selling stocks in the Fund's portfolio as well. When the Adviser determines that the relative yield of a stock has declined excessively below the yield of the S&P 500, or that the yield is at the lower end of the stock's historic range, the stock generally is sold from the Fund's portfolio. Similarly, if the Adviser's fundamental analysis determines that the payment of the stock's dividend is at risk, or that market expectations for the stock are unreasonable, the stock is targeted for potential sale. In summary, the Adviser applies disciplined buy and sell criteria, fundamental company and industry analysis, and economic forecasts in managing the Fund to pursue long-term price appreciation and income with a tendency for lower overall volatility than the market, as measured by the S&P 500.

         The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved. Except as otherwise noted, the Fund's investment objective and policies may be changed by the Trustees without a vote of the shareholders.

Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities may provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONS). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," "not readily marketable," or "illiquid" restricted securities, i.e., which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of illiquid securities.

         Generally speaking, restricted securities may be sold in the U.S. only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and Exchange Commission (the "SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Fund is "diversified" under the 1940 Act.


         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Foreign Securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange") and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

         To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Fund's investment performance.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may result in loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of its sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Real Estate Investment Trusts. The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Investment Restrictions


         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.


         As a matter of fundamental policy, the Fund may not:

        (a)       borrow  money,  except as permitted  under the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction from time to time;

        (b) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        (c)       purchase   physical  commodities  or  contracts  relating  to
                  physical commodities;

        (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

        (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

        (f) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans; or;

        (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


         The Fund may not, as a nonfundamental policy:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 30% of its total assets.


                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders [except by Scudder Individual Retirement Account (IRA), Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders]. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m., eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.


Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to Scudder Service Corporation (the "Transfer Agent") for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. (See "Redeeming shares" in the Fund's prospectus.)

Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


         The Board of Trustees and the Distributor, the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares of the Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

      (See "Exchanges and redemptions" and "Transaction information" in the
                              Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantee" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their pre-designated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) plan holders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

         Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed as explained in the Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Trust through the Distributor at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax or telephone. A two-part confirmation will be mailed out promptly after receipt of the redemption request. A written request in good order as described above and any certificates with a proper signature guarantee(s), as described in the Fund's prospectus under "Transaction information--Redeeming shares--Signature guarantee", should be sent with a copy of the invoice to Scudder Service Corporation, Confirmed Processing Department, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. The Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets or (d) a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         If transactions at any time reduce a shareholder's account balance in the Fund to below $2,500 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $2,500, the Trust will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken by the Fund. No transfer from an existing account to a new fund account may be for less than $2,500 or the new account will be redeemed as described above. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept


         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


======================== ---------------------- ---------------------- ---------------------- ======================
         YEARS           ScudderPure No-Load(TM)   8.50% Load Fund     Load Fund with 0.75%
                                 Fund                                        12b-1 Fee          No-Load Fund with
                                                                                                 0.25% 12b-1 Fee
======================== ---------------------- ---------------------- ---------------------- ======================

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
======================== ---------------------- ---------------------- ---------------------- ======================

          15                    41,772                 38,222                 37,698                 40,371
======================== ====================== ====================== ====================== ======================

          20                    67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.


         The Adviser has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163.

         Investors choosing to participate in Scudder's Automatic Investment Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks associated with concentrating in fewer securities or in a specific market sector.

Scudder Investor Centers

         Investors may visit any of the Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares, or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to Contact Scudder" in the Prospectus.

Reports to Shareholders

         The Trust issues shareholders financial statements examined by independent accountants on a semi-annual basis and audited annually. These include a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

--------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

--------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

---------------------------
**   Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan  Fund,  Inc.  seeks   long-term   capital  appreciation   by
         investing   primarily   in  equity   securities  (including   American
         Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                         SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and


-------------------------
**   Only the Scudder Shares are part of the Scudder Family of Funds.

may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.


Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699


         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder Roth IRA:  Individual Retirement Account


         Shares of the Fund may be purchased as the underlying investment for a Roth individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.


         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.


         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional

IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent 10 days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust, and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      (See Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Internal Revenue Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")


         The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.


         Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Fund's prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations under its current investment objective), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

         Where:

         T         =        Average Annual Total Return.
         P         =        a hypothetical initial investment of $1,000.
         n         =        number of years.
         ERV       =        ending  redeemable  value:  ERV is the value, at the
                            end of the applicable  period,  of a hypothetical
                            $1,000 investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended December 31, 1997

                    One Year      Five Years      Ten Years


                     30.31%         19.89%          17.00%


         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1

         Where:

           C          =        Cumulative Total Return.
           P          =        a hypothetical initial investment of $1,000.
           ERV        =        ending  redeemable  value: ERV is the value, at
                               the end of the applicable  period, of a
                               hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1997

                     One Year      Five Years      Ten Years


                       30.31%         147.68%        380.77%

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.


Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.


         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index, and statistics published by the Small Business Administration.


         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

Ned Davis Research, an independent research and brokerage firm that specializes in quantitative research and publishes quarterly statistics pertaining to the investment industry.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Ned Davis Research, an independent research and brokerage firm that specializes in quantitative research and publishes quarterly statistics pertaining to the investment industry.

                                FUND ORGANIZATION

              (See "Fund organization" in the Fund's prospectus.)


         The Fund is a diversified series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective May 15, 1991, from Scudder Growth and Income Fund. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into five series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder
Classic Growth Fund, Scudder S&P 500 Index Fund and Scudder Real Estate Investment Fund.


         The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to other series.


         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in the Fund's prospectus.)

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement (the
"Agreement") between the Fund and the Adviser was approved by the Trust's Trustees on August 12, 1997. At the special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the Agreement. The Agreement became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees on behalf of the Fund or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.


         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

         For the Adviser's services from August 13, 1996 to May 1, 1997, The Fund paid the Adviser the annual fee of 0.60% of the first $500 million of average daily net assets, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion.

         For the Adviser's services after May 1, 1997, the Fund paid the Adviser the annual fee of 0.60% of the first $500 million of average daily net asset, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion and 0.405% of such assets in excess of $4.5 billion. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         For the years ended December 31, 1997, 1996, and 1995, the Fund was charged by the Adviser aggregate fees pursuant to its then effective investment advisory agreement of $26,072,293, $17,628,873, and $13,054,200, respectively.


         Under the Agreement the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of Net Asset Value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.


         None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Trust.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                              TRUSTEES AND OFFICERS

Name, Age and Address             Position with Trust        Principal Occupation**            Position with
                                                                                               Underwriter,Scudder
                                                                                               Investor Services, Inc.


Daniel Pierce (64)+*=             President and Trustee      Managing Director of Scudder      Director, Vice President
                                                             Kemper Investments, Inc.          and Assistant Treasurer

Henry P. Becton, Jr. (54)125      Trustee                    President and General Manager,             --
Western Avenue Allston, MA 02134                             WGBH Educational Foundation

                                       41

Name, Age and Address             Position with Trust        Principal Occupation**            Position with
                                                                                               Underwriter,Scudder
                                                                                               Investor Services, Inc.



Dawn-Marie Driscoll (51)4909 SW   Trustee                    Executive Fellow, Center for               --
9th PlaceCape Coral, FL  33914                               Business Ethics, Bentley
                                                             College; President, Driscoll
                                                             Associates


Peter B. Freeman (65)100 Alumni   Trustee                    Director, The A.H. Belo                    --
AvenueProvidence, RI   02906                                 Company; Trustee, Eastern
                                                             Utilities
                                                             Associates  (public
                                                             utility     holding
                                                             company); Director,
                                                             AMICA          Life
                                                             Insurance      Co.;
                                                             Director,     AMICA
                                                             Insurance Co.

George M. Lovejoy, Jr. (68)= 50   Trustee                    President and Director, Fifty              --
Congress StreetSuite 543Boston,                              Associates (real estate
MA   02109                                                   investment trust)

Wesley W. Marple, Jr. (66)= 413   Trustee                    Professor of Business                     --
Hayden Hall 360 Huntington                                   Administration, Northeastern
Ave.Boston, MA 02115                                         University, College of Business
                                                             Administration

Kathryn L. Quirk (45)++*=         Trustee, Vice President    Managing Director of Scudder      Director, Assistant
                                  and Assistant Secretary    Kemper Investments, Inc.          Treasurer and Senior
                                                                                               Vice President

Jean C. Tempel (55)Ten Post       Trustee                    Managing Partner,Technology                --
Office SquareSuite 1325Boston,                               Equity Partners
MA 02109

Bruce F. Beaty (39)++             Vice President             Senior Vice President of                  --
                                                             Scudder Kemper Investments, Inc.

Philip S. Fortuna (40)++          Vice President             Managing Director of Scudder      Vice President
                                                             Kemper Investments, Inc.

William F. Gadsden (43)++         Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Jerard K. Hartman (65)++          Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

John R. Hebble (39)+              Assistant Treasurer        Senior Vice President of                  --
                                                             Scudder Kemper Investments, Inc.

                                       42

Name, Age and Address             Position with Trust        Principal Occupation**            Position with
                                                                                               Underwriter,Scudder
                                                                                               Investor Services, Inc.


Robert T. Hoffman (39)++          Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Thomas W. Joseph (59)+            Vice President             Senior Vice President of          Director, Vice
                                                             Scudder Kemper Investments, Inc.  President, Treasurer and
                                                                                               Assistant Clerk

Valerie F. Malter (39)++          Vice President             Senior Vice President of                  --
                                                             Scudder Kemper Investments, Inc.

Thomas F. McDonough (51)+         Treasurer, Vice            Senior Vice President of          Clerk
                                  President and Secretary    Scudder Kemper Investments, Inc.


Caroline Pearson (36)+            Assistant Secretary        Vice President, Scudder Kemper            --
                                                             Investments, Inc.; Associate,
                                                             Dechert Price & Rhoads (law
                                                             firm) 1989 to 1997


*        Mr.  Pierce and Ms. Quirk are  considered by the Fund and counsel to be persons who are  "interested  persons"
         of the Adviser or of the Trust, within the meaning of the Investment Company Act of 1940, as amended.
**       Unless  otherwise  stated,  all the  Trustees  and  officers  have been associated  with their  respective  companies for more than five years, but not necessarily in the same capacity.
=        Messrs.  Lovejoy,  Pierce,  Marple and Ms. Quirk are members of the Executive  Committee for the Trust,  which has the power to declare  dividends from ordinary income and  distributions  of realized  capital gains to the same extent as the Board is so empowered.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         As of March 31, 1998, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.


         As of March 31, 1998, 20,519,447 shares in the aggregate, 7.55% of the outstanding shares of the Fund, were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         To the best of the Fund's knowledge, as of March 31, 1998 no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

         The Trustees and officers of the Fund also serve in similar capacities with other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from the Funds of Scudder Investment Trust: an annual trustee's fee of $2,400 for a Fund in which assets do not exceed $100 million, $4,800 for assets which exceed $100 million, but not exceeding $1 billion, and $7,200 if assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust for the Fund and Scudder or any affiliate of Scudder; $75 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Trustees also serve in the same capacity for other funds managed by Scudder. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of Scudder funds as a group.

                                     Scudder Investment
             Name                        Trust*            All Scudder Funds

Henry P. Becton, Jr.Trustee             $27,782           $113,974 (23 funds)
Dawn-Marie Driscoll** Trustee            $3,450           $107,142 (23 funds)
Peter B. Freeman** Trustee               $3,645           $137,011 (42 funds)

                                    Scudder Investment
             Name                        Trust*            All Scudder Funds

George M. Lovejoy, Jr.Trustee           $27,757           $138,533 (21 funds)
Wesley W. Marple, Jr. Trustee           $27,757           $120,549 (22 funds)
Jean C. TempelTrustee                   $27,982           $121,924 (22 funds)

* In 1997, Scudder Investment Trust consisted of four funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund and Scudder S&P 500 Index Fund. Scudder S&P 500 Index Fund commenced operations on August 29, 1997. Scudder Real Estate Investment Fund commenced operations on March 2, 1998.

**   Elected as trustee on October 24, 1997.

                                   DISTRIBUTOR


         The Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Fund's underwriting agreement dated September 10, 1985 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was approved by the Trustees on August 12, 1997.


         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the Commission of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.


         NOTE: Although the Fund currently has no 12b-1 Plan , the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.


         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The Underwriting Agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

              (See "Fund organization--Dividends and capital gains
          distributions" and "Transaction information--Tax information and Tax identification number" in the Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect to investments by foreign investors.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the a call lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         In the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid brokerage commissions of $_________, $3,595,644 and $2,371,881, respectively. In the fiscal year ended December 31, 1997, the Fund paid brokerage commissions of $ (____% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $ (_____% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

Portfolio Turnover

         The Fund's average annual portfolio turnover rates, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended December 31, 1997, 1996 and 1995 were 22.2%, 26.6% and 26.9%, respectively. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

                                 NET ASSET VALUE


         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.


         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial Highlights of the Fund included in the Fund's prospectus, and the Financial Statements incorporated by reference to the Statement of Additional Information will be so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand, L.L.P. is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with Generally Accepted Auditing Standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Fund is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         The CUSIP number of the Fund is 811167-10-5.

         The Fund has a fiscal year ending December 31.

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         The name "Scudder Growth and Income Fund" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended December 31, 1997, 1996, and 1995, Scudder Fund Accounting Corporation's fee amounted to $338,966, $249,566, and $198,521, respectively, of which $32,524 was unpaid at December 31, 1997.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. The Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant. For the fiscal year ended December 31, 1997, the amount charged to the Fund aggregated $6,262,085, of which $541,140 was unpaid on December 31, 1997.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.


         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for such accounts. The Fund incurred fees of $4,655,851, $2,482,721, and $1,518,972 during the fiscal years ended December 31, 1997, 1996, and 1995, respectively, of which $469,097 was unpaid on December 31, 1997.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio of Scudder Growth and Income Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1997 and are hereby deemed to be a part of this Statement of Additional Information.

                           SCUDDER S&P 500 INDEX FUND


                A Pure No-Load(TM) (No Sales Charges) Mutual Fund
                   seeking to provide investment results that,
               before expenses, correspond to the total return of
               common stocks publicly traded in the United States,

             as represented by the Standard & Poor's Corporation 500

                           Composite Stock Price Index



--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1998




--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Scudder S&P 500 Index Fund dated May 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                               TABLE OF CONTENTS
                                                                                                                    Page
THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         General Investment Objective and Policies....................................................................1
         Investments and Investment Techniques........................................................................1
         Rating Services..............................................................................................4
         Investment Restrictions......................................................................................4
         Other Investment Policies....................................................................................5

PURCHASES.............................................................................................................7
         Additional Information About Opening An Account..............................................................7
         Additional Information About Making Subsequent Investments...................................................8
         Additional Information About Making Subsequent Investments by QuickBuy.......................................8
         Checks.......................................................................................................9
         Wire Transfer of Federal Funds...............................................................................9
         Share Price..................................................................................................9
         Share Certificates..........................................................................................10
         Other Information...........................................................................................10

EXCHANGES AND REDEMPTIONS............................................................................................10
         Exchanges...................................................................................................10
         Redemption by Telephone.....................................................................................11
         Redemption by QuickSell.....................................................................................12
         Redemption by Mail or Fax...................................................................................12
         Other Information...........................................................................................12


FEATURES AND SERVICES OFFERED BY THE FUND............................................................................13
         The Pure No-Load(TM) Concept................................................................................13
         Internet access.............................................................................................14
         Dividends and Capital Gain Distribution Options.............................................................15
         Diversification.............................................................................................15
         Scudder Investor Centers....................................................................................15
         Reports to Shareholders.....................................................................................15
         Transaction Summaries.......................................................................................16

THE SCUDDER FAMILY OF FUNDS.............................................................. Error! Bookmark not defined.


SPECIAL PLAN ACCOUNTS................................................................................................20
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans

              for Corporations and Self-Employed Individuals.........................................................20
         Scudder 401(k):  Cash or Deferred Profit-Sharing Plan for Corporations and
              Self-Employed Individuals............................................................................. 21
         Scudder IRA:  Individual Retirement Account.................................................................21
         Scudder Roth IRA:  Individual Retirement Account............................................................22
         Scudder 403(b) Plan.........................................................................................22
         Automatic Withdrawal Plan...................................................................................22
         Group or Salary Deduction Plan..............................................................................23
         Automatic Investment Plan...................................................................................23
         Uniform Transfers/Gifts to Minors Act.......................................................................23

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................24

PERFORMANCE INFORMATION..............................................................................................24
         Average Annual Total Return.................................................................................24
         Cumulative Total Return.....................................................................................24
         Total Return................................................................................................25
         Comparison of Fund Performance..............................................................................25


                                                             i



FUND ORGANIZATION....................................................................................................28


INVESTMENT MANAGER AND ADMINISTRATOR OF THE FUND.....................................................................29
         Personal Investments by Employees of Scudder................................................................31

INVESTMENT ADVISER AND ADMINISTRATOR OF THE PORTFOLIO................................................................31
         Banking Regulatory Matters..................................................................................32
         Administrator...............................................................................................32
         Personal Investments by Employees of Bankers Trust..........................................................32


TRUSTEES AND OFFICERS OF THE FUND....................................................................................32


REMUNERATION............................................................................. Error! Bookmark not defined.
         Responsibilities of the Board--Board and Committee Meetings................................................ 35
         Compensation of Officers and Trustees of the Fund......................................................... 35

TRUSTEES AND OFFICERS OF THE PORTFOLIO............................................................................. 36

REMUNERATION....................................................................................................... 38
         Control Persons and Principal Holders of Securities....................................................... 38
         Compensation of Officers and Trustees of the Portfolio.................................................... 38

DISTRIBUTOR........................................................................................................ 38

TAXES.............................................................................................................. 39

PORTFOLIO TRANSACTIONS............................................................................................. 43
         Brokerage Allocation And Other Practices.................................................................. 43
         Portfolio Turnover........................................................................................ 44

NET ASSET VALUE.................................................................................................... 44

ADDITIONAL INFORMATION............................................................................................. 45
         Experts................................................................................................... 45
         Shareholder Indemnification............................................................................... 45
         Other Information......................................................................................... 46

FINANCIAL STATEMENTS............................................................................................... 46
APPENDIX A

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

                  (See "Investment objective and policies" and
                   "Additional information about policies and
                     investments" in the Fund's prospectus.)


         Scudder S&P 500 Index Fund (the "Fund") is a diversified, pure no-load(TM) series of Scudder Investment Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.


General Investment Objective and Policies


         The Fund's investment objective is to seek to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's Corporation 500 Composite Stock Price Index ("S&P 500" or "Index"). As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing substantially all of the investable assets of the Fund in an open-end management investment company having the same investment objective as the Fund. The investment company in which the Fund invests is the Equity 500 Index Portfolio (the "Portfolio"), advised by Bankers Trust Company ("Bankers Trust" or the "Adviser"). The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation (the "Manager") as investment manager to the Fund pursuant to an investment management agreement dated December 31, 1997, to monitor the Fund's investments in the Portfolio subject to the authority of and supervision by the Trust's Board of Trustees.


         Since  the  investment  characteristics  of the  Fund  will  correspond directly with those of the Portfolio in which the Fund invests all of its investable assets, the following includes a discussion of the various investments of and techniques employed by the Portfolio.

Investments and Investment Techniques

Certificates Of Deposit And Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         For a description of commercial paper ratings, see Appendix A.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


Lending Of Portfolio Securities. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, as the Portfolio's investment adviser, Edgewood Services, Inc. ("Edgewood") or their affiliates. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees of the Portfolio must terminate the loan and regain the voting rights of the securities.


Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange.

         At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of the Index is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of a decrease in the Index which would adversely affect the value of the securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options On Index Futures Contracts. The Portfolio may purchase and write options on futures contracts with respect to the Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance with respect to the Index.

         The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities in the Index. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities in the Index. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lower securities values.

         The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The Board of Trustees of the Portfolio has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

Options On Securities Indexes. The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price of the Index pursuant to call and put options written by the Portfolio.

         By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

         The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

         When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the

Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

         The Portfolio may purchase call and put options on the Index. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         The Portfolio would normally purchase put options in anticipation of a decline in the market value of the Index ("protective puts"). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.


         The  Portfolio  has  adopted  certain  other  nonfundamental   policies
concerning index option transactions which are discussed below.


         The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Rating Services


         The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio's Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Fund's prospectus is set forth in Appendix A.


Investment Restrictions

         Certain investment restrictions of the Fund and the Portfolio have been adopted as fundamental policies of the Fund or Portfolio, as the case may be. A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A majority of the outstanding voting securities of the Fund or Portfolio which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund.

         As a matter of fundamental policy, the Fund and the Portfolio may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):

          1. borrow money or mortgage or hypothecate assets of the Fund (Portfolio), except that in an amount not to exceed 1/3 of the current value of the Fund's (Portfolio's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Fund (Portfolio) may not engage in dollar roll transactions);

          2. underwrite securities issued by other persons except insofar as the Fund (Portfolio) may technically be deemed an underwriter under the 1933 Act, in selling a portfolio security;

          3. make loans to other persons except: (a) through the lending of the Fund's (Portfolio's) portfolio securities and provided that any such loans not exceed 30% of the Fund's (Portfolio's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

          4. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund (Portfolio) may hold and sell, for the Fund's (Portfolio's) portfolio, real estate acquired as a result of the Fund's (Portfolio's) ownership of securities);

          5. concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's (Portfolio's) investment objective, up to 25% of its total assets may be invested in any one industry;

          6.   issue any  senior  security  (as that term is defined in the 1940
               Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

          7.   with  respect to 75% of its  assets,  invest  more than 5% of its
               total  assets  in  the  securities   (excluding  U.S.  Government
               Securities) of any one issuer.

Other Investment Policies

         The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, the Fund and the Portfolio may not:

          1. borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's (Portfolio's) assets (taken at cost) except that the Fund (Portfolio) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

          2. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's (Portfolio's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

          3. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          4. sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

          5.   invest for the purpose of exercising control or management;

          6. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (Portfolio) if such purchase at the time thereof would cause (a) more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund (Portfolio), unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Fund (Portfolio) shall not invest in any other open-end investment company unless the Fund (Portfolio) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy the Fund (Portfolio) will not invest in another open-end registered investment company);

          7. invest more than 15% of the Fund's (Portfolio's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable, not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's (Portfolio's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's (Portfolio's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

          8. invest more than 10% of the Fund's (Portfolio's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's (Portfolio's) Board of Trustees);

          9.   no more than 5% of the  Fund's  (Portfolio's)  total  assets  are
               invested  in  securities   issued  by  issuers  which  (including
               predecessors) have been in operation less than three years;

          10. with respect to 75% of the Fund's (Portfolio's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund (Portfolio) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          11. purchase or retain in the Fund's (Portfolio's) portfolio securities any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund (Portfolio), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Fund (Portfolio) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          12. invest more than 5% of the Fund's (Portfolio's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund (Portfolio) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's (Portfolio's) net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange;

          13. make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's (Portfolio's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Fund (Portfolio) has no current intention to engage in short selling);

          14. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund (Portfolio) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's (Portfolio's) net assets; (c) the securities subject to the exercise of the call written by the Fund (Portfolio) must be owned by the Fund (Portfolio) at the time the call is sold and must continue to be owned by the Fund (Portfolio) until the call has been exercised, has lapsed, or the Fund (Portfolio) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's (Portfolio's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund (Portfolio) establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund (Portfolio) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund (Portfolio) has purchased a closing put, which is a put of the same series as the one previously written); and

          15. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's (Portfolio's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's (Portfolio's) total assets.

                                    PURCHASES

          (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account


         Clients having a regular investment counsel account with The Manager or its affiliates and members of their immediate families, officers and employees of or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Taxpayer Identification Number, clients having a regular investment counsel account with The Manager or its affiliates and members of their immediate families, officers and employees of The Manager or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.


         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders). Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.


Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

         The offering price for shares of the Fund is equal to the current net asset value ("NAV") per share. The NAV per share of the Fund is calculated by adding the value of the Fund's assets (i.e., the value of its investments in the Portfolio and other assets), deducting liabilities, and dividing by the number of shares outstanding.

         The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.


         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the Exchange is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. (New York time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees of the Trust and the Distributor of the Fund each has the right to limit the amount of purchases by and to refuse to sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

        (See "Exchanges and redemptions" and "Transaction information" in the Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Exchanging and redeeming shares--Signature guarantees" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through The Manager's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.


         There is no charge to the shareholder for any exchange described above. (See "Special Redemption and Exchange Information." An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes thereof. For more information please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests after 4 p.m. eastern time will begin their processing the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (see "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.


         Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per account charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.


                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept


         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act").

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder Family of Funds developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. The Manager pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

======================== ---------------------- ---------------------- ---------------------- ======================
         YEARS           ScudderPure No-Load(TM)   8.50% Load Fund     Load Fund with 0.75%     No-Load Fund with
                                 Fund                                        12b-1 Fee           0.25% 12b-1 Fee
======================== ---------------------- ---------------------- ---------------------- ======================
          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
======================== ---------------------- ---------------------- ---------------------- ======================
          15                      41,772                 38,222                 37,698                 40,371
======================== ====================== ====================== ====================== ======================
          20                      67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both The Manager and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         The Manager has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- The Manager is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Manager's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on the Manager's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.


         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through the Manager's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in the Manager's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Diversification

         Your  investment  represents  an  interest  in  a  large,   diversified
portfolio of securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Prospectus.

Reports to Shareholders

         The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET


         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income . The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income . SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share , but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.


--------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.


         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation . The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax , from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


U.S. INCOME


         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.


--------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.


         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.


         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.


U.S. GROWTH AND INCOME


         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income .


         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.


         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.


U.S. GROWTH

     Value


         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program .

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
investment in undervalued equity securities.


         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth


         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.


         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


GLOBAL GROWTH

     Worldwide


         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities , primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

------------------------
**   Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.


         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.



         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.


         The  Japan  Fund,  Inc. seeks  long-term    capital   appreciation  by
         investing    primarily  in   equity  securities  (including   American
         Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.



                         SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.


------------------------
**   Only the Scudder Shares are part of the Scudder Family of Funds.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals


         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.


Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681



Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")


         The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.


         Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Fund's prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year and the life of the Fund, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:

                   P        =       a hypothetical initial investment of $1,000
                   T        =       Average Annual Total Return
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1
         Where:

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


Cumulative Total Return of the period August 29, 1997 (commencement of operations) to December 31, 1997: 8.34%


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.



Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.


         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index, and statistics published by the Small Business Administration.


         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Fund may be advertised as an investment choice in The Manager's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

       (See "Fund and Portfolio organization" in the Fund's prospectus.)


         The Fund is a diversified series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed , effective May 15, 1991, from Scudder Growth and Income Fund. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest , par value $0.01 per share. The Trust's shares are currently divided into five series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, Scudder S&P 500 Index Fund and Scudder Real Estate Investment Fund.

         The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Trustd will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.


                INVESTMENT MANAGER AND ADMINISTRATOR OF THE FUND

       (See "Fund and Portfolio organization" in the Fund's prospectus.)


         Scudder Kemper Investments, Inc. (the "Manager"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc. , a Zurich subsidiary, became part of Scudder. The Manager's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Manager's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Manager also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Manager has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Manager with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Manager will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Manager (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Manager maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, The Manager utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of The Manager, but conclusions are based primarily on investigations and critical analyses by The Manager's own research specialists.

         As described above, the Fund retains The Manager as investment manager to the Fund, pursuant to an investment management agreement dated August 29, 1997, to monitor the Fund's investments in the Portfolio, subject to the authority of and supervision by the Trust's Board of Trustees. The Agreement was approved by the Board of Trustees on August 12, 1997 and by the initial shareholder meeting August 27, 1997. The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement automatically terminated at the consummation of the transaction. The new investment management agreement (the "Agreement") with Scudder Kemper Investments, Inc., became effective as of December 31, 1997. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement will remain in force and effect until September 30, 1998, and continue in force from year to year thereafter, but only so long as such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Fund. The aforesaid requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder and any applicable SEC exemptive order therefrom.


         The Agreement may be terminated with respect to the Fund at any time, without the payment of any penalty, by the vote of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees on 60 days' written notice to you, or by you on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.


         The Manager receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio, the Manager would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

         Under an Administrative Services Agreement dated December 31, 1997, the Manager provides shareholder and administration services to the Fund. The Manager receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. Until April 30, 1999 the Manager has agreed to maintain expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio).

         For the period August 29, 1997 (commencement of operations) to December 31, 1997, the Manager did not impose any of its fee, which amounted to $1,934. Further, due to the limitations of such Agreement, the Manager's reimbursement to the Fund for the period ended December 31, 1997, amounted to $85,349.

         The Agreement identifies the Manager as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         The Manager may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.


Personal Investments by Employees of Scudder


     Employees of the Manager, are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Manager's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


              INVESTMENT ADVISER AND ADMINISTRATOR OF THE PORTFOLIO

       (See "Fund and Portfolio organization" in the Fund's prospectus.)

         Under the terms of the Portfolio's investment advisory agreement with the Adviser (the "Advisory Agreement"), the Adviser manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. The Adviser will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies;
(iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

         The Adviser is a wholly-owned subsidiary of Bankers Trust New York Corporation.

         The Adviser bears all expenses in connection with the performance of services under the Advisory Agreement. The BT Investment Trust (the "BT Trust") and the Portfolio each bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the BT Trust or the Portfolio who are not officers, directors or employees of the Adviser, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the BT Trust or the Portfolio; and any extraordinary expenses.

         The Adviser may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Adviser or any such affiliate.

         Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Portfolio. The Adviser has agreed to waive and reimburse expenses of the Portfolio to the extent necessary to limit all expenses to 0.08% of the average daily net assets of the Portfolio .

         For the fiscal years ended December 31, 1997, 1996, and 1995 , the Adviser accrued $2,430,147, $1,505,963, and $770,530 respectively, in compensation for investment advisory services provided to the Portfolio. During the same period, Bankers Trust reimbursed $1,739,490, $870,024 and $418,814 respectively, to the Portfolio to cover expenses.


Banking Regulatory Matters


         Bankers Trust has been advised by its counsel tha, Bankers Trust currently may perform the services for the Trust and the Portfolio contemplated by the investment advisory agreement and other activities for the Fund and the Portfolio described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees of the Trust and the Portfolio would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.


Administrator

         Under administration and services agreements, the Adviser is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. The Adviser will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in The Adviser's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs of the Portfolio, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


         Pursuant to a Sub-Administration Agreement (the "Sub-Administration Agreement"), Federated Service Company ("FSC") performs such sub-administration duties for the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

         For the years ended December 31, 1997, 1996, and 1995 , the Adviser accrued $1,215,073, $752,981, and $385,265 respectively, in compensation for administrative and other services provided to the Portfolio.


Personal Investments by Employees of Bankers Trust


     Both the Portfolio and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Portfolio and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Portfolio's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Portfolio; and prohibit purchasing securities in initial public offerings. Violations of the codes are subject to review by the Trustees of the Portfolio and could result in severe penalties.



                        TRUSTEES AND OFFICERS OF THE FUND



Name, Age and Address            Position with  Trust      Principal Occupation**             Position with
                                                                                               Underwriter,Scudder
                                                                                               Investor  Services,
                                                                                               Inc.

Daniel  Pierce (64)+*=           President and Trustee       Managing Director of Scudder      Director, Vice President
                                                              Kemper Investments, Inc.         and Assistant Treasurer

Henry P. Becton, Jr. (54)125     Trustee                    President and General Manager,             --
Western Avenue Allston, MA 02134                             WGBH Educational Foundation

 Dawn-Marie Driscoll (51)       Trustee                    Executive Fellow, Center for               --
4909 SW 9th Place Cape Coral,                               Business Ethics, Bentley
FL  33914                                                    College; President, Driscoll
                                                             Associates

 Peter B. Freeman (65)100        Trustee                    Director, The A.H. Belo                    --
Alumni AvenueProvidence, RI                                  Company; Trustee, Eastern
02906                                                        Utilities Associates (public
                                                             utility holding company);
                                                             Director, AMICA Insurance Co.

George M. Lovejoy, Jr. (68)= 50   Trustee                    President and Director, Fifty              --
Congress StreetSuite 543Boston,                              Associates (real estate
MA   02109                                                   investment trust)

Wesley W. Marple, Jr. (66)= 413   Trustee                    Professor of Business                     --
Hayden Hall  360 Huntington                                 Administration, Northeastern
Ave.Boston, MA 02115                                         University, College of Business
                                                             Administration

Kathryn L. Quirk (45)++*=         Trustee, Vice President    Managing Director of Scudder      Director, Assistant
                                  and Assistant Secretary    Kemper Investments, Inc.          Treasurer and Senior
                                                                                               Vice President

Jean C. Tempel (55)Ten Post       Trustee                    Managing Partner,Technology                --
Office SquareSuite 1325                                     Equity Partners
Boston, MA 02109

Bruce F. Beaty (39)++             Vice President             Senior Vice President of                  --
                                                             Scudder Kemper Investments, Inc.

Philip S. Fortuna (40)++          Vice President             Managing Director of Scudder      Vice President
                                                             Kemper Investments, Inc.

                                       33

William F. Gadsden (43)++         Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Jerard K. Hartman (65)++          Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

John R. Hebble (39)+              Assistant Treasurer        Senior Vice President of                  --
                                                             Scudder Kemper Investments, Inc.

Robert T. Hoffman (39)++          Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Thomas W. Joseph (59)+            Vice President             Senior Vice President of          Director, Vice
                                                             Scudder Kemper Investments, Inc.  President, Treasurer and
                                                                                               Assistant Clerk

Valerie F. Malter (39)++          Vice President             Senior Vice President of                  --
                                                             Scudder Kemper Investments, Inc.

Thomas F. McDonough (51)+         Treasurer, Vice            Senior Vice President of          Clerk
                                  President and Secretary    Scudder Kemper Investments, Inc.

Caroline Pearson (36)+            Assistant Secretary        Vice President, Scudder Kemper            --
                                                             Investments, Inc.; Associate,
                                                             Dechert Price & Rhoads (law
                                                             firm) 1989 to 1997


* Mr. Pierce and Ms. Quirk are considered by the Fund and counsel to be persons who are "interested persons" of the Manager or of the Trust, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Trustees and officers of the Trust have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lovejoy, Pierce, Marple and Ms. Quirk are members of the Executive Committee for the Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+    Address: Two International Place, Boston, Massachusetts
++   Address: 345 Park Avenue, New York, New York

         As of March 31, 1998, all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.

         To the best of the Fund's knowledge, as of March 31, 1998 no person owned beneficially more than 5% of the Fund's outstanding shares.

         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder funds.


                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings


         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues. Compensation of Officers and Trustees of the Trust

         The Independent Trustees receive the following compensation from the Funds of Scudder Investment Trust: an annual trustee's fee of $2,400 for a Fund in which assets do not exceed $100 million, $4,800 for assets which exceed $100 million, but not exceeding $1 billion, and $7,200 if assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust for the Fund and the Manager or any affiliate of the Manager; $75 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Trustees also serve in the same capacity for other funds managed by the Manager. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of Scudder funds as a group.


                                              Scudder Investment
                          Name                       Trust*               All Scudder Funds


             Henry P. Becton, Jr.Trustee            $27,782                $113,974 (23 funds)
             Dawn-Marie Driscoll** Trustee           $3,450                $107,142 (23 funds)
             Peter B. Freeman** Trustee              $3,645                $137,011 (42 funds)
             George M. Lovejoy,                     $27,757                $138,533 (21 funds)
                Jr.Trustee

                                       35

                                              Scudder Investment
                          Name                       Trust*               All Scudder Funds

             Wesley W. Marple, Jr.                  $27,757                $120,549 (22 funds)
                Trustee
             Jean C. Tempel Trustee                 $27,982                $121,924 (22 funds)

* In 1997, Scudder Investment Trust consisted of four funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund and Scudder S&P 500 Index Fund. Scudder S&P 500 Index Fund commenced operations on August 29, 1997. Scudder Real Estate Investment Fund commenced operations on March 2, 1998. The Fund pay each Trustee not affiliated with the Manager an annual retainer. For the year ended December 31, 1997, Trustees' fees aggregated $5,448.
**       Elected as trustee on October 24, 1997.



                     TRUSTEES AND OFFICERS OF THE PORTFOLIO

Name, Age  and Address                 Position with      Principal Occupation           Position with
                                         Portfolio                                       Underwriter Edgewood
                                                                                         Services, Inc.


          TO BE UPDATED                   Trustee         Director of Chase/NBW Bank                -
Charles P. Biggar (66)12 Hitching                         Advisory Board; Director,

   Post LaneChappaqua, NY 10514                           Batemen, Eichler, Hill
                                                          Richards Inc.; formerly
                                                          Vice President of
                                                          International Business
                                                          Machines and President of
                                                          the National Services and
                                                          the Field Engineering
                                                          Divisions of IBM


S.  Leland  Dill  (67)5070   North  Trustee               Director, Coutts Group;                   -
Ocean   DriveSinger   Island,   FL                        Coutts (U.S.A.)
33404                                                     International; Coutts Trust

                                                          Holdings,         Ltd;
                                                          Director, Zweig Series
                                                          Trust;        formerly
                                                          Partner  of KPMG  Peat
                                                          Marwick;     Director,
                                                          Vinters  International
                                                          Company Inc.;  General
                                                          Partner  of Pemco  (an
                                                          investment     company
                                                          registered  under  the
                                                          1940 Act)

                                       36


Philip Saunders,  Jr. (61)445 Glen  Trustee               Principal, Philip Saunders                -
RoadWeston, MA  02193                                     Associates (Consulting);

                                                          former   Director   of
                                                          Financial     Industry
                                                          Consulting,   Wolf   &
                                                          Company;    President,
                                                          John    Hancock   Home
                                                          Mortgage  Corporation;
                                                          and    Senior     Vice
                                                          President  of Treasury
                                                          and          Financial
                                                          Services, John Hancock
                                                          Mutual Life  Insurance
                                                          Company, Inc.


Ronald  M.  Petnuch   (37)Clearing  President and         Senior Vice President;                    -
OperationsP.O.  Box 897Pittsburgh,  Treasurer             Federated Services Company
PA  15230-0897                                            ("FSC"); formerly, Director

                                                          of Proprietary Client
                                                          Services, Federated
                                                          Administrative Services
                                                          ("FAS"), and Associate
                                                          Corporate Counsel,
                                                          Federated Investors ("FI")


Charles L. Davis, Jr.                Vice President and    Vice President, FAS.                      -
(37)Clearing  Operations P.O. Box    Assistant Treasurer

897Pittsburgh, PA  15230-0897


Jay S. Neuman (47) Clearing          Secretary             Corporate Counsel, FI.                    -
Operations
P.O. Box 897 Pittsburgh,

PA  15230-0897

* Indicates an "interested person" (as defined in the 1940 Act) of the BT Institutional Funds.

Unless otherwise specified, each officer listed holds the same position with the BT Institutional Funds and the Portfolio.

Messrs. Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Edgewood or an affiliate serves as the principal underwriter.

                                  REMUNERATION

Control Persons and Principal Holders of Securities

         Each Bankers Trust Fund has informed the Portfolio that whenever it is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Bankers Trust Fund will hold a meeting of shareholders and will cast its votes as instructed by the Bankers Trust Fund's shareholders. It is anticipated that other registered investment companies investing in the Portfolio will follow the same or a similar practice.

Compensation of Officers and Trustees of the Portfolio

The following table reflects fees paid to the Trustees of the Portfolio for the year ended December 31, 1996:

                                        TRUSTEE COMPENSATION TABLE

                                              EQUITY 500 INDEX PORTFOLIO            Total Compensation
                          NAME                                                      from Fund Complex*

             Charles P.  Biggar,Trustee  of          $1,955                               $28,750
             Portfolio
                     TO BE UPDATED

             S.  Leland   Dill,Trustee   of          $2,015                               $28,750
             Portfolio

             Philip  Saunders,  Jr.,Trustee          $1,955                               $28,750
             of Portfolio

             Philip  W.  Coolidge,**Trustee           $23                                  $1,250
             of Portfolio

* Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short Intermediate U.S. Government Securities Portfolio, Intermediate Tax Free
     Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

** Effective August 11, 1997, Philip W. Coolidge has resigned as Trustee of the Portfolio.

Bankers Trust reimbursed the Portfolio for a portion of their Trustee fees for the period above.

                                   DISTRIBUTOR


         The Trust on behalf of the Fund has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a subsidiary of the Manager, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 12, 1997.


         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.


NOTE: Although the Fund does not currently have a 12b-1 Plan, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.


         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

      (See "Distribution and performance information--Dividends and capital gain distributions" and "Transaction information-- Tax information, Tax identification number" in the Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.


         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that dividends from domestic corporations constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Portfolio's holding period for the option, and in the case of an exercise of a put option, on the Portfolio's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Portfolio's portfolio. If the Portfolio writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Portfolio is not a taxable transaction for the Portfolio.

         Many futures and forward contracts entered into by the Portfolio and all listed non-equity options written or purchased by the Portfolio (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Portfolio's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Portfolio's portfolio.

         Positions of the Portfolio which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Portfolio.

         Positions of the Portfolio which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Portfolio's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Portfolio intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.


         Notwithstanding any of the foregoing, recent tax law changes may require the Portfolio to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Portfolio enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Portfolio's taxable year, if certain conditions are met.

         Similarly, if the Portfolio enters into a short sale of property that becomes substantially worthless, the Portfolio will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.


         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

Tax Status. The Portfolio is organized as a trust under New York law. Under the anticipated method of operation of the Portfolio, the Portfolio will not be subject to any income tax. However each investor in the Portfolio, including the Fund, will be taxable on its share (as determined in accordance with the governing instruments of the Portfolio) of the Portfolio's income, gain, loss, deductions, credits and tax preference items, without regard to whether the investor has received any distributions from the Portfolio. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

         Distributions received by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution, (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

         The Portfolio's taxable year end is December 31. Although, as described above, the Portfolio will not be subject to Federal income tax, it will file appropriate income tax returns.


         It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

                             PORTFOLIO TRANSACTIONS

Brokerage Allocation And Other Practices

         The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by Bankers Trust with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

         Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio's Trustees may determine, the Adviser may consider sales of securities of shares of the Portfolio's investors as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to Bankers Trust's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to Bankers Trust by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to Bankers Trust in providing services to the Portfolio.

         In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio in concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.


         For the fiscal years ended December 31, 1997, 1996, and 1995 , the Portfolio paid brokerage commissions in the amount of $341,058, $289,791, and $172,924 respectively.


Portfolio Turnover


         The frequency of portfolio transactions, the Portfolio's turnover rate, will vary from year to year depending on market conditions and the Portfolio's cash flows. The Portfolio's annual turnover rate is not expected to exceed 100%. The Portfolio's turnover rates for the years ended December 31, 1997 and 1996 were 19% and 15%, respectively.

                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, (i.e., the value of investments in the Portfolio and other assets) less all liabilities, by the total number of shares outstanding.

         The Portfolio values its equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.


         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the Exchange is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. (New York time or earlier if the NYSE closes earlier) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (1) the numerator of which is the value of such investor's investment in the Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (2) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. or the close of the NYSE on the following day the NYSE is open for trading.


         An exchange-traded equity security is valued by the Portfolio at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Portfolio's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial Statements of the Portfolio incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City , Missouri 64105, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand L.L.P. is responsible for performing annual audits the financial statements and financial highlights of the Fund in accordance with Generally Accepted Auditing Standards, and the preparation of tax returns.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         The name "Scudder Investment Trust" is a designation of the Trustees for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares of the Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         Estimated costs of $13,000 incurred by the Fund in conjunction with its organization are amortized over a five year period beginning at the commencement of operations of the Fund.

         The Fund has a fiscal year end of December 31.

         The CUSIP number of the Fund is 811167402.

         Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105, has been selected as the Independent Accountants for the Fund and the Portfolio.

         State Street Bank and Trust Company serves as custodian to the Fund and Bankers Trust serves as Custodian for the Portfolio.

         The firm of Dechert Price & Rhoads is counsel to the Fund. The firm of Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, is counsel to the Portfolio.

         Bankers Trust (or its agent) computes net asset value for the Fund. The Fund pays Bankers Trust an annual fee of $10,000.


         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Manager, is the transfer and dividend paying agent for the Fund. The Fund pays SSC an annual fee for each account maintained for a participant. For the year ended December 31, 1997, SSC did not impose any of its fee, which amounted to $28,721.

         The Fund, or the Manager (including any affiliate of the Manager), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         Scudder Trust Company ("STC"), a subsidiary of the Manager, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolio of the Portfolio, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report of the Portfolio and the Fund dated December 31, 1997 are incorporated by reference in its entirety and are hereby deemed to be a part of this Statement of Additional Information.

                                   APPENDIX A


Set forth below are descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation Ratings Group ("S&P"), which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

 S&P's COMMERCIAL PAPER RATINGS


A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Scudder
Growth and
Income Fund

Annual Report
December 31, 1997

Pure No-Load(TM) Funds


A fund with a disciplined approach to common stock investing offering opportunities for long-term growth of capital, current income, and growth of income.


A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER                    (logo)

                         Scudder Growth and Income Fund

--------------------------------------------------------------------------------
Date of Inception: 1929      Total Net Assets as of        Ticker Symbol:  SCDGX
                            12/31/97: $6.83 billion
--------------------------------------------------------------------------------

o For the 12-month period ended December 31, 1997, Scudder Growth and Income Fund returned 30.31%, reflecting another strong year for the U.S. stock market.

o The Fund's ability to nearly keep pace with the market over the period is impressive given its defensive characteristics.

o A continuing emphasis on stocks with above-average dividend yields helped the Fund weather increased market volatility during the second half of 1997.

o The Fund maintained its overall 4 star risk-adjusted rating from Morningstar among 2,332 domestic equity funds as of December 31, 1997.^1


                                Table of Contents

  3  Letter from the Fund's President     24  Notes to Financial Statements
  4  Performance Update                   28  Report of Independent Accountants
  5  Portfolio Summary                    29  Tax Information
  6  Portfolio Management Discussion      30  Shareholder Meeting Results
 11  Glossary of Investment Terms         32  Officers and Trustees
 12  Investment Portfolio                 33  Investment Products and Services
 20  Financial Statements                 34  Scudder Solutions
 23  Financial Highlights


^1 Source: Morningstar. Ratings are subject to change monthly and are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. In an investment category, 10% of funds receive 5 stars and the next 22.5% receive 4 stars. In the domestic equity category, the Fund received a 4 star rating for the three-year period, a 4 star rating for the five-year period, and a 4 star rating for the ten-year period. Past performance is no guarantee of future results.


                       2 - Scudder Growth and Income Fund

                        Letter from the Fund's President

Dear Shareholders,

     This report marks Scudder Growth and Income Fund's 69th year of operations, and one of its most impressive. This 12-month period is the third consecutive year that the Fund has returned more than 20%. However, the favorable investment environment appears to have changed during the second half of 1997, with the currency crisis in Asia and the prospect of slowing profit growth in the United States. While we think the investment environment continues to remain healthy, a return to performance that is closer to the 10% average long-term return for stocks is more realistic going forward. We think you should keep this in mind as you read the detailed discussion of the Fund's activities which begins on page 6.

     As you may know, the Fund's investment adviser has changed its name to Scudder Kemper Investments, Inc. from Scudder, Stevens & Clark, Inc., reflecting the acquisition of a majority interest in Scudder by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. We think these changes are positive and should broaden our resources in managing the Fund.

     For those of you who are interested in new Scudder products, we recently introduced a new industry sector fund, Scudder Financial Services Fund, one of Scudder's Choice Series funds. The Fund seeks long-term growth by investing in financial services companies in the U.S. and abroad. In addition, two other Choice Series funds will be launched on March 2: Scudder Health Care Fund, seeking long-term growth from health care companies located around the world, and Scudder Technology Fund, pursuing long-term growth by investing in companies that develop, produce, or distribute technology. For further information on these new funds, please call 1-800-225-2470.

     Thank you for your continued investment in Scudder Growth and Income Fund. If you have any questions about your account, please call Scudder Investor Relations at the toll-free number above, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Growth and Income Fund


                       3 - Scudder Growth and Income Fund

PERFORMANCE UPDATE as of December 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                     Total Return
Period    Growth    --------------
Ended       of                Average
12/31/97 $10,000  Cumulative  Annual
--------------------------------------
SCUDDER GROWTH AND INCOME FUND
--------------------------------------
1 Year    $13,031      30.31%   30.31%
5 Year    $24,768     147.68%   19.89%
10 Year   $48,077     380.77%   17.00%

--------------------------------------
S&P 500 INDEX
--------------------------------------
1 Year    $13,338     33.38%   33.38%
5 Year    $25,160    151.60%   20.25%
10 Year   $52,566    425.66%   18.04%

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment. The data points from the graph are as follows:

Yearly periods ended December 31

SCUDDER GROWTH AND INCOME FUND
Year            Amount
----------------------
'87            $10,000
'88            $11,201
'89            $14,153
'90            $13,824
'91            $17,716
'92            $19,411
'93            $22,438
'94            $23,021
'95            $30,197
'96            $36,895
'97            $48,077

S&P 500 INDEX
Year            Amount
----------------------
'87            $10,000
'88            $11,659
'89            $15,352
'90            $14,876
'91            $19,407
'92            $20,893
'93            $22,996
'94            $23,299
'95            $32,054
'96            $39,412
'97            $52,566

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total Return (%) with the exact data points listed in the table below.

Yearly periods Ended December 31


                       1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
                     -------------------------------------------------------------------------------
NET ASSET VALUE...   $13.18   $ 14.14  $12.77  $15.76  $16.20  $17.24  $16.26  $20.23  $23.23  $27.33
INCOME DIVIDENDS..   $  .59   $   .69  $  .67  $  .55  $  .53  $  .45  $  .51  $  .56  $  .57  $  .58
CAPITAL GAINS
DISTRIBUTIONS.....   $    -   $  1.77  $  .34  $    -  $  .50  $ 1.01  $  .91  $  .48  $  .87  $ 2.20
FUND TOTAL
RETURN (%)........    12.01     26.36   -2.33   28.16    9.57   15.59    2.60   31.18   22.18   30.31
INDEX TOTAL
RETURN (%)........    16.56     31.63   -3.11   30.40    7.61   10.06    1.32   37.58   22.96   33.38

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


                       4 - Scudder Growth and Income Fund

PORTFOLIO SUMMARY as of December 31, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      92%
Convertible Bonds                   4%
Convertible Stocks                  3%
Cash Equivalents                    1%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's approach to selecting
stocks with above-average
dividend yields provided
downside protection as volatility
increased during the second half
of the year.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 3% of Cash Equivalents)
--------------------------------------------------------------------------
Financial                                 22%
Manufacturing                             17%
Consumer Staples                          11%
Utilities                                  9%
Communications                             9%
Durables                                   8%
Energy                                     7%
Health                                     6%
Consumer Discretionary                     5%
Other                                      6%
---------------------------------------------
                                         100%
---------------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Healthcare, energy, utilities, and
manufacturing sector holdings
outperformed the market over the
year.

--------------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS
(20% OF PORTFOLIO)
--------------------------------------------------------------------------
1.  XEROX CORP.
    Leading manufacturer of copiers and duplicators

2.  Bell Atlantic Corp.
    Telecommunications services

3.  H. J. HEINZ CO.
    Major manufacturer of processed foods

4.  UNILEVER NV
    Diversified conglomerate

5.  TRW INC.
    Defense electronics, automotive parts and systems

6.  Ford Motor Co.
    Leading automobile manufacturer

7.  GTE CORP.
    Nationwide telecommunications company

8.  IMPERIAL CHEMICAL INDUSTRIES PLC
    Leading international chemical producer

9.  PHILIP MORRIS COMPANIES INC.
    Tobacco, food products and brewing

10. Chase Manhattan Corp.
    Commercial banking


Xerox a strong performer in
the first half--declined on
worries over the potential of
the currency crisis in
Southeast Asia.

For more complete details about the Fund's investment portfolio, see page 12. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                       5 - Scudder Growth and Income Fund

                         Portfolio Management Discussion

An Interview with Robert T. Hoffman
Lead Portfolio Manager,
Scudder Growth and Income Fund

Q: How would you sum up the year?

A: Given the shifting mood of the market in 1997, it's difficult. The first half of the year was essentially a continuation of 1996 -- investors enjoyed the bull market, but kept looking over their shoulders for signs of inflation. In March, when the Federal Reserve (Fed) increased a key short-term interest rate, fears of higher rates persisted given the Fed's history of taking multiple actions.

Q: What about the second half?

A: Several things changed in the second half. Inflation concerns were replaced by concerns about a global slowdown in growth, driven by the economic collapse and liquidity crunch in Asia, which threw local markets into a tailspin. By October, no one seemed to have any conviction about the extent of the effect, if any, the Asian contagion would have on markets closer to home. U.S. investors overreacted to the news, resulting in almost daily market gyrations in both directions.

Q: This sounds a bit grim.

A: I wouldn't say grim, but the "best of all worlds" environment has definitely changed. Despite significant selloffs in August, October, and December, the S&P still ended the year with a 30%-plus gain for the year. At the same time, certain market sectors remained depressed, as investors rotated into more defensive issues, and as shareholders pondered the long-term implications of the Asian crisis. Questions centered on whether this was a temporary phenomenon, or the beginning of a much longer, protracted period of global deflation. Also, many wondered if the S&P price-to-earnings multiple of 22 could be sustained in a slower growth environment.

Q: How did the Fund perform for the 12-month period ended December 31, 1997?

A: The Fund performed very well, in my opinion, returning 30.31% for the 12 months. This return represents an increase in the Fund's net asset value from $23.23 at the end of 1996 to $27.33 on December 31, 1997, and includes income distributions of $0.58 per share and a capital gain distribution of $2.20 per share. This ranks the Fund among the top 26% (160th) of 611 growth and income funds, as tracked by Lipper Analytical Services. Relative to the market, the Fund's performance was roughly in keeping with the 33.38% return of the S&P 500 Index, a significant achievement, I think, considering the Fund's tendency to only outperform in weak markets.

Q: Why invest in the Fund if it is only matching the performance of the markets?

A: You raise an important point. As you may know, performance numbers do not tell the whole story about the Fund or investing in general, for that matter. If all you are seeking is to match the returns of the stock market, then an index fund may be what you need. However, Scudder Growth and Income Fund is not designed to just mirror the market. We pursue a disciplined, relative yield strategy that seeks to provide attractive returns in relation to the U.S. stock market, that has resulted in lower risk than the market overall. We believe that

                       6 - Scudder Growth and Income Fund
this strategy is appropriate for many investors, especially those who are seeking lower volatility and consistent returns over the long term. The environment has been ideal for stock investors over the last seven years; however, when we enter a more difficult environment, we believe many investors will be looking for funds that hold up better than the market indexes.

Q: How did the Fund's top holdings perform?

A: The majority of our largest holdings significantly outperformed the S&P during the year. Near the close of the period, three of our top performers gave back some of their gains, most notably Philips Electronics and Xerox. Although we had been taking profits in both names to reduce our exposure, we were not aggressive enough to dampen the negative impact these holdings had on the Fund's returns. We would stress, however, that despite the recent weakness, both stocks, as well as the majority of our top holdings, still dramatically outperformed the market for the 12-month period.

Q: How did the Fund's "relative yield" discipline hold up in this environment?

A: Excluding the impact of the two stocks listed above, the strategy benefited the portfolio. A lack of technology holdings (due to their characteristically low dividend yields) cushioned the Fund from many of the profit warnings out of Silicon Valley that stemmed from the crisis in Asia. Our strategy of increasing the electric utility weighting, in response to a 10-year peak in the industry's relative yield, proved timely as these companies, with largely domestically generated earnings, were immune from the multiple contractions from slower overseas growth forecasts. We continue to believe that if 1998 proves a difficult year for profits, our strategy of investing in companies with low expectations, evidenced by high relative yields, should help to provide a degree of protection from further downdrafts.

Q: Expanding profit growth contributed to the prolonged rise in U.S. stock prices. How long can it continue?

A: The key to long-term sustainable growth eventually rests on top line revenue growth. Internal restructuring efforts, asset swaps, and financial engineering are only short-term measures for boosting profits. If one believes that slower growth overseas will not only dampen demand for U.S. goods, but that it will also bring continued pricing pressure (as the U.S. is flooded with cheap imports in the wake of Asian currency devaluations), we may not have seen the last of the bumps in the road.

Q: What areas contributed the most to Fund performance over the year?

A: Despite the sector's weak performance in 1997, the Fund's health care selections performed very well, due primarily to our weighting in drug stocks. As prices rose, we reduced our weighting by eliminating Warner Lambert and trimming our position in Schering-Plough. The Fund benefited from the fact that all but one of our health care holdings significantly outperformed the S&P for the year. I should point out, however, that many U.S. drug companies have


                       7 - Scudder Growth and Income Fund

 -------------------------------------------------------
 Higher Yields ...
 ...and Attractive Valuations
 -------------------------------------------------------
                                    Fund       S&P 500

 Yield                              2.1%       1.6%^1

 The Fund's dividend yield
 exceeded the market as measured
 by the S&P 500.
 -------------------------------------------------------

 Price-to-Earnings per share        17.6x      21.8x
 (current calendar year as of 12/31/97)

 The Fund's below-average valuation
 provided downside protection as
 volatility increased during the period.
 -------------------------------------------------------
^1 The S&P 500 yield does not reflect the effect of fund expenses and transaction costs which would otherwise lower its yield.


reached full valuation, as market hype over new product-driven growth has worked its way into a number of stocks. As enthusiasm increases, so does the risk of disappointment.

Q: Energy stocks were another solid contributor to portfolio performance. What worked well?

A: Our foreign energy holdings -- Elf Aquitaine, Total, and YPF -- outperformed the market for the full year, while one of our newer holdings, Williams Companies, with a 22.4% return in the fourth quarter, provided a haven in a nervous market. As Williams Companies' domestic earnings base cushioned the portfolio from negative news overseas, investors began to take notice of its growing communications subsidiary, sporting growth rates twice that of the core business.

Q: Last year at this time you mentioned building up the Fund's underweighting in electric utilities. How has this strategy been working?

A: Electric utilities were a modest drag on portfolio performance for most of the year, but our increasingly overweight position in this area proved particularly rewarding, especially toward the end of the year. Not only did this weighting (at 8% of assets at year-end) provide defensive benefits during the market corrections, but our individual stock selection had a meaningfully positive impact for the year. The resolution of regulatory uncertainty in California and Illinois boosted the share prices of Pacific Gas & Electric and Unicom. Despite the recent outperformance of the utility sector, we would point out that overall valuations remain well below normal. Thus, we have continued to add to this group in aggregate.

Q: How did the manufacturing sector perform?

A: This sector held back performance, due primarily to price weakness in two of the largest holdings, Philips Electronics and Xerox, as mentioned earlier. These stocks did, however, outperform for the 12 months with returns of 53% and 43%, respectively. We had been trimming both positions in the second half of the year as both a risk control measure (specifically to reduce a large portfolio weighting that had become even larger through outperformance) and based in part on relatively full valuations. Ultimately, we believe that both stocks offer


                       8 - Scudder Growth and Income Fund
attractive upside opportunity through new product rollouts, in the case of Xerox, and asset restructuring, in the case of Philips.

Q: The Fund's holdings of financial stocks held back performance somewhat, despite the strong performance of this sector. Why?

A: Our REIT (real estate investment trust) holdings lagged other companies in the financial sector, specifically U.S. banks, which provided very strong returns. However, securities such as REITs were not hit as hard by concerns over the Asian crisis because of their earnings leverage to the U.S. market. We believe that the Fund's REIT holdings will continue to provide both downside protection from further market volatility and upside potential through consolidation and acquisition-driven growth.

Q: How did you manage the portfolio in the increasingly volatile market?

A: Our investment discipline has been an important tool in controlling exposure to price volatility. It has helped to steer us toward undervalued stocks that have defensive characteristics in volatile and declining markets. Our model's "buy" signals in the electric utility and REIT sectors are evidence of this. In a more general sense, however, we continue to ask ourselves what each stock price is reflecting, both from a "big picture" perspective and on an individual, company-by-company basis.


                       9 - Scudder Growth and Income Fund

Q: Are we entering a period of slower global growth?

A: Our short answer is, yes. Is this expectation adequately reflected in the U.S. equity market? Probably not. While slower global growth may have immediate implications for corporate profitability and stock prices, we take the long view when it comes to investing the portfolio. As a result, we continue to remain focused on those stocks which we believe already reflect a difficult operating environment, since they are less likely to disappoint further. We think our relative yield approach, supported by the fundamental research of our analysts, will ultimately benefit the Fund in a variety of market environments by providing downside protection and the potential for upside surprises.



                               Scudder Growth and
                                  Income Fund:
                          A Team Approach to Investing

  Scudder Growth and Income Fund is managed by a team of Scudder Kemper Investments, Inc. (SKI) professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by a large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging SKI's extensive resources.

  Lead Portfolio Manager Robert T. Hoffman has had responsibility for setting the Fund's stock investing strategy and overseeing the Fund's day-to-day operations since 1991. Rob joined SKI in 1990 and has 13 years of investment industry experience. Kathleen T. Millard, Portfolio Manager, has focused on strategy and stock selection since she joined the firm and the team in 1991. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Ben joined SKI in 1983 as a portfolio manager and the Fund in 1986. Lori Ensinger, Portfolio Manager, joined the Fund in 1996 and focuses on stock selection and investment strategy. Lori has worked in the investment industry since 1983 and at SKI since 1993.


                      10 - Scudder Growth and Income Fund

                          Glossary of Investment Terms


 DIVIDEND YIELD                With stocks, a company's payment of earnings to
                               shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%;
                               if the stock price goes up to $20, the yield would fall to 5%.

 FUNDAMENTAL RESEARCH          Analysis of a company's financial statements to
                               project future stock price changes. Considers past records of sales and earnings as well as the future impact of products, consumer markets, and management in weighting a company's prospects. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements.

 MARKET CAPITALIZATION         The value of a company's outstanding shares of
                               common stock, determined by multiplying the number of shares outstanding by the share price
                               (shares x price = market capitalization). The universe of publicly-traded companies is frequently divided into large-, mid-, and small-capitalizations. "Large-cap" stocks tend to be more liquid and less volatile, while
                               "small-cap" stocks in the aggregate have more potential for earnings growth and are typically more volatile.

OVER/UNDER WEIGHTING           Refers to the allocation of assets -- usually by
                               sector, industry, or country -- within an investment portfolio, relative to a benchmark index or investment universe.

 PRICE-EARNINGS RATIO          A widely used gauge of a stock's valuation that
                               indicates what investors are (P-E or earnings multiple) paying for a company's earning power at the current stock price. Often based on a company's projected earnings for the coming 12 months. A higher "earnings multiple" indicates higher expected earnings growth and greater risk; a lower multiple is usually associated with mature or out-of-favor companies, and lower stock price volatility.

VALUE STOCK                    A company whose stock price does not fully
                               reflect its intrinsic value. A stock's relative value is often measured by price-earnings ratio, price-book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display lower price volatility and carry higher dividend yields.



(Sources: SKI; Barron's Dictionary of Finance and Investment Terms)


                      11 - Scudder Growth and Income Growth

                  Investment Portfolio as of December 31, 1997

                                                                                             Principal               Market
                                                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement 0.1%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%,
  to be repurchased at $3,082,113 on 1/2/98, collateralized by a $2,287,000 U.S.                                  ------------
  Treasury Bond, 8.75%, 8/15/20 (Cost $3,081,000) .......................................      3,081,000             3,081,000
                                                                                                                  ------------
Short-Term Investments 2.6%
------------------------------------------------------------------------------------------------------------------------------
Dresdner US Finance Inc., 5.74%, 1/5/98 .................................................     40,000,000            39,974,489
FCar Owner Trust I, 5.61%, 1/8/98 .......................................................     50,000,000            49,945,458
JP Morgan, 5.80%, 1/8/98 ................................................................     30,000,000            29,966,167
New Center Asset Trust, 5.89%, 1/16/98 ..................................................     40,000,000            39,901,833
Ford Motor Credit Co., 5.71%, 1/8/98 ....................................................     20,000,000            19,977,794
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $179,765,741)                                                                   179,765,741
------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds 0.2%
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                                     ------------
Omnicom Group Inc, 1/6/13 (Cost $12,539,063) ............................................     12,500,000            13,125,000
                                                                                                                  ------------
Convertible Bonds 3.6%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.5%
Department & Chain Stores
Federated Department Stores, Inc. Debenture, 5%, 10/1/03 ................................     11,700,000            15,795,000
Home Depot Inc., 3.25%, 10/1/01 .........................................................     16,500,000            22,316,250
                                                                                                                  ------------
                                                                                                                    38,111,250
                                                                                                                  ------------
Health 0.1%
Pharmaceuticals
Sandoz Capital BVI Ltd., Debenture, 2%, 10/6/02 .........................................      5,810,000             8,874,775
                                                                                                                  ------------
Financial 1.2%
Banks 0.9%
Deutsche Bank Financial Inc., Convertible to Daimler Benz AG shares, Zero Coupon, 2/12/17     97,410,000            43,347,450
MBL International Finance Bermuda Trust, 3%, 11/30/02 ...................................     16,140,000            16,753,320
                                                                                                                  ------------
                                                                                                                    60,100,770
                                                                                                                  ------------
Real Estate 0.3%
Security Capital Corp., Debenture, 6.5%, 3/29/16 (b) (c) ................................     16,750,000            20,183,031
                                                                                                                  ------------
Service Industries 0.7%
Miscellaneous Commercial Services 0.4%
Tyco International, Ltd., Liquid Yield Option Note, 7/6/10 ..............................     24,000,000            29,370,000
                                                                                                                  ------------
Miscellaneous Consumer Services 0.3%
CUC International Inc., 3%, 2/15/02 .....................................................     14,000,000            17,482,500
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      12 - Scudder Growth and Income Growth

                                                                                             Principal               Market
                                                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Durables 0.1%
Automobiles
Magna International, Inc., Debenture, 5%, 10/15/02 ......................................      6,700,000             7,989,750
                                                                                                                  ------------
Manufacturing 1.0%
Diversified Manufacturing
Loews Corp., 3.125%, 9/15/07 ............................................................     60,021,000            60,471,158
Thermo Electron Corp., 4.25%, 1/1/03 ....................................................      5,000,000             6,275,000
                                                                                                                  ------------
                                                                                                                    66,746,158
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $206,770,373)                                                                        248,858,234
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 1.4%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.3%
Department & Chain Stores
Kmart 7.75% .............................................................................        386,000            19,927,250
                                                                                                                  ------------
Financial 0.1%
Consumer Finance 0.0%
Advanta Corp. 6.75% .....................................................................          7,500               201,563
                                                                                                                  ------------
Real Estate 0.1%
Security Capital Industrial Trust "B", 7% ...............................................        308,300             9,827,063
                                                                                                                  ------------
Manufacturing 0.3%
Containers & Paper 0.0%
International Paper Co. 5.25% ...........................................................         47,000             2,279,500
                                                                                                                  ------------
Industrial Specialty 0.2%
Cooper Industries, Inc. 6% ..............................................................        606,300            11,064,975
                                                                                                                  ------------
Office Equipment/Supplies 0.1%
Ikon Office Solutions, Inc., 5.04% ......................................................         96,100             6,510,775
                                                                                                                  ------------
Metals & Minerals 0.2%
Precious Metals
Freeport McMoRan Copper & Gold, Inc., Cum. $1.25 ........................................        500,000            10,843,750
                                                                                                                  ------------
Consumer Staples 0.5%
Food & Beverage
Ralston Purina Group, 7%, 8/1/00 ........................................................        470,000            32,723,750
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $87,352,946)                                                               93,378,626
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      13 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------

Common Stocks 92.1%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 4.3%
Department & Chain Stores
J.C. Penney Co., Inc. ...................................................................      1,287,700            77,664,406
May Department Stores ...................................................................        772,900            40,722,169
Mercantile Stores, Inc. .................................................................      1,012,900            61,660,288
Rite Aid Corp. ..........................................................................        987,600            57,959,775
Sears, Roebuck & Co. ....................................................................      1,205,500            54,548,875
                                                                                                                  ------------
                                                                                                                   292,555,513
                                                                                                                  ------------
Consumer Staples 10.6%
Alcohol & Tobacco 2.3%
Philip Morris Companies, Inc. ...........................................................      2,855,100           129,371,719
RJR Nabisco Holdings Corp. ..............................................................        788,580            29,571,750
                                                                                                                  ------------
                                                                                                                   158,943,469
                                                                                                                  ------------
Consumer Electronic & Photographic Products 1.0%
Whirlpool Corp. .........................................................................      1,244,000            68,420,000
                                                                                                                  ------------
Food & Beverage 4.8%
General Mills, Inc. .....................................................................        559,500            40,074,188
H.J. Heinz Co. ..........................................................................      2,858,750           145,260,234
Unilever NV .............................................................................        400,000            24,658,480
Unilever NV (New York shares) ...........................................................      1,885,200           117,707,175
                                                                                                                  ------------
                                                                                                                   327,700,077
                                                                                                                  ------------
Package Goods/Cosmetics 2.5%
Avon Products, Inc. .....................................................................      1,070,100            65,677,388
Kimberly-Clark Corp. ....................................................................      2,084,000           102,767,250
                                                                                                                  ------------
                                                                                                                   168,444,638
                                                                                                                  ------------
Health 5.5%
Pharmaceuticals
American Home Products Corp. ............................................................        705,800            53,993,700
Baxter International, Inc. ..............................................................      1,088,100            54,881,044
Bristol-Myers Squibb Co. ................................................................      1,023,600            96,858,150
Schering-Plough Corp. ...................................................................      1,002,200            62,261,675
SmithKline Beecham PLC (ADR) ............................................................      1,180,400            60,716,825
Zeneca Group PLC ........................................................................      1,356,100            48,030,458
                                                                                                                  ------------
                                                                                                                   376,741,852
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      14 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Communications 8.3%
Telephone/Communications
Alltel Corp. ............................................................................      1,825,400            74,955,488
Bell Atlantic Corp. .....................................................................      1,623,348           147,724,668
BellSouth Corp. .........................................................................      1,541,400            86,800,088
Frontier Corp. ..........................................................................      2,033,100            48,921,469
GTE Corp. ...............................................................................      2,504,700           130,870,575
Sprint Corp. ............................................................................      1,154,100            67,659,113
Telecom Corp. of New Zealand ............................................................      1,901,000             9,216,860
                                                                                                                  ------------
                                                                                                                   566,148,261
                                                                                                                  ------------
Financial 20.2%
Banks 10.6%
AmSouth Bancorp .........................................................................        352,500            19,145,156
Banc One Corp. ..........................................................................      1,169,300            63,507,606
BankAmerica Corp. .......................................................................        223,000            16,279,000
Bankers Trust New York Corp. ............................................................        570,200            64,111,863
Chase Manhattan Corp. ...................................................................      1,168,300           127,928,850
CoreStates Financial Corp. ..............................................................      1,239,600            99,245,475
First Chicago NBD Corp. .................................................................        273,600            22,845,600
First Union Corp. .......................................................................      1,274,600            65,323,250
J.P. Morgan & Co., Inc. .................................................................        503,300            56,809,988
KeyCorp .................................................................................        869,800            61,592,713
NationsBank Corp. .......................................................................      1,073,400            65,276,138
US Bancorp ..............................................................................        584,700            65,449,856
                                                                                                                  ------------
                                                                                                                   727,515,495
                                                                                                                  ------------
Insurance 3.7%
EXEL, Ltd. (ADR) ........................................................................        916,000            58,051,500
Lincoln National Corp. ..................................................................        968,200            75,640,625
Mid Ocean, Ltd. .........................................................................        702,800            38,126,900
Safeco Corp. ............................................................................      1,700,300            82,889,625
                                                                                                                  ------------
                                                                                                                   254,708,650
                                                                                                                  ------------
Other Financial Companies 1.0%
Federal National Mortgage Association ...................................................        649,900            37,084,919
Fleet Financial Group, Inc. .............................................................        473,200            35,460,425
                                                                                                                  ------------
                                                                                                                    72,545,344
                                                                                                                  ------------
Real Estate 4.8%
Avalon Properties, Inc. (REIT) ..........................................................        467,100            14,450,906

    The accompanying notes are an integral part of the financial statements.


                      15 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust (REIT) ............................................................        338,500            10,493,500
Charles E. Smith Residential Realty, Inc. (REIT) ........................................         73,800             2,619,900
General Growth Properties, Inc. (REIT) (d) ..............................................      1,939,800            70,075,275
Health Care Property Investment Inc. (REIT) .............................................        359,300            13,586,031
Mark Centers Trust (REIT) ...............................................................         31,400               282,600
Meditrust Corp. (Paired Stock) (REIT) ...................................................        562,829            20,613,612
Nationwide Health Properties Inc. (REIT) ................................................        804,800            20,522,400
Prentiss Properties Trust (REIT) ........................................................      1,000,000            27,937,500
Post Properties Inc. (REIT) .............................................................         61,900             2,514,688
Security Capital Corp. (b) (c) ..........................................................         15,968            22,201,334
Security Capital Industrial Trust (REIT) ................................................      2,611,645            64,964,669
Security Capital Industrial Trust Warrants (expire 9/18/98)* ............................         82,478               433,010
Security Capital US Realty ..............................................................      2,889,152            41,025,958
Spieker Properties, Inc. (REIT) .........................................................        150,000             6,431,250
Vornado Realty Trust (REIT) .............................................................        177,600             8,336,100
                                                                                                                  ------------
                                                                                                                   326,488,733
                                                                                                                  ------------
Miscellaneous 0.1%
Jardine Strategic Holdings Ltd. .........................................................      2,015,611             5,240,589
                                                                                                                  ------------
Service Industries 0.3%
EDP Services 0.1%
First Data Corp. ........................................................................        209,606             6,130,976
                                                                                                                  ------------
Environmental Services 0.2%
Browning Ferris Industries ..............................................................        378,600            14,008,200
                                                                                                                  ------------
Durables 7.3%
Aerospace 1.5%
Lockheed Martin Corp. ...................................................................        472,328            46,524,308
Rockwell International Corp. ............................................................      1,149,600            60,066,600
                                                                                                                  ------------
                                                                                                                   106,590,908
                                                                                                                  ------------
Automobiles 4.8%
Dana Corp. ..............................................................................      1,867,800            88,720,500
Echlin, Inc. ............................................................................      1,538,800            55,685,325
Ford Motor Co. ..........................................................................      2,748,200           133,802,988
Meritor Automotive, Inc. ................................................................      2,245,900            47,304,269
                                                                                                                  ------------
                                                                                                                   325,513,082
                                                                                                                  ------------
Construction/Agricultural Equipment 1.0%
PACCAR, Inc. ............................................................................      1,288,100            67,625,250
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      16 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Manufacturing 14.8%
Chemicals 4.5%
Akzo-Nobel NV ...........................................................................        461,645            79,593,180
Dow Chemical Co. ........................................................................        484,700            49,197,050
Eastman Chemical Co. ....................................................................        852,100            50,753,206
Imperial Chemical Industries PLC ........................................................      8,357,000           130,525,798
                                                                                                                  ------------
                                                                                                                   310,069,234
                                                                                                                  ------------
Containers & Paper 0.5%
Boise Cascade Corp. .....................................................................         48,140             1,456,235
Westvaco Corp. ..........................................................................      1,090,300            34,276,306
                                                                                                                  ------------
                                                                                                                    35,732,541
                                                                                                                  ------------
Diversified Manufacturing 3.1%
Olin Corp. ..............................................................................      1,351,200            63,337,500
St. Joe Paper Co. .......................................................................         93,100             8,425,550
TRW Inc. ................................................................................      2,568,000           137,067,000
                                                                                                                  ------------
                                                                                                                   208,830,050
                                                                                                                  ------------
Electrical Products 2.4%
Philips Electronics NV ..................................................................      1,720,300           103,165,399
Philips Electronics NV (New York shares) ................................................        387,700            23,455,850
Thomas & Betts Corp. ....................................................................        830,800            39,255,300
                                                                                                                  ------------
                                                                                                                   165,876,549
                                                                                                                  ------------
Industrial Specialty 0.2%
Corning Inc. ............................................................................        320,300            11,891,138
                                                                                                                  ------------
Machinery/Components/Controls 0.2%
SKF AB "B" (Free) .......................................................................        785,000            16,711,385
                                                                                                                  ------------
Office Equipment/Supplies 2.3%
Xerox Corp. .............................................................................      2,114,400           156,069,150
                                                                                                                  ------------
Specialty Chemicals 1.6%
ARCO Chemical Co. .......................................................................        180,000             8,403,750
BetzDearborn Inc. .......................................................................        613,800            37,480,163
Witco Corp. .............................................................................      1,537,500            62,749,219
                                                                                                                  ------------
                                                                                                                   108,633,132
                                                                                                                  ------------
Technology 0.4%
Electronic Components/Distributors
AMP Inc. ................................................................................        652,100            27,388,200
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      17 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Energy 6.6%
Oil Companies 5.9%
Lyondell Petrochemical Co. ..............................................................        948,900            25,145,850
Pennzoil Co. ............................................................................        458,600            30,640,213
Royal Dutch Petroleum Co. (New) .........................................................        815,600            44,195,325
Societe Nationale Elf Aquitaine .........................................................        731,000            85,000,000
Texaco Inc. .............................................................................      1,567,800            85,249,125
Total S.A. "B" ..........................................................................        510,323            55,525,177
Total S.A. (ADR) ........................................................................        396,253            21,992,042
YPF S.A. "D" (ADR) ......................................................................      1,580,200            54,023,088
                                                                                                                  ------------
                                                                                                                   401,770,820
                                                                                                                  ------------
Oil/Gas Transmission 0.7%
Williams Cos., Inc. .....................................................................      1,778,800            50,473,450
                                                                                                                  ------------
Metals & Minerals 1.5%
Steel & Metals
Allegheny Teledyne Inc. .................................................................      2,398,315            62,056,389
Freeport McMoRan Copper & Gold, Inc. "A" ................................................        542,590             8,308,409
J & L Specialty Steel, Inc. .............................................................      1,709,700            17,203,856
Phelps Dodge Corp. ......................................................................        268,400            16,707,900
                                                                                                                  ------------
                                                                                                                   104,276,554
                                                                                                                  ------------
Construction 2.9%
Building Materials 0.4%
Martin Marietta Materials, Inc. .........................................................        660,000            24,131,250
Forest Products 2.5%
Georgia Pacific (Timber Group) ..........................................................      1,146,100            26,002,144
Georgia Pacific Corp. ...................................................................      1,207,200            73,337,400
Louisiana-Pacific Corp. .................................................................        417,200             7,926,800
Weyerhaeuser Co. ........................................................................      1,323,400            64,929,313
                                                                                                                  ------------
                                                                                                                   172,195,657
                                                                                                                  ------------
Transportation 1.1%
Railroads
CSX Corp. ...............................................................................      1,162,400            62,769,600
Norfolk Southern Corp. ..................................................................        360,300            11,101,744
                                                                                                                  ------------
                                                                                                                    73,871,344
                                                                                                                  ------------
Utilities 8.3%
Electric Utilities
CINergy Corp. ...........................................................................      2,159,100            82,720,519

    The accompanying notes are an integral part of the financial statements.


                      18 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. ........................................................................        227,600            10,028,625
Duke Energy Co. .........................................................................      1,794,436            99,366,894
Entergy Corp. ...........................................................................        828,200            24,794,238
Long Island Lighting Co. ................................................................        982,100            29,585,763
Pacific Gas & Electric Co. ..............................................................      1,773,200            53,971,775
PacifiCorp ..............................................................................      2,147,400            58,650,863
PowerGen PLC ............................................................................      5,012,710            65,202,343
PowerGen PLC (ADR) ......................................................................        500,100            26,567,813
Southern Company ........................................................................        587,200            15,193,800
Unicom Corp. ............................................................................      2,155,100            66,269,325
Wisconsin Energy Corp. ..................................................................      1,206,700            34,692,625
                                                                                                                  ------------
                                                                                                                   567,044,583
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $4,423,136,813)                                                                        6,300,286,074
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $4,912,645,936) (a)                                                   6,838,494,675
------------------------------------------------------------------------------------------------------------------------------

    * Non income producing.

  (a) The cost for federal income tax purposes was $4,908,855,927. At December 31, 1997, net unrealized appreciation for all securities based on tax cost was $1,929,638,748. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,949,785,900 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,147,152.

  (b) Securities valued in good faith by the Valuation Committee of the Board of Trustees at fair value amounted to $42,384,365 (.62% of net assets). Their values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at December 31, 1997 aggregated $33,500,000. These securities may also have certain restrictions as to resale.

  (c) Restricted Securities -- securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning such restricted securities at December 31, 1997 is as follows:

      Security                               Acquisition Date       Cost ($)
      --------                               ----------------       --------
      Security Capital Corp., Debenture,
        6.5%, 3/29/16                             4/18/96          16,750,000
      Security Capital Corp.                      4/18/96          16,750,000

 (d)  Affiliated Issuer (See Notes to Financial Statements)

    The accompanying notes are an integral part of the financial statements.


                      19 - Scudder Growth and Income Growth

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market:
                    Unaffiliated issuers (identified cost $4,864,004,024) ............     $6,768,419,400
                    Affiliated issuers (identified cost $48,641,912) .................         70,075,275
                 Total investments, at market value                                        ----------------
                    (identified cost $4,912,645,936) .................................      6,838,494,675
                 Receivable for investments sold .....................................          5,297,223
                 Dividends and interest receivable ...................................         19,970,878
                 Receivable for Fund shares sold .....................................         13,019,077
                 Receivable for foreign tax recoverable ..............................          1,176,256
                 Other assets ........................................................             62,132
                                                                                           ----------------
                 Total assets ........................................................      6,878,020,241
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ...................................         30,994,705
                 Payable for Fund shares redeemed ....................................          8,059,245
                 Accrued management fee ..............................................          2,547,917
                 Other payables and accrued expenses .................................          2,834,252
                                                                                           ----------------
                 Total liabilities ...................................................         44,436,119
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $6,833,584,122
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income .................................          5,816,401
                 Net unrealized appreciation (depreciation) on:
                    Investments ......................................................      1,925,848,739
                    Foreign currency related transactions ............................            (27,735)
                 Accumulated net realized gain .......................................         66,347,065
                 Paid-in capital .....................................................      4,835,599,652
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $6,833,584,122
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net asset value, offering and redemption price per share
                    ($6,833,584,122 / 250,081,688 outstanding shares of beneficial
                    interest, $.01 par value, unlimited number of shares                    ---------------
                    authorized) ......................................................             $27.33
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.


                      20 - Scudder Growth and Income Growth

                             Statement of Operations
                          year ended December 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends--Unaffiliated issuers (net of foreign taxes withheld of
                    $3,182,189) ......................................................      $ 149,288,227
                 Dividends--Affiliated issuers .......................................          2,985,748
                 Interest ............................................................         20,259,034
                                                                                           -----------------
                                                                                              172,533,009
                                                                                           -----------------
                 Expenses:
                 Management fee ......................................................         26,072,293
                 Services to shareholders ............................................         13,568,308
                 Custodian and accounting fees .......................................          1,232,691
                 Trustees' fees and expenses .........................................             43,737
                 Reports to shareholders .............................................            799,110
                 Registration fees ...................................................            648,393
                 Auditing ............................................................             56,292
                 Legal ...............................................................             46,728
                 Other ...............................................................            106,112
                                                                                           -----------------
                                                                                               42,573,664
                --------------------------------------------------------------------------------------------
                 Net investment income                                                        129,959,345
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments .........................................................        492,380,210
                 Foreign currency related transactions ...............................           (432,558)
                                                                                           -----------------
                                                                                              491,947,652
                                                                                           -----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments .........................................................        808,740,214
                 Foreign currency related transactions ...............................            (42,092)
                                                                                           -----------------
                                                                                              808,698,122
                --------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                        1,300,645,774
                --------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                      $1,430,605,119
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      21 - Scudder Growth and Income Growth

                       Statements of Changes in Net Assets

                                                                                                   Years Ended December 31,
Increase (Decrease) in Net Assets                                                                  1997               1996
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................................     $ 129,959,345     $  99,189,004
                 Net realized gain from investment transactions .........................       491,947,652       212,741,586
                 Net unrealized appreciation on investment transactions during
                    the period ..........................................................       808,698,122       415,550,751
                                                                                           ----------------  -----------------
                 Net increase in net assets resulting from operations ...................     1,430,605,119       727,481,341
                                                                                           ----------------  -----------------
                 Distributions to shareholders from:
                 Net investment income ..................................................      (126,973,242)      (95,258,805)
                                                                                           ----------------  -----------------
                 Net realized gains on investment transactions ..........................      (499,553,699)     (149,937,532)
                                                                                           ----------------  -----------------
                 Fund share transactions:
                 Proceeds from shares sold ..............................................     2,222,518,008     1,116,527,351
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................................       585,826,807       224,992,117

                 Cost of shares redeemed ................................................      (965,320,076)     (698,530,847)
                                                                                           ----------------  -----------------
                 Net increase in net assets from Fund share transactions ................     1,843,024,739       642,988,621
                                                                                           ----------------  -----------------
                 Increase in net assets .................................................     2,647,102,917     1,125,273,625
                 Net assets at beginning of period ......................................     4,186,481,205     3,061,207,580
                 Net assets at end of period (including undistributed net                  ----------------  -----------------
                    investment income of $5,816,401 and $6,401,797, respectively) .......    $6,833,584,122    $4,186,481,205
                                                                                           ----------------  -----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..............................       180,244,068       151,318,741
                                                                                           ----------------  -----------------
                 Shares sold ............................................................        84,125,982        51,282,565
                 Shares issued to shareholders in reinvestment of distributions .........        22,057,223         9,848,328
                 Shares redeemed ........................................................       (36,345,585)      (32,205,566)
                                                                                           ----------------  -----------------
                 Net increase in Fund shares ............................................        69,837,620        28,925,327
                                                                                           ----------------  -----------------
                 Shares outstanding at end of period ....................................       250,081,688       180,244,068
                                                                                           ----------------  -----------------

    The accompanying notes are an integral part of the financial statements.


                      22 - Scudder Growth and Income Growth

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  Years Ended December 31,
                                      1997(d)   1996(d)    1995     1994    1993(b)    1992       1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of        ----------------------------------------------------------------------------------------------
   period ..........................  $23.23    $20.23    $16.26   $17.24   $16.20    $15.76     $12.77   $14.14   $13.18    $12.31
Income from investment               ----------------------------------------------------------------------------------------------
   operations:
Net investment income ..............     .62       .60       .55      .49      .49       .57        .57      .65      .67       .60
Net realized and unrealized gain
   (loss) on investment
   transactions ....................    6.26      3.84      4.46     (.05)    2.01       .90       2.97    (1.01)    2.75       .86
                                     ----------------------------------------------------------------------------------------------
Total from investment operations ...    6.88      4.44      5.01      .44     2.50      1.47       3.54     (.36)    3.42      1.46
Less distributions from:             ----------------------------------------------------------------------------------------------
Net investment income ..............    (.58)     (.57)     (.56)    (.51)    (.45)     (.53)      (.55)    (.67)    (.69)     (.59)
Net realized gains on investment
   transactions ....................   (2.20)     (.87)     (.48)    (.91)   (1.01)     (.50)        --     (.34)   (1.77)       --
                                     ----------------------------------------------------------------------------------------------
Total distributions ................   (2.78)    (1.44)    (1.04)   (1.42)   (1.46)    (1.03)      (.55)   (1.01)   (2.46)     (.59)
                                     ----------------------------------------------------------------------------------------------
Net asset value,                     ----------------------------------------------------------------------------------------------
   end of period ...................  $27.33    $23.23    $20.23   $16.26   $17.24    $16.20     $15.76   $12.77   $14.14    $13.18
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...................   30.31     22.18     31.18     2.60    15.59      9.57      28.16    (2.33)   26.36     12.01
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ....................   6,834     4,186     3,061    1,992    1,624     1,166        723      491      490       402
Ratio of operating expenses to
   average net assets (%) ..........     .76       .78       .80      .86      .86       .94(a)     .97      .95      .87       .92
Ratio of net investment income to
   average net assets (%) ..........    2.31      2.77      3.10     2.98     2.93      3.60       4.03     5.03     4.47      4.63
Portfolio turnover rate (%) ........    22.2      26.6      26.9     42.3     35.5      27.5       44.7     64.7     76.6      47.6
Average commission rate paid (c) ...  $.0605    $.0572        --       --       --        --         --       --       --        --

(a) The Adviser did not impose a portion of its management fee amounting to $.02 per share for the year ended December 31, 1992. If all expenses, including the management fee not imposed, had been incurred by the Fund, the annualized ratio of expenses to average net assets for such year would have been 1.08% and the total return would have been lower. This ratio includes costs associated with the acquisition of certain assets of Niagara Share Corporation on July 27, 1992; exclusive of these charges the ratio would have been .92%.
(b) Effective January 1, 1993, the Fund discontinued using equalization accounting.
(c) Average commission rate paid per share of common and preferred stocks is calculated for years beginning on or after January 1, 1996.
(d) Based on monthly average shares outstanding during the period.


                      23 - Scudder Growth and Income Growth

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Growth and Income Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity over sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Restricted Securities. The Fund may not purchase restricted securities (for these purposes, restricted security means a security which cannot be sold to the public without registration under the Securities Act of 1933, as amended, or the availability of an exemption from registration, or which is subject to other legal or contractual delays in or restrictions on resale), if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities. The aggregate fair value of restricted securities at December 31, 1997, amounted to $42,384,365 which represents .62% of net assets.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

  (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.


                      24 - Scudder Growth and Income Growth

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to non-taxable distributions and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the year ended December 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $2,411,425,070 and $1,194,595,274, respectively.

                               C. Related Parties

Under the Investment Management Agreement between the Fund and Scudder, Stevens & Clark, Inc. ("Scudder" or the "Adviser") which was in effect prior to May 1, 1997 (the "Agreement"), the Fund agreed to pay the Adviser an annual rate of approximately 0.60% on the first $500,000,000 of the Fund's average daily net assets, 0.55% on the next $500,000,000, 0.50% on the next $500,000,000, 0.475%
on the next $500,000,000, 0.45% on the next $1,000,000,000, and 0.425% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

Effective May 1, 1997, the Fund, as approved by the Fund's Board of Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with Scudder. Under the Management Agreement the Adviser directs the


                      25 - Scudder Growth and Income Growth
investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of approximately 0.60% on the first $500,000,000 of the Fund's average daily net assets, 0.55% on the next $500,000,000, 0.50% on the next $500,000,000, 0.475%
on the next $500,000,000, 0.45% on the next $1,000,000,000, 0.425% on the next
$1,500,000,000, and 0.405% of such net assets in excess of $4,500,000,000, computed and accrued daily and payable monthly.

Effective December 31, 1997, Scudder and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments Inc. ("Scudder Kemper"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund. For the year ended December 31, 1997, the fee pursuant to these agreements amounted to $26,072,293, which was equivalent to an annual effective rate of 0.46% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1997, the amount charged to the Fund by SSC aggregated $6,262,085, of which $541,140 is unpaid at December 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the year ended December 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $241,803.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended December 31, 1997, the amount charged to the Fund by STC aggregated $4,655,851, of which $469,097 is unpaid at December 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1997, the amount charged to the Fund by SFAC aggregated $338,966, of which $32,524 is unpaid at December 31, 1997.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended December 31, 1997, Trustees' fees and expenses aggregated $43,737.


                      26 - Scudder Growth and Income Growth

               D. Transactions in Securities of Affiliated Issuers

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies which are or were affiliates for the year ended December 31, 1997 are as follows:

                                      Purchases    Sales      Dividend        Market
            Affiliate                 Cost ($)    Cost ($)   Income ($)      Value ($)
--------------------------------------------------------------------------------------------
General Growth Properties, Inc       12,116,400     --        2,985,748    70,075,275
                                  ==========================================================


                      27 - SCUDDER GROWTH AND INCOME FUND

                        Report of Independent Accountants

To the Trustees of Scudder Investment Trust and the Shareholders of Scudder Growth and Income Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Growth and Income Fund, including the investment portfolio, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Growth and Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
February 3, 1998


                      28 - Scudder Growth and Income Growth

                                 Tax Information

By now shareholders for whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund.

The Fund paid distributions of $2.12 per share from net long-term capital gains during its year ended December 31, 1997, of which 65% represents 20% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $477,651,988 as capital gain dividends for its year ended December 31, 1997, of which 78.6% represents 20% rate gains.

For corporate shareholders, 98.03% of the income dividends paid during the Fund's year ended December 31, 1997 qualified for the dividends received deduction.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                      29 - Scudder Growth and Income Growth

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder Growth and Income Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.

                                Number of Votes:
                                ----------------

          For            Against            Abstain          Broker Non-Votes*
          ---            -------            -------          -----------------

      114,362,502       4,718,851          3,418,684             5,962,317

2.    To elect Trustees.

                                                      Number of Votes:
                                                      ----------------

                     Trustee                   For                    Withheld
                     -------                   ---                    --------

        Henry P. Becton, Jr.               118,701,742               3,798,295

        Dawn-Marie Driscoll                118,685,587               3,814,450

        Peter B. Freeman                   118,669,156               3,830,881

        George M. Lovejoy, Jr.             118,687,298               3,812,739

        Dr. Wesley W. Marple, Jr.          118,705,297               3,794,740

        Daniel Pierce                      118,709,012               3,791,025

        Kathryn L. Quirk                   118,612,723               3,887,314

        Jean C. Tempel                     118,699,665               3,800,372


3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)

                                Number of Votes:
                                ----------------

          For             Against           Abstain        Broker Non-Votes*
          ---             -------           -------        -----------------

      123,316,265        11,355,389        7,682,785            248,061


                      30 - Scudder Growth and Income Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

          For              Against          Abstain        Broker Non-Votes*
          ---              -------          -------        -----------------

      125,439,639         9,537,814        7,625,047               0

5. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------
                                                                                                         Broker
            Fundamental Policies                      For            Against           Abstain         Non-Votes*
            --------------------                      ---            -------           -------         ---------


     5.1   Diversification                        102,323,047       7,289,769         6,924,904        5,962,317

     5.2   Borrowing                              101,558,540       8,011,062         6,968,118        5,962,317

     5.3   Senior securities                      102,071,234       7,503,754         6,962,732        5,962,317

     5.4   Concentration                          102,092,863       7,486,775         6,958,082        5,962,317

     5.5   Underwriting of securities             102,186,604       6,350,308         8,000,808        5,962,317

     5.6   Investment in real estate              100,001,983       6,438,760        10,096,977        5,962,317

     5.7   Purchase of physical                   99,745,061        6,691,104        10,101,555        5,962,317
           commodities

     5.8   Lending                                99,910,539        6,518,743        10,108,438        5,962,317

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

           For                      Against                    Abstain
           ---                      -------                    -------

       113,749,148                 2,052,180                  6,698,709

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                      31 - Scudder Growth and Income Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics

Peter B. Freeman
Trustee, Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                      32 - Scudder Growth and Income Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                       33 - Scudder Growth and Income Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                       34 - Scudder Growth and Income Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                       35 - Scudder Growth and Income Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
S&P 500 Index
Fund

Annual Report
December 31, 1997


Pure No-Load(TM) Funds



A pure no-load(TM) (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.



SCUDDER                    (logo)

                           Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Date of Inception: 8/29/97   Total Net Assets as of        Ticker Symbol:  SCPIX
                             12/31/97: $16.9 million
--------------------------------------------------------------------------------

o Scudder S&P 500 Index Fund invests substantially all of its assets in the Equity 500 Index Portfolio, which has the same investment objective as the Fund.

o For the four-month period since its inception, the Fund returned 8.34%, compared to the 8.51% return of the S&P 500 Index during the same period.

o The S&P 500 Index demonstrated strong overall performance in 1997, despite short-term volatility.

o Concerns about the Asian crisis suggest that equity gains may be comparatively lower in 1998, but any correction is expected to be brief and mild.


                                Table of Contents

   3  Letter from the Fund's President
   4  Portfolio Summary
   5  Portfolio Management Discussion
   7  Glossary of Investment Terms

Scudder S&P 500 Index Fund

   8   Financial Statements
  11   Financial Highlights
  12   Notes to Financial Statements
  14   Report of Independent Accountants
  15   Tax Information
  15   Officers and Trustees


Equity 500 Index Portfolio

  16   Investment Portfolio
  26   Financial Statements
  29   Financial Highlights
  30   Notes to Financial Statements
  32   Report of Independent Accountants

  36   Investment Products and Services
  37   Scudder Solutions

                         2 - Scudder S&P 500 Index Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the initial annual report for Scudder S&P 500 Index Fund, covering the abbreviated period from the Fund's inception on August 29, 1997 through December 31, 1997.

     The U.S. economy -- buoyed by moderate growth, strong employment, low inflation and healthy corporate profits -- continued to enjoy strong performance over the initial period of operations for Scudder S&P 500 Index Fund. In fact, the U.S. economy can now lay claim to one of the longest expansions on record -- 6 1/2 years -- a growth trend which we believe shows no sign of ending soon. The investment community does, however, continue to speculate on the potential impact of Asia's economic woes on the U.S. economy. While we think the investment environment continues to remain healthy, we believe a return to performance that is closer to the 10% average long-term return for stocks is more realistic going forward.

     For those of you who are interested in other new Scudder products, we recently introduced a new industry sector fund, Scudder Financial Services Fund, one of Scudder's Choice Series funds. The Fund seeks long-term growth by investing in financial services companies in the U.S. and abroad. In addition, two other Choice Series funds will be launched on March 2: Scudder Health Care Fund, seeking long-term growth from health care companies located around the world, and Scudder Technology Fund, pursuing long-term growth by investing in companies that develop, produce, or distribute technology. For further information on these new funds, please call 1-800-225-2470.

     Thank you for your continued investment in Scudder S&P 500 Index Fund. If you have any questions about your account, please call Scudder Investor Relations at the toll-free number above, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder S&P 500 Index Fund

                         3 - Scudder S&P 500 Index Fund

PORTFOLIO SUMMARY as of December 31, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      99%
Cash Equivalents                    1%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Portfolio is substantially
fully invested in stocks that
are part of the S&P 500 Index.
--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 1% of Cash Equivalents)
--------------------------------------------------------------------------
Financial                                 17%
Manufacturing                             13%
Consumer Staples                          11%
Health                                    11%
Energy                                     9%
Utilities                                  8%
Technology                                 8%
Consumer Discretionary                     7%
Durables                                   4%
Other                                     12%
---------------------------------------------
                                         100%
---------------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Financial stocks are the
largest sector component of
the S&P 500 Index.
--------------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS
(16% OF PORTFOLIO)
--------------------------------------------------------------------------
1.  GENERAL ELECTRIC CO.
    Producer of electrical equipment

2.  COCA-COLA CO.
    International soft drink company

3.  MICROSOFT CORP.
    Computer operating systems software

4.  EXXON CORP.
    International oil and gas company

5.  MERCK & CO.
    Leading ethical drug manufacturer

6.  ROYAL DUTCH PETROLEUM CO.
    Diversified petroleum company

7.  INTEL CORP.
    Semiconductor memory circuits

8.  PHILIP MORRIS COMPANIES INC.
    Tobacco, food products and brewing company

9.  PROCTOR & GAMBLE CO.
    Diversified manufacturer of consumer products

10. INTERNATIONAL BUSINESS MACHINES CORP.
    Manufacturer of business computers


The Portfolio's top holdings
reflect the composition of the
S&P 500 Index.

For more complete details about the Fund's investment portfolio, see page 16. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                         4 - Equity 500 Index Portfolio

                         Portfolio Management Discussion

Dear Shareholders,

For the period beginning with its inception on August 29, 1997 and ending December 31, 1997, the Scudder S&P 500 Index Fund (the "Fund") returned 8.34%, closely tracking the 8.51% return of the S&P 500 Index over the same period.

                              1997 Market Activity

Prior to the Fund's inception at the end of August, large capitalization equities had quite a year. Having broken the 7,000 barrier in February 1997, it took only five months for the Dow Jones Industrial Average to reach the 8,000 milestone in the middle of July. The S&P 500 Index also reached record high levels. However, as anticipated, short-term volatility plagued the bull market for equities virtually throughout the year.

On October 27, the Dow Jones experienced its largest single one-day point loss ever, and the S&P 500 dropped dramatically as well. Though weakened currencies and economies in Southeast Asia and market volatility in the Far East led to the plummet here, there was little evidence of any meaningful impact of the ongoing turmoil abroad on domestic activity. Thus, the very next day, the Dow Jones experienced its largest one-day point gain ever, and the S&P 500 regained more than two-thirds of the previous day's drop. The remainder of the fourth quarter of the year was marked by continued strength in financial stocks and renewed strength in utilities. A favorable economy, supported by slowed growth, declining unemployment, low inflation, higher corporate earnings, and a Federal Reserve Board on hold through the remainder of 1997, served as the backdrop to this strong overall performance despite short-term volatility.

                                 Manager Outlook

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998, and the environment is expected to be positive for the equities market. Given the previous three solidly upward years, however, the prospect for gains in the stock market for 1998 appear to be less assured. Volatility will likely continue to be high.

On the one hand, the current high valuations and ongoing concerns about fallout from the Far East suggest that any equity gains will be comparatively low. Questions about earnings, particularly for the large multinational companies, persist, and the labor market remains tight, placing upward pressure on wages. On the other hand, productivity improvement has been sufficient to offset any higher costs, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting the consumer -- including rising incomes and high levels of confidence -- are also expected to keep the economy on a relatively strong upward course for the near term. Finally, low interest rates and hefty flows of retirement funds into the equity market should provide some support for stock prices. Any correction that may occur is anticipated to be brief and mild.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according

                         5 - Scudder S&P 500 Index Fund
to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to track the performance of the S&P 500 closely.

Thank you for your support of the Scudder S&P 500 Index Fund. We look forward to continuing to serve your investment needs for many years to come.

Sincerely,

/s/Frank Salerno

Frank Salerno
Portfolio Manager





                         6 - Scudder S&P 500 Index Fund

                          Glossary of Investment Terms

 INDEX FUND                       A mutual fund that seeks to replicate the
                                  performance of a securities market index.
                                  These funds are usually passively managed, employing popular benchmarks such as the S&P
                                  500, Russell 2000 (small-caps), or Lehman
                                  Aggregate Bond Index. Because an index fund essentially "buys the market," its performance tends to closely track both increases and decreases in the respective index.

 MARKET CAPITALIZATION            The value of a company's outstanding shares
                                  of common stock, determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.
                                  "Large-cap" stocks tend to be more liquid and less volatile, while "small-cap" stocks have greater potential earnings growth and are typically more volatile.

 PASSIVE MANAGEMENT               An investment approach that typically selects
                                  investments based on non-fundamental
                                  criteria, often by seeking to mirror the performance of a securities market index.
                                  This is in contrast to active management, in which an investment manager attempts to select the most promising investments by analyzing company financial statements, market conditions, and industry trends.

 STANDARD & POOR'S                A broad-based measurement of changes in stock
 COMPOSITE INDEX OF 500           market conditions based on the average
 STOCKS (S&P 500)                 performance of 500 widely held common stocks.
                                  The index is comprised of 400 industrial company stocks, 20 transportation company stocks, 40 financial company stocks, and 40 public utilities. The stocks which comprise the S&P 500 represent some of the largest companies in terms of market capitalization.

 STANDARD & POOR'S CORPORATION    A subsidiary of McGraw-Hill, Inc. that
                                  provides a broad range of investment
                                  services, including rating commercial paper, compiling the Standard & Poor's Composite
                                  Index of 500 Stocks, the Standard & Poor's
                                  400 Industrial Index, and the Standard &
                                  Poor's 100 Index, among other indexes. The company also provides a wide variety of statistical materials, investment advisory reports, and other financial information.

(Sources: SKI; Barron's Dictionary of Finance and Investment Terms)


                         7 - Scudder S&P 500 Index Fund

                              Financial Statements

                           Scudder S&P 500 Index Fund

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investment in Equity 500 Index Portfolio, at market ....................   $  16,453,695
                 Receivable for Fund shares sold ........................................         451,143
                 Deferred organization expenses .........................................          27,471
                                                                                            ----------------
                 Total assets ...........................................................      16,932,309
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .......................................          11,060
                 Accrued administration fee .............................................           1,934
                 Other payables and accrued expenses ....................................           7,039
                                                                                            ----------------
                 Total liabilities ......................................................          20,033
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  16,912,276
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ....................................           1,046
                 Unrealized appreciation on investments and futures transactions ........         264,868
                 Accumulated net realized gain from investments and futures
                 transactions ...........................................................         142,842
                 Paid-in capital ........................................................      16,503,520
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  16,912,276
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($16,912,276 / 1,307,405 outstanding shares of beneficial               ----------------
                    interest, $.01 par value, unlimited number of shares authorized) ....          $12.94
                                                                                            ----------------

   The accompanying notes are an integral part of the financial statements.


                         8 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                            Statement of Operations

                        for the period August 29, 1997
               (commencement of operations) to December 31, 1997

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Income allocated from Equity 500 Index Portfolio, net ..................   $      48,852
                                                                                            -----------------

                 Expenses:
                 Administration fee .....................................................           1,934
                 Services to shareholders ...............................................          34,079
                 Custodian and accounting fee ...........................................           6,443
                 Trustees' fees and expenses ............................................           5,448
                 Auditing ...............................................................          15,565
                 Registration fees ......................................................          40,615
                 Reports to shareholders ................................................          11,490
                 Legal ..................................................................           4,881
                 Amortization of organization expense ...................................           1,942
                 Other ..................................................................           2,812
                                                                                            -----------------
                 Total expenses before reductions .......................................         125,209
                 Expense reductions .....................................................        (116,004)
                                                                                            -----------------
                 Expenses, net ..........................................................           9,205
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                             39,647
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ............................................................         150,865
                 Futures contracts ......................................................          (8,023)
                                                                                            -----------------
                                                                                                  142,842
                                                                                            -----------------
                 Net unrealized appreciation (depreciation) during the period on
                    investments and futures contracts ...................................         264,868
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                       407,710
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $     447,357
                ---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                         9 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                      Statement of Changes in Net Assets

                                                                                           For the Period
                                                                                          August 29, 1997
                                                                                          (commencement of
                                                                                           operations) to
                                                                                            December 31,
Increase (Decrease) in Net Assets                                                               1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...............................................      $    39,647
                 Net realized gain (loss) from investment transactions ...............          142,842
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ...................................          264,868
                                                                                         -------------------
                 Net increase (decrease) in net assets resulting from operations .....          447,357
                                                                                         -------------------
                 Distributions to shareholders from net investment income ............          (74,511)
                                                                                         -------------------
                 Fund share transactions:
                 Proceeds from shares sold ...........................................       18,098,523
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ....................................           72,136
                 Cost of shares redeemed .............................................       (1,632,429)
                                                                                         -------------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .....................................................       16,538,230
                                                                                         -------------------
                 Increase (decrease) in net assets ...................................       16,911,076
                 Net assets at beginning of period ...................................            1,200
                 Net assets at end of period (including undistributed net                -------------------
                    investment income of $1,046) .....................................      $16,912,276
                                                                                         -------------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...........................              100
                                                                                         -------------------
                 Shares sold .........................................................        1,431,700
                 Shares issued to shareholders in reinvestment of distributions ......            5,676
                 Shares redeemed .....................................................         (130,071)
                                                                                         -------------------
                 Net increase in Fund shares .........................................        1,307,305
                                                                                         -------------------
                 Shares outstanding at end of period .................................        1,307,405
                                                                                         -------------------

   The accompanying notes are an integral part of the financial statements.


                         10 - Scudder S&P 500 Index Fund

                              Financial Highlights

                           Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding (a) throughout each period and other performance information derived from the financial statements.

                                                                                          For the Period
                                                                                          August 29, 1997
                                                                                           (commencement
                                                                                         of operations) to
                                                                                         December 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                                       -------------------
Net asset value, beginning of period ..........................................               $12.00
                                                                                       -------------------
Income from investment operations:
Net investment income..........................................................                  .05
Net realized and unrealized gain (loss) on investment transactions ............                  .95
                                                                                       -------------------
Total from investment operations ..............................................                $1.00
                                                                                       -------------------
Less distributions from net investment income .................................                 (.06)
                                                                                       -------------------
Net asset value, end of period ................................................               $12.94
----------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..........................................................                 8.34**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................................                   17
Ratio of operating expenses, net to average daily net assets (%) (c) ..........                  .40*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) (c) .............................................................                 4.42*
Ratio of net investment income to average daily net assets (%) ................                 1.35*

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes expenses of the Equity 500 Index Portfolio.
 *  Annualized
 ** Not annualized


                         11 - Scudder S&P 500 Index Fund

                          Notes to Financial Statements

                           Scudder S&P 500 Index Fund

                       A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At December 31, 1997, the Fund's investment was approximately 0.6% of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required. At December 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $216,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005, whichever occurs first. In addition, from November 1 through December 31, the Fund incurred approximately $137,000 of realized long-term capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1998.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, the Fund's pro rata share of the Portfolio's realized gains from security transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                         12 - Scudder S&P 500 Index Fund

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments Inc. ("Scudder Kemper" or the "Manager"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement.

Under the Management Agreement with Scudder Kemper, the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has voluntarily agreed to maintain expenses of the Fund to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.08% of its annual average net assets. For the period ended December 31, 1997, the Manager did not impose any of its fee, which amounted to $1,934. Further, due to the limitations of such Agreement, the Manager's reimbursement to the Fund for the period ended December 31, 1997, amounted to $85,349.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1997, SSC did not impose any of its fee, which amounted to $28,721.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the year ended December 31, 1997, Trustees' fees aggregated $5,448.


                         13 - Scudder S&P 500 Index Fund

                        Report of Independent Accountants

To the Trustees of Scudder Investment Trust and the Shareholders of Scudder S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Scudder S&P 500 Index Fund as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder S&P 500 Index Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997 in conformity with generally accepted accounting principles.


Kansas City, Missouri                                   COOPERS & LYBRAND L.L.P.
February 13, 1998


                         14 - Scudder S&P 500 Index Fund

                                 Tax Information

For corporate shareholders, 100% of the income dividends paid during the period ended December 31, 1997 qualified for the dividends received deduction.


                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
Trustee; Director, The A. H. Belo Company

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Caroline Pearson*
Assistant Secretary

                        *Scudder Kemper Investments, Inc.


                         15 - Scudder S&P 500 Index Fund

                  Investment Portfolio as of December 31, 1997

                           Equity 500 Index Portfolio

                                                       Principal        Market
                                                      Amount ($)       Value ($)
--------------------------------------------------------------------------------
Short-Term Instruments 1.2%
--------------------------------------------------------------------------------
Mutual Funds 1.1%
BT Institutional Cash
  Management Fund .................................   30,227,816      30,227,816
U.S. Treasury Bill 0.1%
5.3%, 3/05/98 (b) .................................    4,170,000       4,133,229
--------------------------------------------------------------------------------
Total Short-Term Instruments (Cost $34,360,106)                       34,361,045
--------------------------------------------------------------------------------

                                                        Shares
--------------------------------------------------------------------------------
Common Stocks 98.7%
--------------------------------------------------------------------------------
Advertising 0.1%
Omnicom Group, Inc. ...............................       57,600       2,440,800
                                                                   -------------
Aerospace 1.7%
Boeing Co. ........................................      367,446      17,981,889
General Dynamics Corp. ............................       24,122       2,085,045
Lockheed Martin Corp. .............................       72,745       7,165,382
Northrop Grumman Corp. ............................       24,579       2,826,585
Raytheon Co.-Class A ..............................       17,497         862,844
Raytheon Co.-Class B ..............................       95,514       4,823,457
Rockwell International Corp. ......................       80,624       4,212,604
United Technologies Corp. .........................       85,612       6,233,624
                                                                   -------------
                                                                      46,191,430
                                                                   -------------
Airlines 0.4%
AMR Corp. (a) .....................................       34,202       4,394,957
Delta Air Lines, Inc. .............................       27,849       3,314,031
Southwest Airlines Co. ............................       73,200       1,802,550
U.S. Airways Group Inc. (a) .......................       31,715       1,982,188
                                                                   -------------
                                                                      11,493,726
                                                                   -------------
Apparel, Textiles 0.4%
Charming Shoppes, Inc. (a) ........................       16,203          75,951
Corning Inc. ......................................       91,414       3,393,745
Fruit of the Loom, Inc.-Class A (a) ...............       24,800         635,500
Liz Claiborne, Inc. ...............................       24,203       1,011,988
Nike, Inc.-Class B ................................       71,248       2,796,484
Reebok International Ltd. (a) .....................       21,129         608,779
Russell Corp. .....................................        7,011         186,230
Springs Industries, Inc.-Class A ..................        7,304         379,808
V.F. Corp. ........................................       49,830       2,289,066
                                                                   -------------
                                                                      11,377,551
                                                                   -------------
Auto Related 2.1%
AutoZone, Inc. (a) ................................       56,400       1,635,600
Chrysler Corp. ....................................      254,002       8,937,695
Cummins Engine Co., Inc. ..........................       16,534         976,539
Dana Corp. ........................................       31,374       1,490,265
Eaton Corp. .......................................       32,182       2,872,243
Echlin, Inc. ......................................       29,244       1,058,267
Ford Motor Co. ....................................      417,364      20,320,410
General Motors Corp. ..............................      259,984      15,761,530
Genuine Parts Co. .................................       67,526       2,291,664
Meritor Automotive, Inc. ..........................            1              21
PACCAR Inc. .......................................       33,080       1,736,700
Parker Hannifin Corp. .............................       46,414       2,129,242
Timken Co. ........................................       24,196         831,738
                                                                   -------------
                                                                      60,041,914
                                                                   -------------
Banks 8.1%
Ahmanson (H.F.) & Co. .............................       36,034       2,412,026
Banc One Corp. ....................................      222,834      12,102,672
Bank of New York Company, Inc. ....................      138,400       8,001,250
BankAmerica Corp. .................................      254,872      18,605,656
BankBoston Corp. ..................................       58,067       5,454,669
Barnett Banks, Inc. ...............................       76,294       5,483,631
BB&T Corp. ........................................       55,600       3,561,875
Chase Manhattan Corp. .............................      154,952      16,967,244
Citicorp ..........................................      169,266      21,401,570
Comerica, Inc. ....................................       41,200       3,718,300
CoreStates Financial Corp. ........................       78,364       6,274,018
Fifth Third Bancorp ...............................       54,250       4,434,937
First Chicago NBD Corp. ...........................      112,536       9,396,756
First Union Corp. .................................      239,600      12,279,500

   The accompanying notes are an integral part of the financial statements.


                         16 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Golden West Financial Corp. .......................       16,517       1,615,569
Huntington Bancshares, Inc. .......................       73,700       2,653,200
KeyCorp ...........................................       87,600       6,203,175
Mellon Bank Corp. .................................       93,524       5,669,893
Morgan (J.P.) & Company, Inc. .....................       69,360       7,829,010
National City Corp. ...............................       85,800       5,641,350
NationsBank Corp. .................................      265,804      16,164,206
Norwest Corp. .....................................      277,616      10,722,918
Republic New York Corp. ...........................       17,400       1,986,862
SunTrust Banks, Inc. ..............................       73,160       5,221,795
U.S. Bancorp ......................................       90,199      10,096,651
Wachovia Corp. ....................................       72,200       5,857,225
Washington Mutual, Inc. ...........................       97,685       6,233,524
Wells Fargo & Co. .................................       33,370      11,327,029
                                                                   -------------
                                                                     227,316,511
                                                                   -------------
Beverages 3.4%
Anheuser-Busch Companies, Inc. ....................      182,380       8,024,720
Brown-Forman, Inc.-Class B ........................        9,419         520,400
Coca-Cola Co. .....................................      909,122      60,570,253
Coors (Adolph) Co.-Class B ........................       15,768         524,286
PepsiCo, Inc. .....................................      557,594      20,317,332
Seagram Ltd. ......................................      132,737       4,289,064
                                                                   -------------
                                                                      94,246,055
                                                                   -------------
Building and Construction 0.9%
Armstrong World Industries, Inc. ..................       17,283       1,291,904
Centex Corp. ......................................       11,290         710,564
Crane Co. .........................................        9,466         410,588
Fleetwood Enterprises, Inc. .......................        8,506         360,973
Home Depot, Inc. ..................................      269,426      15,862,456
Masco Corp. .......................................       62,811       3,195,510
Owens Corning .....................................       12,450         424,856
Stanley Works .....................................       32,130       1,516,134
                                                                   -------------
                                                                      23,772,985
                                                                   -------------
Building, Forest Products 0.4%
Boise Cascade Corp. ...............................       24,003         726,091
Champion International Corp. ......................       36,528       1,655,175
Georgia-Pacific Corp. .............................       33,201       2,016,961
Johnson Controls, Inc. ............................       22,354       1,067,403
Kaufman & Broad Home Corp. ........................        2,045          45,885
Louisiana-Pacific Corp. ...........................       34,158         649,002
Potlatch Corp. ....................................        4,401         189,243
Weyerhaeuser Co. ..................................       69,994       3,434,080
                                                                   -------------
                                                                       9,783,840
                                                                   -------------
Chemicals and Toxic Waste 2.6%
Air Products & Chemical, Inc. .....................       46,304       3,808,504
Amgen, Inc. (a) ...................................       96,740       5,236,052
Dow Chemical Co. ..................................       83,676       8,493,114
Du Pont (E.I.) de Nemours & Co. ...................      415,692      24,967,501
Eastman Chemical Co. ..............................       30,181       1,797,656
FMC Corp. (a) .....................................       16,450       1,107,291
Grace (W.R.) & Co. ................................       27,249       2,191,841
Great Lakes Chemical Corp. ........................       22,096         991,558
Hercules, Inc. ....................................       38,814       1,943,126
Mallinckrodt, Inc .................................       27,102       1,029,876
Monsanto Co. ......................................      216,920       9,110,640
Morton International, Inc. ........................       46,406       1,595,206
Nalco Chemical Co. ................................       16,325         645,858
PPG Industries, Inc. ..............................       60,142       3,435,612
Raychem Corp. .....................................       33,276       1,432,948
Rohm & Haas Co. ...................................       23,159       2,217,474
Sigma-Aldrich Corp. ...............................       39,700       1,578,075
Union Carbide Corp. ...............................       54,252       2,329,445
                                                                   -------------
                                                                      73,911,777
                                                                   -------------
Computer Services 1.5%
3Com Corp. (a) ....................................      127,200       4,444,050
Adobe Systems, Inc. ...............................       29,100       1,200,375
Automatic Data Processing, Inc. ...................      107,512       6,598,549
Cabletron Systems, Inc. (a) .......................       58,100         871,500
Cendant Corp. (a) .................................      293,934      10,103,981
Dell Computer Corp. (a) ...........................      120,000      10,080,000

   The accompanying notes are an integral part of the financial statements.


                         17 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
EMC Corp. (a) .....................................      182,300       5,001,856
Parametric Technology Co.(a) ......................       50,000       2,368,750
Silicon Graphics, Inc. (a) ........................       74,315         924,293
                                                                   -------------
                                                                      41,593,354
                                                                   -------------
Computer Software 3.5%
Cisco Systems, Inc. (a) ...........................      375,450      20,931,338
Computer Associates
  International, Inc. .............................      201,975      10,679,427
Microsoft Corp. (a) ...............................      443,500      57,322,375
Oracle Corp. (a) ..................................      363,356       8,107,381
Seagate Technology, Inc. (a) ......................       94,700       1,822,975
                                                                   -------------
                                                                      98,863,496
                                                                   -------------
Containers 0.3%
Avery Dennison Corp. ..............................       35,330       1,581,017
Ball Corp. ........................................        2,754          97,251
Crown Cork & Seal Company, Inc. ...................       50,850       2,548,856
Owens-Illinois, Inc. (a) ..........................       52,500       1,991,719
Stone Container Corp. .............................       39,849         415,924
Temple-Inland, Inc. ...............................       21,522       1,125,870
                                                                   -------------
                                                                       7,760,637
                                                                   -------------
Cosmetics and Toiletries 0.9%
Alberto-Culver Co.-Class B ........................        2,798          89,711
Avon Products, Inc. ...............................       54,028       3,315,969
Gillette Co. ......................................      205,908      20,680,885
International Flavors &
  Fragrances, Inc. ................................       42,387       2,182,930
                                                                   -------------
                                                                      26,269,495
                                                                   -------------
Diversified 1.0%
Allegheny Teledyne Inc. ...........................       54,169       1,401,623
Ceridian Corp. (a) ................................       28,102       1,287,423
Loews Corp. .......................................       39,400       4,181,325
Minnesota Mining &
  Manufacturing Co. ...............................      155,478      12,758,913
NACCO Industries, Inc.-Class A ....................        3,527         378,050
Pall Corp. ........................................       47,964         992,255
Praxair, Inc. .....................................       57,915       2,606,175
SUPERVALU, Inc. ...................................       31,220       1,307,338
Textron, Inc. .....................................       59,706       3,731,625
                                                                   -------------
                                                                      28,644,727
                                                                   -------------
Drugs 6.9%
American Home Products Corp. ......................      238,766      18,265,599
Bristol-Myers Squibb Co. ..........................      365,478      34,583,356
Lilly (Eli) & Co. .................................      407,740      28,388,897
Merck & Company, Inc. .............................      440,397      46,792,181
Pfizer, Inc. ......................................      475,408      35,447,609
Schering-Plough Corp. .............................      269,116      16,718,832
Warner-Lambert Co. ................................      100,086      12,410,664
                                                                   -------------
                                                                     192,607,138
                                                                   -------------
Electrical Equipment 4.9%
CBS Corp. .........................................      261,410       7,695,257
General Electric Co. ..............................    1,202,944      88,266,016
General Signal Corp. ..............................       23,072         973,350
Grainger (W.W.), Inc. .............................       14,965       1,454,411
Hewlett-Packard Co. ...............................      385,940      24,121,250
ITT Corp. (a) .....................................       43,023       3,565,531
ITT Industries, Inc. ..............................       37,423       1,174,147
Tyco International Ltd. ...........................      192,664       8,681,921
                                                                   -------------
                                                                     135,931,883
                                                                   -------------
Electronics 3.9%
Advanced Micro Devices, Inc.(a) ...................       55,041         987,298
Aeroquip-Vickers, Inc. ............................        5,527         271,168
AlliedSignal, Inc. ................................      207,712       8,087,786
AMP, Inc. .........................................       80,873       3,396,666
Applied Materials, Inc. (a) .......................      134,900       4,063,863
Emerson Electric Co. ..............................      167,500       9,453,281
Harris Corp. ......................................       26,542       1,217,614
Intel Corp. .......................................      600,228      42,166,017
KLA Instruments Corp. (a) .........................       31,800       1,228,275
LSI Logic Corp. (a) ...............................       52,600       1,038,850
Micron Technology, Inc. (a) .......................       82,800       2,152,800

   The accompanying notes are an integral part of the financial statements.


                         18 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Motorola, Inc. ....................................      219,442      12,521,909
National Semiconductor Corp. (a) ..................       58,026       1,505,049
Northern Telecom Ltd. .............................       95,701       8,517,389
Perkin-Elmer Corp. ................................       17,825       1,266,689
Scientific-Atlanta, Inc. ..........................       29,938         501,462
Tektronix, Inc. ...................................       16,707         663,059
Texas Instruments, Inc. ...........................      143,456       6,455,520
Thermo Electron Corp. (a) .........................       58,900       2,621,050
Thomas & Betts Corp. ..............................       17,300         817,425
Western Atlas, Inc. (a) ...........................       21,259       1,573,166
                                                                   -------------
                                                                     110,506,336
                                                                   -------------
Environmental Control 0.3%
Browning-Ferris Industries, Inc. ..................       81,035       2,998,295
Laidlaw, Inc.-Class B .............................       98,900       1,347,513
Safety-Kleen Corp. ................................       20,126         552,207
Waste Management, Inc. ............................      159,458       4,385,095
                                                                   -------------
                                                                       9,283,110
                                                                   -------------
Financial Services 5.1%
American Express Co. ..............................      170,866      15,249,791
Beneficial Corp. ..................................       17,852       1,483,947
Charles Schwab Corp. ..............................       96,400       4,042,775
Cincinnati Financial Corp. ........................       10,200       1,435,650
Countrywide Credit Industries .....................       36,700       1,573,513
Equifax ...........................................       47,500       1,683,281
Fannie Mae ........................................      389,964      22,252,321
First Data Corp. ..................................      157,300       4,601,025
Fleet Financial Group, Inc. .......................       92,444       6,927,522
Freddie Mac .......................................      254,724      10,682,488
Green Tree Financial Corp. ........................       53,500       1,401,031
Hartford Financial Services Group .................       46,923       4,390,233
Household International, Inc. .....................       39,358       5,020,605
MBNA Corp. ........................................      184,225       5,031,645
Merrill Lynch & Co., Inc. .........................      122,276       8,918,506
Morgan Stanley, Dean Witter,
  Discover & Co. ..................................      215,793      12,758,761
PNC Banc Corp. ....................................      123,633       7,054,808
State Street Corp. ................................       59,700       3,473,794
Synovus Financial Corp. ...........................       59,000       1,932,250
Travelers Group, Inc. .............................      420,521      22,655,569
                                                                   -------------
                                                                     142,569,515
                                                                   -------------
Food Services/Lodging 0.6%
Darden Restaurants, Inc. ..........................       44,719         558,988
McDonald's Corp. ..................................      256,114      12,229,443
Tricon Global Restaurants, Inc. (a) ...............       60,699       1,764,065
Wendy's International, Inc. .......................       54,462       1,310,492
                                                                   -------------
                                                                      15,862,988
                                                                   -------------
Foods 3.1%
Archer-Daniels-Midland Co. ........................      195,317       4,235,937
Campbell Soup Co. .................................      167,054       9,710,014
ConAgra, Inc. .....................................      171,632       5,631,675
CPC International, Inc. ...........................       52,830       5,692,432
General Mills, Inc ................................       64,319       4,606,848
Heinz (H.J.) Co. ..................................      134,375       6,827,930
Hershey Foods Corp. ...............................       41,294       2,557,647
Kellogg Co. .......................................      148,014       7,345,195
Pioneer Hi-Bred International, Inc. ...............       25,840       2,771,340
Quaker Oats Co. ...................................       50,884       2,684,131
Ralston-Purina Group ..............................       38,605       3,587,852
Sara Lee Corp. ....................................      175,687       9,893,374
Sysco Corp. .......................................       62,810       2,861,781
Unilever N.V ......................................      233,368      14,570,915
Whitman Corp. .....................................       35,127         915,497
Wrigley (WM) Jr. Co. ..............................       34,092       2,712,445
                                                                   -------------
                                                                      86,605,013
                                                                   -------------
Forest Products and Paper 0.0%
Willamette Industries, Inc ........................       34,600       1,113,688
                                                                   -------------
Health Care 0.9%
Abbott Laboratories ...............................      281,122      18,431,061
Columbia/HCA Healthcare Corp. .....................      227,222       6,731,452
                                                                   -------------
                                                                      25,162,513
                                                                   -------------

   The accompanying notes are an integral part of the financial statements.


                         19 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Hospital Supplies and Health Care 2.9%
Allergan, Inc. ....................................       22,401         751,834
Alza Corp. (a) ....................................       35,234       1,120,882
Bard (C.R.), Inc. .................................       23,477         735,124
Bausch & Lomb, Inc. ...............................       21,723         860,774
Baxter International Inc. .........................      108,863       5,490,777
Becton, Dickinson & Co. ...........................       40,532       2,026,600
Biomet, Inc. ......................................       45,450       1,164,656
Boston Scientific Corp. (a) .......................       71,500       3,280,062
Cardinal Health, Inc. .............................       40,200       3,020,025
Guidant Corp. .....................................       54,400       3,386,400
HBO & Co. .........................................       73,400       3,523,200
HEALTHSOUTH Corp. (a) .............................      141,000       3,912,750
Humana, Inc. (a) ..................................       51,700       1,072,775
Johnson & Johnson .................................      493,896      32,535,399
Manor Care, Inc. ..................................       17,560         614,600
Medtronic, Inc. ...................................      172,304       9,013,653
Shared Medical Systems Corp. ......................        9,674         638,484
St. Jude Medical, Inc. (a) ........................       39,419       1,202,280
Tenet Healthcare Corp. (a) ........................      111,710       3,700,394
United Healthcare Corp. ...........................       71,000       3,527,812
U.S. Surgical Corp. ...............................       22,848         669,732
                                                                   -------------
                                                                      82,248,213
                                                                   -------------
Hotel/Motel 0.2%
Hilton Hotels Corp. ...............................       92,041       2,738,220
Marriott International, Inc. ......................       46,690       3,233,282
                                                                   -------------
                                                                       5,971,502
                                                                   -------------
Household Furnishings 0.2%
Maytag Corp. ......................................       29,012       1,082,510
Newell Co. ........................................       52,858       2,246,465
Whirlpool Corp. ...................................       29,939       1,646,645
                                                                   -------------
                                                                       4,975,620
                                                                   -------------
Household Products 1.9%
Clorox Co. ........................................       42,704       3,376,285
Colgate-Palmolive Co. .............................      108,702       7,989,597
Procter & Gamble Co. ..............................      494,040      39,430,568
Rubbermaid, Inc. ..................................       49,802       1,245,050
Tupperware Corp. ..................................       20,596         574,113
                                                                   -------------
                                                                      52,615,613
                                                                   -------------
Insurance 3.8%
Aetna, Inc. .......................................       54,959       3,878,044
Allstate Corp. ....................................      157,650      14,326,444
American General Corp. ............................       87,137       4,710,844
American International Group, Inc. ................      257,800      28,035,750
Aon Corp. .........................................       56,950       3,338,694
Chubb Corp. .......................................       61,772       4,671,507
CIGNA Corp. .......................................       28,233       4,886,074
Conseco, Inc. .....................................       70,400       3,198,800
General Re Corp. ..................................       29,578       6,270,536
Jefferson-Pilot Corp. .............................       26,077       2,030,746
Lincoln National Corp. ............................       37,410       2,922,656
Marsh & McLennan
  Companies, Inc. .................................       66,624       4,967,652
MBIA, Inc. ........................................       36,000       2,405,250
MGIC Investment Corp. .............................       44,900       2,985,850
Progressive Corp. .................................       26,400       3,164,700
Providian Financial ...............................       36,998       1,671,847
SAFECO Corp. ......................................       59,202       2,886,098
St. Paul Companies, Inc. ..........................       34,830       2,858,237
SunAmerica, Inc. ..................................       60,900       2,603,475
Torchmark Corp. ...................................       46,268       1,946,148
UNUM Corp. ........................................       51,500       2,800,312
USF&G Corp. .......................................       29,017         640,188
                                                                   -------------
                                                                     107,199,852
                                                                   -------------
Leisure Related 1.3%
American Greetings
  Corp.-Class A ...................................       31,314       1,225,160
Brunswick Corp ....................................       28,442         862,148
Disney (Walt) Co. .................................      248,157      24,583,053
Harcourt General, Inc. ............................       18,039         987,635

   The accompanying notes are an integral part of the financial statements.


                         20 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc. (a) ..................       35,215         664,683
Hasbro, Inc. ......................................       49,487       1,558,841
Jostens, Inc. .....................................        5,639         130,049
Mattel, Inc. ......................................      107,165       3,991,896
Mirage Resorts, Inc. (a) ..........................       61,300       1,394,575
                                                                   -------------
                                                                      35,398,040
                                                                   -------------
Machinery 1.3%
Black & Decker Corp. ..............................       37,671       1,471,523
Briggs & Stratton Corp. ...........................       11,982         581,876
Case Corp. ........................................       29,200       1,764,775
Caterpillar Inc. ..................................      136,864       6,646,458
Cincinnati Milacron, Inc. .........................        7,447         193,157
Cooper Industries, Inc. ...........................       39,148       1,918,252
Deere & Co. .......................................       97,623       5,692,641
Dover Corp. .......................................       74,808       2,702,439
Dresser Industries, Inc. ..........................       64,482       2,704,214
Echo Bay Mines Ltd. (a) ...........................       28,730          70,029
Harnischfeger Industries, Inc. ....................       18,922         668,183
Illinois Tool Works, Inc. .........................       90,792       5,458,869
Ingersoll-Rand Co. ................................       65,696       2,660,688
Millipore Corp. ...................................       18,592         630,966
Navistar International Corp. (a) ..................       10,658         264,452
Snap-On, Inc. .....................................       14,094         614,851
TRW Inc. ..........................................       46,672       2,491,118
                                                                   -------------
                                                                      36,534,491
                                                                   -------------
Metals 0.9%
Alcan Aluminium Ltd. ..............................       80,536       2,224,807
Aluminum Company of America .......................       63,400       4,461,775
Armco, Inc. (a) ...................................       62,935         310,742
Asarco, Inc. ......................................       15,849         355,612
Barrick Gold Corp. ................................      137,100       2,553,487
Battle Mountain Gold Co. ..........................       44,400         260,850
Bethlehem Steel Corp. (a) .........................       40,449         348,873
Cyprus Amax Minerals Co. ..........................       29,194         448,858
Engelhard Corp. ...................................       40,008         695,139
Freeport-McMoRan Copper &
  Gold, Inc.-Class B ..............................       30,600         481,950
Homestake Mining Co. ..............................       63,643         564,832
Inco Ltd. .........................................       57,566         978,622
Inland Steel Industries, Inc. .....................       16,603         284,326
Newmont Mining Corp. ..............................       66,610       1,956,669
Nucor Corp. .......................................       36,494       1,763,116
Phelps Dodge Corp. ................................       25,408       1,581,647
Placer Dome, Inc. .................................       89,604       1,136,851
Reynolds Metals Co. ...............................       29,349       1,760,940
USX-U.S. Steel Group, Inc. ........................       38,977       1,218,031
Worthington Industries, Inc. ......................       20,379         336,254
                                                                   -------------
                                                                      23,723,381
                                                                   -------------
Miscellaneous 0.1%
ACNielsen Corp. (a) ...............................            1              24
Cognizant Corp. ...................................       60,579       2,699,552
NextLevel Systems, Inc. (a) .......................       58,000       1,036,750
                                                                   -------------
                                                                       3,736,326
                                                                   -------------
Office Equipment and Computers 3.0%
Apple Computer, Inc. (a) ..........................       46,142         605,614
Autodesk, Inc. ....................................       17,114         633,218
Compaq Computer Corp. .............................      278,231      15,702,662
Computer Sciences Corp. (a) .......................       29,886       2,495,481
Data General Corp. (a) ............................       18,745         326,866
Digital Equipment Corp. (a) .......................       55,932       2,069,484
Honeywell, Inc. ...................................       46,819       3,207,102
Ikon Office Solutions, Inc. .......................       50,562       1,422,056
International Business
  Machines Corp. ..................................      357,382      37,368,755
Moore Corp. Ltd. ..................................       22,079         333,945
Novell, Inc. (a) ..................................      118,992         892,440
Pitney Bowes, Inc. ................................       52,098       4,685,564
Sun Microsystems, Inc. (a) ........................      137,656       5,489,033
Unisys Corp. (a) ..................................       72,599       1,007,311

   The accompanying notes are an integral part of the financial statements.


                         21 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Xerox Corp. .......................................      118,735       8,764,127
                                                                   -------------
                                                                      85,003,658
                                                                   -------------
Oil Related 8.5%
Amerada Hess Corp. ................................       36,193       1,986,091
Amoco Corp. .......................................      179,002      15,237,545
Anadarko Petroleum ................................       19,500       1,183,406
Apache Corp. ......................................       35,200       1,234,200
Ashland Inc. ......................................       21,387       1,148,215
Atlantic Richfield Co. ............................      118,750       9,514,844
Baker Hughes, Inc. ................................       65,144       2,841,907
Burlington Resources, Inc. ........................       60,239       2,699,460
Chevron Corp. .....................................      241,966      18,631,382
Exxon Corp. .......................................      906,414      55,461,207
Fluor Corp. .......................................       32,381       1,210,240
Foster Wheeler Corp. ..............................       16,538         447,560
Halliburton Co. ...................................       98,480       5,114,805
Helmerich & Payne, Inc. ...........................        9,808         665,718
Kerr-McGee Corp. ..................................       20,832       1,318,926
McDermott International, Inc. .....................       24,087         882,186
Mobil Corp. .......................................      289,142      20,872,438
Occidental Petroleum Corp. ........................      125,714       3,684,992
Oryx Energy Co. (a) ...............................       43,979       1,121,464
Pennzoil Co. ......................................       18,754       1,253,002
Phillips Petroleum Co. ............................       90,706       4,410,579
Rowan Companies, Inc. (a) .........................       29,900         911,950
Royal Dutch Petroleum Co. .........................      788,204      42,710,804
Schlumberger Ltd. .................................      183,562      14,776,741
Sun Co., Inc. .....................................       29,845       1,255,355
Tenneco, Inc. .....................................       69,434       2,742,643
Texaco, Inc. ......................................      201,122      10,936,009
Union Pacific Resources
  Group Inc. ......................................       93,748       2,273,389
Unocal Corp. ......................................       90,637       3,517,849
USX-Marathon Group ................................       99,364       3,353,535
Williams Companies, Inc. ..........................      118,236       3,354,946
                                                                   -------------
                                                                     236,753,388
                                                                   -------------
Paper 0.8%
Bemis Company, Inc. ...............................       11,531         508,085
Fort James Corp. ..................................       73,035       2,793,589
International Paper Co. ...........................      111,144       4,793,085
Kimberly-Clark Corp. ..............................      212,130      10,460,660
Mead Corp. ........................................       42,102       1,178,856
Union Camp Corp. ..................................       29,303       1,573,205
Westvaco Corp. ....................................       34,960       1,099,055
                                                                   -------------
                                                                      22,406,535
                                                                   -------------
Pharmaceuticals 0.2%
Pharmacia & Upjohn, Inc. ..........................      186,532       6,831,735
                                                                   -------------
Photography and Optical 0.3%
Eastman Kodak Co. .................................      121,326       7,378,138
Polaroid Corp. ....................................       16,482         802,467
                                                                   -------------
                                                                       8,180,605
                                                                   -------------
Printing and Publishing 1.3%
Deluxe Corp. ......................................       30,091       1,038,140
Donnelley (R.R.) & Sons Co. .......................       58,152       2,166,162
Dow Jones & Co, Inc. ..............................       30,172       1,619,859
Dun & Bradstreet Corp. ............................       62,579       1,936,038
Gannett Co., Inc. .................................      104,292       6,446,549
Harland (John H.) Co. .............................        3,304          69,384
Knight-Ridder, Inc. ...............................       37,626       1,956,552
McGraw-Hill Companies, Inc. .......................       37,630       2,784,620
Meredith Corp. ....................................        8,272         295,207
New York Times Co.--Class A .......................       30,284       2,002,529
Time Warner, Inc. .................................      192,815      11,954,530
Times Mirror Co.--Class A .........................       27,329       1,680,734
Tribune Co. .......................................       46,596       2,900,601
                                                                   -------------
                                                                      36,850,905
                                                                   -------------
Professional Services 0.4%
Block (H&R), Inc. .................................       40,535       1,816,475
Ecolab, Inc. ......................................       18,600       1,031,138

   The accompanying notes are an integral part of the financial statements.


                         22 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
EG&G, Inc. ........................................        8,125         169,102
Interpublic Group of
  Companies, Inc. .................................       39,160       1,950,657
National Service Industries .......................       20,326       1,007,407
Service Corporation International .................       84,792       3,132,005
Transamerica Corp. ................................       23,843       2,539,279
                                                                   -------------
                                                                      11,646,063
                                                                   -------------
Railroads 0.7%
Burlington Northern
  Santa Fe Corp. ..................................       57,362       5,331,081
CSX Corp. .........................................       79,332       4,283,927
Norfolk Southern Corp. ............................      130,353       4,016,502
Union Pacific Corp. ...............................       95,647       5,971,960
                                                                   -------------
                                                                      19,603,470
                                                                   -------------
Real Estate 0.0%
Pulte Corp. .......................................       10,166         425,066
                                                                   -------------
Retail 4.1%
Albertson's, Inc. .................................       92,202       4,368,070
American Stores Co. ...............................      106,736       2,194,759
Circuit City Stores, Inc. .........................       39,346       1,399,242
Costco Companies, Inc. (a) ........................       78,599       3,507,480
CVS Corp. .........................................       64,419       4,126,842
Dayton Hudson Corp. ...............................       80,108       5,407,290
Dillards Department
  Stores, Inc.-Class A ............................       42,797       1,508,594
Federated Department
  Stores, Inc.(a) .................................       77,400       3,333,038
Gap, Inc. .........................................      147,771       5,236,635
Giant Food, Inc.-Class A ..........................       17,093         575,820
Great Atlantic & Pacific Tea
  Co., Inc. .......................................        8,025         238,242
Kmart Corp. (a) ...................................      178,903       2,068,566
Kroger Co. (a) ....................................       93,720       3,461,783
Limited, Inc. .....................................       92,447       2,357,399
Longs Drug Stores, Inc. ...........................       10,826         347,785
Lowe's Companies, Inc. ............................       66,694       3,180,470
May Department Stores Co. .........................       83,298       4,388,763
Mercantile Stores Company, Inc. ...................        8,030         488,826
Nordstrom, Inc. ...................................       31,729       1,915,638
Penney (J.C.) Co., Inc. ...........................       98,150       5,919,672
Pep Boys-Manny, Moe & Jack ........................       15,512         370,349
Rite Aid Corp. ....................................       51,001       2,993,121
Sears, Roebuck & Co. ..............................      141,709       6,412,332
Sherwin-Williams Co. ..............................       64,974       1,803,029
Tandy Corp. .......................................       37,966       1,464,064
TJX Companies, Inc. ...............................       59,308       2,038,713
Toys `R' Us, Inc. (a) .............................      108,618       3,414,678
Walgreen Co. ......................................      182,468       5,724,934
Wal-Mart Stores, Inc. .............................      825,548      32,557,549
Winn-Dixie Stores, Inc. ...........................       47,180       2,061,176
Woolworth Corp. (a) ...............................       36,122         735,986
                                                                   -------------
                                                                     115,600,845
                                                                   -------------
Telecommunications 3.9%
360 Communications Co. (a) ........................            1              20
Airtouch Communications, Inc. (a) .................      185,535       7,711,298
Alltel Corp. ......................................       59,000       2,422,687
Ameritech Corp. ...................................      202,052      16,265,186
Andrew Corp. (a) ..................................       37,976         911,424
Bay Networks, Inc. (a) ............................       77,300       1,975,981
Clear Channel
  Communications, Inc. (a) ........................       37,600       2,986,850
Comcast Corp.-Class A .............................      113,362       3,577,988
DSC Communications Corp. (a) ......................       43,990       1,055,760
Frontier Corp. ....................................       56,400       1,357,125
GTE Corp. .........................................      351,936      18,388,656
King World Productions, Inc. ......................       17,406       1,005,197
Lucent Technologies, Inc. .........................      236,441      18,885,725
MCI Communications Corp. ..........................      251,720      10,776,763
Tele-Communications, Inc.
  -Class A (a) ....................................      165,360       4,619,745
Tellabs, Inc. (a) .................................       69,300       3,664,238

   The accompanying notes are an integral part of the financial statements.


                         23 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Viacom, Inc.-Class B (a) ..........................       99,849       4,137,493
WorldCom, Inc. (a) ................................      332,100      10,046,025
                                                                   -------------
                                                                     109,788,161
                                                                   -------------
Tire and Rubber 0.2%
Cooper Tire & Rubber Co. ..........................       18,851         459,493
Goodrich (B.F.) Co. ...............................       24,952       1,033,949
Goodyear Tire & Rubber Co. ........................       59,836       3,807,065
                                                                   -------------
                                                                       5,300,507
                                                                   -------------
Tobacco 1.6%
Fortune Brands, Inc. ..............................       64,574       2,393,274
Philip Morris Companies, Inc. .....................      890,598      40,355,222
UST, Inc. .........................................       67,707       2,500,927
                                                                   -------------
                                                                      45,249,423
                                                                   -------------
Trucking, Shipping 0.2%
Caliber System, Inc. ..............................       16,882         821,942
Federal Express Corp. (a) .........................       42,750       2,610,422
Ryder System, Inc. ................................       37,617       1,231,957
                                                                   -------------
                                                                       4,664,321
                                                                   -------------
Utilities 7.9%
American Electric Power Co. .......................       80,310       4,146,004
AT&T Corp. ........................................      597,006      36,566,618
Baltimore Gas & Electric Co. ......................       40,625       1,383,789
Bell Atlantic Corp. ...............................      285,418      25,973,038
BellSouth Corp. ...................................      364,432      20,522,077
Carolina Power & Light Co. ........................       42,028       1,783,563
Central & South West Corp. ........................       85,230       2,306,537
CINergy Corp. .....................................       46,622       1,786,205
Coastal Corp. .....................................       37,966       2,351,519
Columbia Gas System, Inc. .........................       24,735       1,943,243
Consolidated Edison Company
  of New York, Inc. ...............................       94,036       3,855,476
Consolidated Natural Gas Co. ......................       39,405       2,384,002
Dominion Resources, Inc. ..........................       63,206       2,690,205
DTE Energy Co .....................................       57,576       1,997,168
Duke Energy Corp. .................................      135,295       7,491,961
Eastern Enterprises ...............................        3,742         168,390
Edison International ..............................      135,970       3,696,684
Enron Corp. .......................................      117,866       4,898,806
Entergy Corp. .....................................      105,207       3,149,635
FirstEnergy Corp. (a) .............................       78,884       2,287,636
FPL Group, Inc. ...................................       66,294       3,923,776
GPU, Inc. .........................................       47,800       2,013,575
Houston Industries, Inc. ..........................      114,092       3,044,830
Niagara Mohawk Power Corp. (a ) ...................       38,342         402,591
NICOR, Inc. .......................................       10,069         424,786
Northern States Power Co ..........................       18,844       1,097,663
ONEOK, Inc. .......................................       11,791         476,062
Pacific Enterprises ...............................       21,768         819,021
PacifiCorp ........................................       91,389       2,496,062
PECO Energy Co. ...................................       91,284       2,213,637
People's Energy Corp. .............................        5,455         214,791
PG&E Corp. ........................................      170,505       5,189,746
PP&L Resources, Inc. ..............................       73,300       1,754,619
Public Service Enterprise
  Group, Inc. .....................................       95,494       3,025,966
SBC Communications, Inc. ..........................      338,614      24,803,475
Sonat, Inc. .......................................       34,810       1,592,558
Southern Co. ......................................      259,458       6,713,476
Sprint Corp. ......................................      126,282       7,403,282
Texas Utilities Co. ...............................       90,127       3,745,903
Unicom Corp. ......................................       79,525       2,445,394
Union Electric Co. ................................       26,720       1,155,640
U.S. West, Inc.-Communications
  Group ...........................................      182,328       8,227,551
U.S. West, Inc.-Media Group (a) ...................      219,028       6,324,433
                                                                   -------------
                                                                     220,891,393
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,757,541,598)                          2,764,949,595
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                         24 - Equity 500 Index Portfolio

                                                          % of
                                                       Net Assets
--------------------------------------------------------------------------------
Total Investment Portfolio
  (Cost $1,791,901,704) .........................         99.9%    2,799,310,640

Other Assets Less Liabilities ...................          0.1%        3,775,831
                                                         -----     -------------
Net Assets ......................................        100.0%    2,803,086,471
                                                         =====     =============

  (a) Non-income producing security.

  (b) Held as collateral for futures contracts.

   The accompanying notes are an integral part of the financial statements.


                         25 - Equity 500 Index Portfolio

                              Financial Statements

                           Equity 500 Index Portfolio

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (cost of $1,791,901,704) ........................   $2,799,310,640
                 Dividends and interest receivable   * .................................        3,960,232
                 Variation margin receivable ...........................................           22,425
                 Prepaid expenses and other ............................................            4,991
                                                                                            ----------------
                 Total assets ..........................................................    2,803,298,288
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Due to Bankers Trust ..................................................          193,761
                 Accured expenses and other ............................................           18,056
                                                                                            ----------------
                 Total liabilities .....................................................          211,817
                --------------------------------------------------------------------------------------------
                 Net assets                                                                $2,803,086,471
                --------------------------------------------------------------------------------------------
Composition of Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Paid-in capital .......................................................    1,795,065,447
                 Net unrealized appreciation on investments ............................    1,007,408,936
                 Net unrealized appreciation on futures contracts ......................          612,088
                --------------------------------------------------------------------------------------------
                 Net assets                                                                $2,803,086,471
                --------------------------------------------------------------------------------------------

                 * Includes $151,469 from the Portfolio's investment in the BT Institutional Cash Management Fund.

   The accompanying notes are an integral part of the financial statements.


                         26 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                             Statement of Operations
                      for the year ended December 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign withholding tax of $239,357) .................   $  42,168,929
                 Interest* ..............................................................       2,481,564
                                                                                            -----------------
                 Total investment income ................................................      44,650,493
                 Expenses:
                 Advisory fees ..........................................................       2,430,147
                 Administration and services fees .......................................       1,215,073
                 Professional fees ......................................................          25,600
                 Trustees' fee ..........................................................           2,100
                 Miscellaneous ..........................................................          10,687
                                                                                            -----------------
                 Total expenses .........................................................       3,683,607
                 Less: Expenses absorbed by Bankers Trust ...............................      (1,739,490)
                                                                                            -----------------
                 Net expenses ...........................................................       1,944,117
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                         42,706,376
                ---------------------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments and Futures Contracts
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain from investment transactions .........................      91,887,326
                 Net realized gain from futures transactions ............................       3,399,122
                 Net change in unrealized appreciation on investments ...................     528,046,548
                 Net change in unrealized appreciation on futures contracts .............         729,288
                                                                                            -----------------
                 Net realized and unrealized gain on investments and futures contracts ..     624,062,284
                ---------------------------------------------------------------------------------------------
                 Net increase in net assets from operations                                 $ 666,768,660
                ---------------------------------------------------------------------------------------------

                 * Includes $1,311,133 from the Portfolio's investment in the
                   BT Institutional Cash Management Fund.

   The accompanying notes are an integral part of the financial statements.


                         27 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                       Statement of Changes in Net Assets

                                                                                       Years Ended December 31,
Increase in Net Assets from:                                                           1997               1996
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ........................................  $   42,706,376    $   33,117,570
                 Net realized gain from investments and futures transactions ..      95,286,448        21,413,687
                 Net change in unrealized appreciation on investments and
                    futures contracts .........................................     528,775,836       267,538,386
                                                                                 ----------------  -----------------
                 Net increase in net assets from operations ...................     666,768,660       322,069,643
                                                                                 ----------------  -----------------
                 Capital Transactions:
                 Proceeds from capital invested ...............................   1,462,422,481       854,711,041
                 Value of capital withdrawn ...................................  (1,251,328,236)     (332,293,144)
                                                                                 ----------------  -----------------
                 Net increase in net assets from capital transactions .........     211,094,245       522,417,897
                                                                                 ----------------  -----------------
                 Total increase in net assets .................................     877,862,905       844,487,540
                 Net assets at beginning of year ..............................   1,925,223,566     1,080,736,026
                                                                                 ----------------  -----------------
                 Net assets at end of year ....................................  $2,803,086,471    $1,925,223,566
                                                                                 ----------------  -----------------

   The accompanying notes are an integral part of the financial statements.


                         28 - Equity 500 Index Portfolio

                              Financial Highlights

                           Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                 For the Year Ended December 31,
                                                        1997        1996        1995       1994        1993
--------------------------------------------------------------------------------------------------------------
Supplemental Data and Ratios
Net assets, end of period (000s omitted) .........  $2,803,086  $1,925,224  $1,080,736  $ 559,772   $ 151,805
Ratios to average net assets:
Net investment income (%) ........................        1.76        2.20        2.52       2.84        2.67
Expenses (%) .....................................        0.08        0.10        0.10       0.10        0.10
Decrease reflected in above expense ratio due to
   absorption of expenses by Bankers Trust (%) ...        0.07        0.05        0.05       0.06        0.10
Portfolio turnover rate (%) ......................          19          15           6         21          31
Average commission per share* ....................   $  0.0230   $  0.0230          --         --          --

* For fiscal years beginning on or after September 1, 1995, a a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                         29 - Equity 500 Index Portfolio

                          Notes to Financial Statements

                           Equity 500 Index Portfolio

             Note 1-Organization and Significant Accounting Policies

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.


                         30 - Equity 500 Index Portfolio

F.  Other

The preparation of financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                  Note 2-Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,215,073.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,430,147.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $1,739,490.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood").

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the year ended December 31, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $341,058.

               Note 3-Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $777,096,136 and $439,507,213, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $1,807,569,264. The aggregate gross unrealized appreciation was $1,013,752,877 and the aggregate gross unrealized depreciation was $22,011,501 for all investments as of December 31, 1997.

                            Note 4-Futures Contracts

A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                                                                           Unrealized
Type of Future            Expiration      Contracts     Position     Market Value ($)    Appreciation ($)
--------------            ----------      ---------     --------     ----------------    ----------------
S&P 500 Index Futures     March 1998         259          Long         63,396,725            612,088

At December 31, 1997, the Portfolio segregated $4,133,229 to cover margin requirements on open futures contracts.


                         31 - Equity 500 Index Portfolio

                        Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


Kansas City, Missouri                                   COOPERS & LYBRAND L.L.P.
February 13, 1998


                         32 - Equity 500 Index Portfolio

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                         33 - Scudder S&P 500 Index Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         34 - Scudder S&P 500 Index Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                         35 - Scudder S&P 500 Index Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A:

                        For Scudder Growth and Income Fund:
                        Financial highlights for the ten fiscal years ended December 31, 1997
                        (Incorporated by reference to Post-Effective
                        Amendment No. 75 to the Registration Statement.) To be filed by amendment.

                        For Scudder Large Company Growth Fund:
                        Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997 (Incorporated by Reference to Post-Effective Amendment No. 90 to the Registration Statement.)

                        For Classic Growth Fund - Scudder Shares:
                        Financial Highlights for the period September 9,
                        1996 (commencement of operations) to February 28, 1997. Are filed herein.

                        For Scudder S&P 500 Index Fund - Equity 500 Index
                        Portfolio:
                        Financial Highlights for the period August 29,
                        1997 (commencement of operations) to December 31, 1997. (Incorporated by reference to Post - Effective Amendment No. 91 to the Registration Statement.)

                  Included in the Part B:

                        For Scudder Growth and Income Fund:
                        Investment Portfolio as of December 31, 1997
                        To be filed by amendment.
                        Statement of Assets and Liabilities as of December 31, 1997
                        To be filed by amendment.
                        Statement of Operations for the year ended
                        December 31, 1997
                        To be filed by amendment.
                        Statements of Changes in Net Assets for the two fiscal years ended December 31, 1997
                        To be filed by amendment.
                        Financial Highlights for the ten fiscal years ended December 31, 1997
                        To be filed by amendment.
                        Notes to Financial Statements
                        To be filed by amendment.
                        Report of Independent Accountants
                        To be filed by amendment.

                        For Scudder Large Company Growth Fund:
                        Investment Portfolio as of October 31, 1997
                        Statement of Assets and Liabilities as of October
                        31, 1997
                        Statement of Operations for the fiscal year ended October 31, 1997
                        Statements of Changes in Net Assets for the three fiscal years ended October 31, 1997
                        Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997 Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective
                        Amendment No. 90 to the Registration Statement.)

                        For Scudder Classic Growth Fund:
                        Investment Portfolio as of February 28, 1997
                        Statement of Assets and Liabilities as of February
                        28, 1997
                        Statement of Operations for the period September
                        9, 1996 (commencement of operations) to February
                        28, 1997
                        Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997
                        Financial Highlights for the period September 9,
                        1996 (commencement of operations) to February 28, 1997 Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective
                        Amendment No. 80 to the Registration Statement.)

                        For Scudder S&P 500 Index Fund - Equity 500 Index
                        Portfolio:
                        Investment Portfolio as of December 31, 1997
                        Statement of Assets and Liabilities for the period August 29, 1997 (commencement of operations) to December 31, 1997
                        Statement of Operations for the period August 29, 1997 (commencement of operations) to December 31, 1997 Statement of Changes in Net Assets for the period August 29, 1997 (commencement of operations) to December 31, 1997
                        Financial Highlights for the period August 29,
                        1997 (commencement of operations) to December 31, 1997 Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective
                        Amendment No. 91 to the Registration Statement.)


                        For Scudder Real Estate Investment Fund:
                        Statement of Assets and Liabilities as of February 25, 1998.
                        (Incorporated by reference to Post-Effective
                        Amendment No. 91 to the Registration Statement.)

                        For Scudder Dividend + Growth Fund:
                        Statement of Assets and Liabilities to be filed by Amendment.

                   Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

             b.    Exhibits:

                                     All references are to the Registrant's
                                     Registration Statement on Form N-1A
                                     filed with the Securities and Exchange
                                     Commission.  File Nos. 2-13628 and
                                     811-43. ("Registration Statement").

                   1.    (a)(1)      Amended and Restated Declaration of
                                     Trust dated November 4, 1987 is
                                     incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(2) Amendment to Amended and Restated Declaration of Trust dated November 14, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991 is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (b)(1) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (b)(2) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement ("Post-Effective Amendment No. 76").

                         (b)(3) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, and Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement ("Post-Effective Amendment No. 81").

                         (b)(4) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 Par Value - Kemper A, B & C Shares, and Scudder S Shares is filed herein.

                         (c)(1)      Redesignation of Series, Scudder
                                     Classic Growth Fund to Classic Growth
                                     Fund, is filed herein.

                   2. (a) By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (b) Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment
                                     No. 78").

                         (c) Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment
                                     No. 78").

                   3.                Inapplicable.

                   4. Specimen certificate representing shares of beneficial interest with $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement ("Post-Effective Amendment No. 59").

                   5.    (a)         Investment Management Agreement between
                                     the Registrant (on behalf of Scudder
                                     Growth and Income Fund) and Scudder,
                                     Stevens & Clark, Inc. ("Scudder") dated
                                     November 14, 1990 is incorporated by
                                     reference to Post-Effective Amendment
                                     No. 78 to the Registration Statement
                                     ("Post-Effective Amendment No. 78").

                         (b) Investment Management Agreement between the Registrant (on behalf of Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (c) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment
                                     No. 78").

                         (d) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated August 8, 1995 is incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement ("Post-Effective
                                     Amendment No. 75").

                         (e) Investment Management Agreement between the Registrant (on behalf of Scudder Classic Growth Fund) and Scudder dated August 13, 1996 is incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement ("Post-Effective
                                     Amendment No. 81").

                         (f) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated May 1, 1997 is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.

                         (g) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc. dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement.

                         (h) Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper Investments, Inc. dated March 2, 1998 is filed incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

                         (i) Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Kemper Investments, Inc. dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement.

                         (j) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments, Inc. dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement.

                         (k) Investment Management Agreement between the Registrant (on behalf of Scudder Dividend + Growth Fund) and Scudder Kemper Investments, Inc. dated June 1, 1998 to be filed by amendment.

                   6.    (a)         Underwriting Agreement between the
                                     Registrant and Scudder Investor
                                     Services, Inc., formerly Scudder Fund
                                     Distributors, Inc., dated September 10,
                                     1985 is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (b) Form of Underwriting Agreement and Distribution Services Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Distributors, Inc. dated April 1998, is filed herein

                   7.                Inapplicable.

                   8.    (a)(1)      Custodian Agreement between the
                                     Registrant (on behalf of Scudder Growth
                                     and Income Fund) and State Street Bank
                                     and Trust Company ("State Street Bank")
                                     dated December 31, 1984 is incorporated
                                     by reference to Post-Effective
                                     Amendment No. 78 to the Registration
                                     Statement ("Post-Effective Amendment
                                     No. 78").

                         (a)(2) Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(5) Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(6) Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment
                                     No. 78").

                         (a)(7) Custodian fee schedule for Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(8) Custodian fee schedule for Scudder S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.

                         (a)(9) Custodian fee schedule for Scudder Dividend + Growth Fund to be filed by amendment.

                         (b)(1)      Subcustodian Agreement with fee
                                     schedule between State Street Bank and
                                     The Bank of New York, London office,
                                     dated December 31, 1978 is incorporated
                                     by reference to Post-Effective
                                     Amendment No. 78 to the Registration
                                     Statement ("Post-Effective Amendment
                                     No. 78").

                         (c)(1) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (d) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement ("Post-Effective Amendment No. 72").

                         (e) Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                   9.    (a)(1)      Transfer Agency and Service Agreement
                                     with fee schedule between the
                                     Registrant and Scudder Service
                                     Corporation dated October 2, 1989 is
                                     incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(2) Revised fee schedule dated October 6, 1995 for Exhibit 9(a)(1) is incorporated by reference to
                                     Post-Effective Amendment No. 76
                                     ("Post-Effective Amendment No. 76").

                         (a)(3)      Form of revised fee schedule for
                                     Exhibit 9(a)(1) dated October 1, 1996
                                     is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (a)(4) Form of Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998, is filed herein.

                         (b)(1) COMPASS Service Agreement and fee schedule with Scudder Trust Company dated January 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment
                                     No. 78").

                         (b)(2) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated by reference to
                                     Post-Effective Amendment No. 74
                                     ("Post-Effective Amendment No. 74").

                         (b)(3)      Form of revised fee schedule for
                                     Exhibit 9(b)(1) dated October 1, 1996
                                     is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (c) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994 is incorporated by reference to Post-Effective Amendment No. 72.

                         (d) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994 is incorporated by reference to Post-Effective Amendment No. 73.

                         (e)         Form of Fund Accounting Services
                                     Agreement between the Registrant, on
                                     behalf of Scudder Classic Growth Fund,
                                     and Scudder Fund Accounting Corporation
                                     is incorporated by reference to
                                     Post-Effective Amendment No. 77 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 77").

                         (f)(1) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (f)(2) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income Fund) dated June 8, 1995 is incorporated by reference to
                                     Post-Effective Amendment No. 74
                                     ("Post-Effective Amendment No. 74").

                         (f)(3) Form of Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998, is filed herein.

                   10.               Inapplicable.

                   11.               Consent of Independent Accountants

                   12.               Inapplicable.

                   13.               Inapplicable.

                   14.   (a)         Scudder Flexi-Plan for Corporations and
                                     Self-Employed Individuals is incorporated by reference to Post-Effective Amendment
                                     No. 78 to the Registration Statement
                                     ("Post-Effective Amendment No. 78").

                         (b) Scudder Individual Retirement Plan is incorporated by reference to
                                     Post-Effective Amendment No. 78 to the
                                     Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (c) SEP-IRA is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                     Amendment No. 78").

                         (d) Scudder Funds 403(b) Plan is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (f) Scudder Roth IRA Custodian Disclosure Statement and Plan Agreement is incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement.

                   15.               Inapplicable.

                   16. Schedule for Computation of Performance Quotation is filed herein. Power of Attorney is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                     Amendment No. 78").

                   17.               Financial Data Schedule is filed herein.

                   18. Mutual Funds Multi-Distribution System Plan - Rule 18f-3 Plan is filed herein

Item 25.     Persons Controlled by or under Common Control with Registrant.

             None

Item 26.     Number of Holders of Securities (as of April 1, 1998).

                           (1)                                (2)
                      Title of Class              Number of Record Shareholders
                      --------------              -----------------------------

             Shares of beneficial interest
             ($0.01 par value):

             Scudder Growth and Income Fund                 428,474
             Scudder Large Company Growth Fund               30,092
             Scudder Classic Growth Fund                      6,398
             Scudder S&P 500 Index Fund                       3,398
             Scudder Real Estate Investment Fund                 NA

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or
                        "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                              (A) by the court or other body approving the settlement or other disposition; or

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Treasurer and Chief Financial Officer, Scudder Kemper
Beckwith              Investments, Inc.**
                  Vice President and Treasurer, Scudder Fund Accounting
                      Corporation*
                  Director, Scudder Stevens & Clark Corporation**
                  Director and Chairman, Scudder Defined Contribution
                      Services, Inc.**
                  Director and President, Scudder Capital Asset Corporation**
                  Director and President, Scudder Capital Stock Corporation**
                  Director and President, Scudder Capital Planning
                      Corporation**
                  Director and President, SS&C Investment Corporation**
                  Director and President, SIS Investment Corporation**
                  Director and President, SRV Investment Corporation**

Lynn S. Birdsong  Director and Vice President, Scudder Kemper Investments,
                      Inc.**
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A. #

Laurence W. Cheng Director, Scudder Kemper Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, ZKI Holding Corporation xx

Steven Gluckstern Director, Scudder Kemper Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, Zurich Holding Company of America o

Rolf Huppi        Director, Chairman of the Board, Scudder Kemper
                      Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, Chairman of the Board, Zurich Holding Company of
                      America o
                  Director, ZKI Holding Corporation xx

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder Kemper Investments, Inc.**
                  Director, Senior Vice President & Assistant Clerk, Scudder
                      Investor Services, Inc.*
                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation*
                  Director & Assistant Clerk, Scudder Service Corporation* Director, SFA, Inc.*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc.***
                  Director, Scudder, Stevens & Clark Japan, Inc.***
                  Director, Vice President and Secretary, Scudder, Stevens &
                      Clark of Canada, Ltd.***
                  Director, Vice President and Secretary, Scudder Canada
                      Investor Services Limited***
                  Director, Vice President and Secretary, Scudder Realty
                      Advisers, Inc. x
                  Director and Secretary, Scudder, Stevens & Clark
                      Corporation**
                  Director and Secretary, Scudder, Stevens & Clark Overseas
                      Corporation oo
                  Director and Secretary, SFA, Inc.*
                  Director, Vice President and Secretary, Scudder Defined
                      Contribution Services, Inc.**
                  Director, Vice President and Secretary, Scudder Capital
                      Asset Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Stock Corporation**

                  Director, Vice President and Secretary, Scudder Capital
                      Planning Corporation**
                  Director, Vice President and Secretary, SS&C Investment
                      Corporation**
                  Director, Vice President and Secretary, SIS Investment
                      Corporation**
                  Director, Vice President and Secretary, SRV Investment
                      Corporation**
                  Director, Vice President and Secretary, Scudder Brokerage
                      Services, Inc.*
                  Director, Korea Bond Fund Management Co., Ltd. +

Markus Rohrbasser Director, Scudder Kemper Investments, Inc.**
                  Member Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  President, Director, Chairman of the Board, ZKI Holding
                      Corporation xx

Cornelia M. Small Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani Director, President and Chief Executive Officer, Scudder
                      Kemper Investments, Inc.**
                  Director, Scudder, Stevens & Clark Japan, Inc. ### President and Director, Scudder, Stevens & Clark Overseas
                      Corporation oo
                  President and Director, Scudder, Stevens & Clark
                      Corporation**
                  Director, Scudder Realty Advisors, Inc. x
                  Director, IBJ Global Investment Management S.A. Luxembourg,
                      Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      o     Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.    Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (1)                               (2)                                     (3)

      Name and Principal                Position and Offices with               Positions and
      Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
      ----------------                  -------------------------------         -----------------------

      William S. Baughman               Vice President                          None
      Two International Place
      Boston, MA 02110

      (1)                               (2)                                     (3)

      Name and Principal                Position and Offices with               Positions and
      Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
      ----------------                  -------------------------------         -----------------------

      Lynn S. Birdsong                  Senior Vice President                   None
      345 Park Avenue
      New York, NY 10154

      Mary Elizabeth Beams              Vice President                          None
      Two International Place
      Boston, MA 02110

      Mark S. Casady                    Director, President and Assistant       None
      Two International Place           Treasurer
      Boston, MA  02110

      Linda Coughlin                    Director and Senior Vice President      None
      Two International Place
      Boston, MA  02110

      Richard W. Desmond                Vice President                          None
      345 Park Avenue
      New York, NY  10154

      Paul J. Elmlinger                 Senior Vice President and Assistant     None
      345 Park Avenue                   Clerk
      New York, NY  10154

      Philip S. Fortuna                 Vice President                          Vice President
      101 California Street
      San Francisco, CA 94111

      William F. Glavin                 Vice President                          None
      Two International Place
      Boston, MA 02110

      Margaret D. Hadzima               Assistant Treasurer                     None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
      Two International Place           and Assistant Clerk
      Boston, MA 02110

      Thomas F. McDonough               Clerk                                   Vice President, Secretary
      Two International Place                                                   and Treasurer
      Boston, MA 02110

      Daniel Pierce                     Director, Vice President                President and Trustee
      Two International Place           and Assistant Treasurer
      Boston, MA 02110

      Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
      345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
      New York, NY  10154

      (1)                               (2)                                     (3)

      Name and Principal                Position and Offices with               Positions and
      Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
      ----------------                  -------------------------------         -----------------------

      Robert A. Rudell                  Vice President                          None
      Two International Place
      Boston, MA 02110

      William M. Thomas                 Vice President                          None
      Two International Place
      Boston, MA 02110

      Benjamin Thorndike                Vice President                          None
      Two International Place
      Boston, MA 02110

      Sydney S. Tucker                  Vice President                          None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack                 Vice President                          None
      Two International Place
      Boston, MA  02110

      (c)

                  (1)                     (2)                 (3)                 (4)                 (5)
                                    Net Underwriting    Compensation on
           Name of Principal         Discounts and        Redemptions          Brokerage             Other
              Underwriter             Commissions       and Repurchases       Commissions        Compensation
              -----------             -----------       ---------------       -----------        ------------

            Scudder Investor              None                None                None               None
             Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of April, 1998.

                                          SCUDDER INVESTMENT TRUST



                                          By /s/Thomas F. McDonough
                                            ------------------------------------
                                              Thomas F. McDonough, Treasurer,
                                              Vice President and Secretary
                                              (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               April 24, 1998
                                            Officer) and Trustee


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      April 24, 1998


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      April 24, 1998


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      April 24, 1998


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      April 24, 1998


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      April 24, 1998


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      April 24, 1998


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President                      April 24, 1998
                                            and Assistant Secretary


*By:     /s/Thomas F. McDonough
         ----------------------------------
         Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April 28, 1995 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 79 filed February 26, 1997 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 85 filed October 31, 1997.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 94
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 46

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX

                                Exhibit 1 (b)(4)
                                  Exhibit 1 (c)
                                  Exhibit 6 (c)
                                Exhibit 9 (a)(4)
                                Exhibit 9 (f)(3)
                                   Exhibit 11
                                   Exhibit 17
                                   Exhibit 18